Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	8-K
Document period end date	Dec 31, 2012
Amendment flag	false
Entity central index key	0001489393
Entity registrant name	LyondellBasell Industries N.V.

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Apr. 30, 2010 Predecessor
Sales and other operating revenues:
Trade	$ 25,409	$ 44,315	$ 47,067	$ 12,600
Related parties	723	1,037	1,116	207
Sales Revenue Net	26,132	45,352	48,183	12,807
Operating costs and expenses:
Cost of sales	23,183	39,595	42,732	11,744
Selling, general and administrative expenses	558	909	918	304
Research and development expenses	99	172	196	55
Costs And Expenses	23,840	40,676	43,846	12,103
Operating income	2,292	4,676	4,337	704
Interest expense	(539)	(655)	(1,044)	(711)
Interest income	17	15	37	5
Other income (expense), net	(102)	2	30	(259)
Income (loss) from continuing operations before equity investments, reorganization items and income taxes	1,668	4,038	3,360	(261)
Income from equity investments	86	143	216	84
Reorganization items	(23)	4	(45)	7,124
Income from continuing operations before income taxes	1,731	4,185	3,531	6,947
Provision for (benefit from) income taxes	170	1,327	1,059	(1,315)
Income from continuing operations	1,561	2,858	2,472	8,262
Income (loss) from discontinued operations, net of tax	19	(24)	(332)	242
Net income	1,580	2,834	2,140	8,504
Net loss attributable to non-controlling interests	7	14	7	60
Net income attributable to the Company shareholders	$ 1,587	$ 2,848	$ 2,147	$ 8,564
Net income (loss) attributable to the Company shareholders - Basic:
Continuing operations (in dollars per share)	$ 2.76	$ 5.01	$ 4.34
Discontinued operations (in dollars per share)	$ 0.03	$ (0.04)	$ (0.58)
Basic (in dollars per share)	$ 2.79	$ 4.97	$ 3.76
Net income (loss) attributable to the Company shareholders - Diluted:
Continuing operations (in dollars per share)	$ 2.75	$ 4.96	$ 4.32
Discontinued operations (in dollars per share)	$ 0.03	$ (0.04)	$ (0.58)
Diluted (in dollars per share)	$ 2.78	$ 4.92	$ 3.74

Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Apr. 30, 2010 Predecessor
Net income	$ 1,580	$ 2,834	$ 2,140	$ 8,504
Financial derivatives:
Financial instrument adjustments during the period	0	0	0	141
Income tax expense (benefit)	0	0	0	51
Financial derivatives, net of tax	0	0	0	90
Unrealized losses on held-for-sale securities held by equity investees:
Unrealized losses arrising during the period	0	0	0	(13)
Income tax expense (benefit)	0	0	0	0
Unrealized loss on held-for-sale securities held by equity investees, net of tax	0	0	0	(13)
Defined benefit and other postretirement benefit plans:
Prior service cost arising during period	(10)	12	(16)	0
Reclassification adjustment for amortization of prior service cost included in net income	0	3	0	0
Net actuarial loss arising during period	(53)	(198)	(382)	(45)
Reclassification adjustment for net actuarial loss included in net income	0	24	0	0
Defined benefit and other postretirement benefit plans, before tax	(63)	(159)	(398)	(45)
Income tax expense (benefit)	(30)	(38)	(128)	3
Defined benefit and other postretirement benefit plans, net of tax	(33)	(121)	(270)	(48)
Foreign currency translations adjustment:
Unrealized net change arising during the period	118	136	(237)	(34)
Income tax expense (benefit)	4	(1)	1	(9)
Foreign currency translations, net of tax	114	137	(238)	(25)
Total other comprehensive income (loss)	81	16	(508)	4
Comprehensive income	1,661	2,850	1,632	8,508
Comprehensive loss attributable to non-controlling interest	7	14	7	60
Comprehensive income attributable to the Company shareholders	$ 1,668	$ 2,864	$ 1,639	$ 8,568

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 2,732	$ 1,065
Restricted cash	5	53
Accounts receivable:
Trade, net	3,720	3,582
Related parties	184	196
Inventories	5,075	5,499
Prepaid expenses and other current assets	570	1,040
Total current assets	12,286	11,435
Property, plant and equipment, net	7,696	7,333
Investments and long-term receivables:
Investment in PO joint ventures	397	412
Equity investments	1,583	1,559
Other investments and long-term receivables	383	72
Goodwill	591	585
Intangible assets, net	1,038	1,177
Other assets	246	266
Total assets	24,220	22,839
Current liabilities:
Current maturities of long-term debt	1	4
Short-term debt	95	48
Accounts payable:
Trade	2,440	2,562
Related parties	845	852
Accrued liabilities	1,157	1,242
Deferred income taxes	558	310
Total current liabilities	5,096	5,018
Long-term debt	4,304	3,980
Other liabilities	2,327	2,277
Deferred income taxes	1,314	917
Commitments and contingencies
Stockholders' equity:
Ordinary shares, EUR0.04 par value, 1,275 million shares authorized, 575,216,709 and 573,390,514 shares issued, respectively	31	31
Additional paid-in capital	10,351	10,272
Retained earnings	1,274	841
Accumulated other comprehensive loss	(411)	(427)
Treasury stock, at cost, 3,206,033 and 4,051,013 ordinary shares, respectively	(106)	(124)
Total Company share of stockholders' equity	11,139	10,593
Non-controlling interests	40	54
Total equity	11,179	10,647
Total liabilities and equity	$ 24,220	$ 22,839

Consolidated Balance Sheets (Parentheticals) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity Attributable to Parent [Abstract]
Ordinary shares, par value (in dollars per share)	€ 0.04	€ 0.04
Ordinary shares, shares authorized (in shares)	1,275,000,000	1,275,000,000
Ordinary shares, shares outstanding (in shares)	575,216,709	573,390,514
Treasury stock, shares (in shares)	3,206,033	4,051,013

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2012 Successor	Dec. 31, 2011 Successor	Apr. 30, 2010 Predecessor
Cash flows from operating activities:
Net income	$ 1,580	$ 2,834	$ 2,140	$ 8,504
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	558	983	931	565
Asset impairments	28	22	52	9
Amortization of debt-related costs	23	24	30	307
Charges related to payment of debt	18	34	31	0
Inventory valuation adjustment	42	0	0	0
Equity investments -
Equity income	(86)	(143)	(216)	(84)
Distribution of earnings, net of tax	34	147	206	18
Deferred income taxes	20	715	452	(1,321)
Reorganization items and fresh start accounting adjustments, net	23	(4)	45	(7,388)
Reorganization-related payments, net	(349)	0	(112)	(407)
(Gain) loss on sale of assets	(64)	(12)	(42)	4
Changes in assets and liabilities that provided (used) cash:
Accounts receivable	(52)	(101)	(89)	(650)
Inventories	(27)	441	(732)	(368)
Accounts payable	392	(189)	703	249
Contributions to pension plans	(63)	(180)	(526)	(36)
Income tax refunds	3	306	7	1
Prepaid expenses and other current assets	33	(98)	(23)	58
Other, net	855	8	3	(386)
Net cash provided by (used in) operating activities	2,968	4,787	2,860	(925)
Cash flows from investing activities:
Expenditures for property, plant and equipment	(466)	(1,060)	(1,050)	(226)
Proceeds from disposal of assets	154	12	71	1
Short-term investments	0	0	0	12
Restricted cash	(11)	48	(42)	(11)
Other	0	(13)	0	0
Net cash used in investing activities	(323)	(1,013)	(1,021)	(224)
Cash flows from financing activities:
Issuance of Class B ordinary shares	0	0	0	2,800
Proceeds from exercise of warrants	0	1	37	0
Dividends paid	0	(2,415)	(2,893)	0
Net repayments of debtor-in-possession term loan facility	0	0	0	(2,170)
Net repayments under debtor-in-possession revolving credit facility	0	0	0	(325)
Net borrowings (repayments) on revolving credit facilities	(412)	0	0	38
Issuance of long-term debt	0	3,000	1,000	3,242
Repayments of long-term debt	(778)	(2,679)	(3,063)	(9)
Payments of equity and debt issuance costs	(2)	(53)	(35)	(253)
Other, net	(2)	1	(1)	(8)
Net cash provided by (used in) financing activities	(1,194)	(2,145)	(4,955)	3,315
Effect of exchange rate changes on cash	60	38	(41)	(13)
Increase (decrease) in cash and cash equivalents	1,511	1,667	(3,157)	2,153
Cash and cash equivalents at beginning of period	2,711	1,065	4,222	558
Cash and cash equivalents at end of period	4,222	2,732	1,065	2,711
Supplemental Cash Flow Information:
Interest paid	281	665	1,066	360
Net income taxes paid	$ 75	$ 261	$ 662	$ 12

Consolidated Statements of Stockholders' Equity (USD $) In Millions	Total	Successor	Predecessor	Ordinary Shares Successor	Ordinary Shares Predecessor	Treasury Stock Successor	Treasury Stock Predecessor	Additional Paid in Capital Successor	Additional Paid in Capital Predecessor	Retained Earnings (Deficit) Successor	Retained Earnings (Deficit) Predecessor	Accumulated Other Comprehensive Income (Loss) Successor	Accumulated Other Comprehensive Income (Loss) Predecessor	Total Stockholders' Equity (Deficit) Successor	Total Stockholders' Equity (Deficit) Predecessor	Non-controlling Interests Successor	Non-controlling Interests Predecessor
Beginning balance at Dec. 31, 2009					$ 60		$ 0		$ 563		$ (9,313)		$ (286)		$ (8,976)		$ 129
Net income (loss)			8,504		0		0		0		8,564		0		8,564		(60)
Other comprehensive income			4		0		0		0		0		4		4		0
Net distributions to non-controlling interests					0		0		0		0		0		0		(15)
Fresh-start reporting adjustments: Elimination of predecessor common stock, capital surplus and accumulated earnings					(60)		0		(563)		749		0		126		0
Fresh-start reporting adjustments: Elimination of predecessor accumulated other comprehensive loss					0		0		0		0		282		282		0
Ending balance at Apr. 30, 2010				0	60	0	0	0	563	0	(749)	0	(282)	0	(408)	54	54
Net income (loss)		1,580		0		0		0		1,587		0		1,587		(7)
Other comprehensive income		81		0		0		0		0		81		81		0
Issuance of class A and class B ordinary shares				30		0		9,815		0		0		9,845		0
Share-based compensation				0		0		22		0		0		22		0
Contributions from non-controllng interests				0		0		0		0		0		0		14
Ending balance at Dec. 31, 2010				30		0		9,837		1,587		81		11,535		61
Net income (loss)		2,140		0		0		0		2,147		0		2,147		(7)
Other comprehensive income		(508)		0		0		0		0		(508)		(508)		0
Warrants exercised				1		0		402		0		0		403		0
Shares purchased				0		(133)		0		0		0		(133)		0
Share-based compensation				0		9		33		0		0		42		0
Special cash dividend				0		0		0		(2,580)		0		(2,580)		0
Cash dividends				0		0		0		(313)		0		(313)		0
Ending balance at Dec. 31, 2011				31		(124)		10,272		841		(427)		10,593		54
Net income (loss)		2,834		0		0		0		2,848		0		2,848		(14)
Other comprehensive income		16		0		0		0		0		16		16		0
Warrants exercised				0		0		43		0		0		43		0
Shares purchased				0		(13)		0		0		0		(13)		0
Share-based compensation				0		31		36		0		0		67		0
Special cash dividend				0		0		0		(1,582)		0		(1,582)		0
Cash dividends				0		0		0		(833)		0		(833)		0
Ending balance at Dec. 31, 2012				$ 31		$ (106)		$ 10,351		$ 1,274		$ (411)		$ 11,139		$ 40

Statements of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash dividends per share (in dollars per share)	$ 4.2	$ 5.05
Successor
Special cash dividends per share (in dollars per share)	$ 4.5	$ 2.75
Cash dividends per share (in dollars per share)	$ 0.55	$ 1.45

Description of Company and Operations	12 Months Ended
Dec. 31, 2012
Description of Company and Operations [Abstract]
Description of Company and Operations [Text Block]

1.       Description of Company and Operations

LyondellBasell Industries N.V. is a limited liability company (Naamloze Vennootschap) incorporated under Dutch law by deed of incorporation dated October 15, 2009. LyondellBasell Industries N.V. was formed to serve as the parent holding company for certain subsidiaries of LyondellBasell Industries AF S.C.A. (together with its subsidiaries, “LyondellBasell AF,” the “Predecessor Company” or the “Predecessor”) after completion of proceedings under chapter 11 (“chapter 11”) of title 11 of the United States Bankruptcy Code (the “U.S. Bankruptcy Code”). LyondellBasell Industries AF S.C.A. and 93 of its subsidiaries were debtors (“the Debtors”) in jointly administered bankruptcy cases (the “Bankruptcy Cases”) in the United States Bankruptcy Court in the Southern District of New York (the “Bankruptcy Court”). As of April 30, 2010 (the “Emergence Date”), LyondellBasell Industries AF S.C.A.'s equity interests in its indirect subsidiaries terminated and LyondellBasell Industries N.V. now owns and operates, directly and indirectly, substantially the same business as LyondellBasell Industries AF S.C.A. owned and operated prior to emergence from the Bankruptcy Cases, which business includes subsidiaries of LyondellBasell Industries AF S.C.A. that were not involved in the Bankruptcy Cases. LyondellBasell Industries N.V. is the successor to the combination in December 2007 of Lyondell Chemical Company (“Lyondell Chemical”) and Basell AF S.C.A. (“Basell”), which created one of the world's largest private petrochemical companies with significant worldwide scale and leading product positions. LyondellBasell Industries AF S.C.A. is no longer part of the LyondellBasell group.

LyondellBasell Industries N.V., together with its consolidated subsidiaries (collectively “LyondellBasell N.V.,” the “Successor Company” or the “Successor”), is a worldwide manufacturer of chemicals and polymers, a refiner of crude oil, a significant producer of gasoline blending components and a developer and licensor of technologies for production of polymers. When we use the terms “LyondellBasell N.V.,” the “Successor Company,” the “Successor,” “we,” “us,” “our” or similar words, unless the context otherwise requires, we are referring to LyondellBasell N.V. after April 30, 2010. References herein to the “Company” for periods through April 30, 2010 are to the Predecessor Company, LyondellBasell AF, and for periods after the Emergence Date, to the Successor Company, LyondellBasell N.V.

LyondellBasell Industries AF S.C.A. was formed in the Grand Duchy of Luxembourg as a corporate partnership limited by shares in April 2005 by BI S.à.r.l., a Luxembourg private limited liability company, affiliated with Access Industries, which is a privately held industrial group based in the United States.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies [Text Block]

2.       Summary of Significant Accounting Policies

The following significant accounting policies were applied in the preparation of these Consolidated Financial Statements for the Successor Period:

Basis of Preparation and Consolidation

The accompanying consolidated financial statements have been prepared from the books and records of LyondellBasell N.V. and its subsidiaries after April 30, 2010 and LyondellBasell AF and its subsidiaries for periods up to and including that date under accounting principles generally accepted in the U.S. (“U.S. GAAP”). Subsidiaries are defined as being those companies over which the Company, either directly or indirectly, has control through a majority of the voting rights or the right to exercise control or to obtain the majority of the benefits and be exposed to the majority of the risks. Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases. All intercompany transactions and balances have been eliminated in consolidation.

The Consolidated Financial Statements have been prepared under the historical cost convention, as modified for the accounting of financial assets and financial liabilities (including derivative instruments) at fair value through profit or loss. Consolidated financial information, including subsidiaries, associates and joint ventures, has been prepared using uniform accounting policies for similar transactions and other events in similar circumstances.

In the second quarter 2012, the operations of our Berre refinery, which had ceased operations on January 4, 2012, met the criteria for discontinued operations classification. Accordingly, these operations have been classified as discontinued operations for all periods presented (See Note 3). Also in the second quarter 2012, the responsibility for business decisions related to our oxyfuels business was moved from the Refining segment to the I&D segment. As a result, our oxyfuels business is now included in the I&D segment. All comparable periods presented herein have been revised to reflect this change (See Note 22).

Cash and Cash Equivalents

Cash equivalents consist of highly liquid debt instruments such as certificates of deposit, commercial paper and money market accounts. Cash equivalents include instruments with maturities of three months or less when acquired. Cash equivalents are stated at cost, which approximates fair value. Cash and cash equivalents exclude restricted cash. Our cash equivalents are placed in high-quality commercial paper, money market funds and time deposits with major international banks and financial institutions.

We have no requirements for compensating balances in a specific amount at a specific point in time. We maintain compensating balances for some of our banking services and products. Such balances are maintained solely at our discretion.

Trade Receivables

Trade receivables are amounts due from customers for merchandise sold or services performed in the ordinary course of business.

We calculate provisions for doubtful accounts receivable based on our estimates of amounts that we believe are unlikely to be collected. Collectability of receivables is reviewed and the provision calculated for doubtful accounts is adjusted at least quarterly, based on aging of specific accounts and other available information about the associated customers. Provisions for doubtful accounts are included in selling, general and administrative expenses.

Inventories

Inventories are carried at the lower of current market value or cost. Cost is determined using the last-in, first-out (“LIFO”) method for raw materials, work in progress (“WIP”) and finished goods, and the moving average cost method for materials and supplies.

Inventory exchange transactions, which involve fungible commodities and do not involve the payment or receipt of cash, are not accounted for as purchases and sales. Any resulting volumetric exchange balances are accounted for as inventory, with cost determined using the LIFO method.

Property, Plant and Equipment

Property, plant and equipment are recorded at historical cost. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Costs may also include borrowing costs incurred on debt during construction or major projects exceeding one year, costs of major maintenance as part of turnarounds of major units and committed decommission costs. Land is not depreciated. Depreciation is computed using the straight-line method over the estimated useful asset lives to their residual values, generally as follows:

  25 years for major manufacturing equipment
  30 years for buildings
  5 to 15 years for light equipment and instrumentation
  15 years for office furniture
  4 to 7 years for turnarounds of major units and
  3 to 5 years for information system equipment.

The assets' residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

We evaluate property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When it is probable that an asset or asset group's undiscounted future cash flows will not be sufficient to recover the carrying amount, the asset is written down to its estimated fair value.

Upon retirement or sale, we remove the cost of the asset and the related accumulated depreciation from the accounts and reflect any resulting gain or loss in the Consolidated Statements of Income.

Equity Investments

We account for equity investments using the equity method of accounting if we have the ability to exercise significant influence over, but not control of, an investee. Significant influence generally exists if we have an ownership interest representing between 20% and 50% of the voting rights. Under the equity method of accounting, investments are stated initially at cost and are adjusted for subsequent additional investments and our proportionate share of profit or losses and distributions. Our equity investments, which were recorded at their estimated fair value at emergence from bankruptcy, may include goodwill identified on the fresh start accounting date, net of any accumulated impairments.

We record our share of the profits or losses of the unconsolidated entities, net of income taxes, in the Consolidated Statements of Income. When our share of losses in an investment equals or exceeds our interest in the equity investment, including any other unsecured receivables, we do not recognize further losses, unless we have incurred obligations or made payments on behalf of the equity investment.

We evaluate our equity method investments for impairment when events or changes in circumstances indicate, in management's judgment, that the carrying value of such investments may have experienced an other-than-temporary decline in value. When evidence of loss in value has occurred, management compares the estimated fair value of investment to the carrying value of investment to determine whether an impairment has occurred. If the estimated fair value is less than the carrying value and management considers the decline in value to be other-than temporary, the excess of the carrying value over the estimated fair value is recognized in the financial statements as an impairment.

Goodwill

We recorded goodwill upon application of fresh-start accounting on the Emergence Date. Goodwill is not amortized, but is tested for impairment. We assess the recoverability of the carrying value of goodwill during the fourth quarter of each year or whenever events or changes in circumstances indicate that the carrying amount of the goodwill of a reporting unit may not be fully recoverable.

We first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. Qualitative factors assessed for each of the reporting units included, but were not limited to, changes in long-term commodity prices, discount rates, competitive environments, planned capacity, cost factors such as raw material prices, and financial performance of the reporting units. If the qualitative assessment indicates that it is more likely than not that the carrying value of a reporting unit exceeds its estimated fair value, a two-step quantitative test is required.

For 2012 and 2011, our qualitative assessment indicated that the fair value of the reporting units were greater than the carrying value and therefore it was not necessary to perform the quantitative two-step goodwill impairment test.

Intangible Assets

Identifiable Intangible Assets—Costs to purchase and to develop software for internal use are deferred and amortized over periods of 3 to 10 years. Other intangible assets were stated at fair value at emergence. Such assets primarily consist of emission allowances, various contracts, and in-process research and development. These assets are amortized using the straight-line method over their estimated useful lives or over the term of the related agreement, if shorter. We evaluate identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.

Research and Development—Research and Development (“R&D”) costs are expensed when incurred. Subsidies for research and development are included in Other income. Depreciation expense related to R&D assets is included as a cost of R&D. To the extent the purchase price in a business combination is allocated to in-process research and development assets, those assets are capitalized at fair value as an intangible asset with an indefinite life. When the related R&D project is abandoned, the assets are impaired. In addition, when related R&D project activities are completed, we make a determination of the useful lives over which the assets are amortized.

Income Taxes

The income tax expense for the period comprises current and deferred tax. Income tax is recognized in the Consolidated Statements of Income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In these cases, the applicable tax amount is also recognized in other comprehensive income or directly in equity, respectively.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as the net tax effects of net operating loss carry forwards. Valuation allowances are provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized.

We recognize uncertain income tax positions in our financial statements when it is more likely than not, based on the technical merits, that the position or a portion thereof will be sustained upon examination.

Employee Benefits

Pension plans—We have both defined benefit (funded and unfunded) and defined contribution plans. For the defined benefit plans, a Projected Benefit Obligation is calculated annually by independent actuaries using the projected unit credit method. Pension costs primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of expected return on plan assets.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity and are reflected in accumulated other comprehensive income in the period in which they arise.

For defined contribution plans, we pay contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The contributions are recognized as employee benefit expense when due.

Other post-employment obligations—Certain employees are entitled to post-retirement medical benefits to retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment applying the same accounting methodology used for defined benefit plans.

Termination benefits—Contractual termination benefits are payable when employment is terminated due to an event specified in the provisions of a social/labor plan or statutory law. A liability is recognized for one time termination benefits when we are committed to i) make payments and the number of affected employees and the benefits received are known to both parties, and ii) terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal and can reasonably estimate such amount. Benefits falling due more than 12 months after the balance sheet date are discounted to present value.

Other Provisions

Environmental Remediation Costs—Environmental remediation liabilities include liabilities related to sites we currently own, sites we no longer own as well as sites where we have operated that belong to other parties. These liabilities were recorded at fair value at emergence and are subject to periodic remeasurement.  Additional liabilities recorded subsequent to emergence for anticipated expenditures related to investigation and remediation of contaminated sites are accrued when it is probable a liability has been incurred and the amount of the liability can be reasonably estimated.  Only ongoing operating and monitoring costs, the timing of which can be determined with reasonable certainty, are discounted to present value.  Future legal costs associated with such matters, which generally are not estimable, are not included in these liabilities.

Asset Retirement Obligation—At some sites, we are contractually obligated to decommission our plants upon site exit. Existing obligations were recorded at fair value at emergence. Asset retirement obligations arising since emergence are recorded at the present value of the estimated costs to retire the asset at the time the obligation is incurred. That cost is capitalized as part of the related long lived asset and depreciation is recognized on a straight line basis over the useful life of the related asset. Accretion expense in connection with the discounted liability is also recognized over the useful life of the related asset. Such depreciation and accretion expenses are included in Cost of sales.

Foreign Currency Translation

Functional and reporting currency—Items included in the financial information of each of LyondellBasell N.V.'s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”) and then translated to the U.S. dollar reporting currency through Other comprehensive income.

Transactions and balances—Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statements of Income.

In the Consolidated Financial Statements, the results and financial position of all subsidiaries that have a functional currency different from the presentation currency are translated into the reporting currency as follows:

  Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
  Income and expenses for each income statement are translated at average exchange rates; and
  All resulting exchange differences are recognized as a separate component within other comprehensive income (currency translation reserve).

Revenue Recognition

Revenue from product sales is recognized at the time of transfer of title and risk of loss to the customer, which usually occurs at the time of shipment. Revenue is recognized at the time of delivery if we retain the risk of loss during shipment. For products that are shipped on a consignment basis, revenue is recognized when the customer uses the product. Costs incurred in shipping products sold are included in Cost of sales. Billings to customers for shipping costs are included in sales revenue. With respect to licensing contracts, we recognize revenue in accordance with agreed upon terms, when performance obligations are satisfied, the amount is fixed or determinable and collectability is reasonably assured.

Share-Based Compensation

The Company grants stock-based compensation awards that vest over a specified period upon employees meeting certain service criteria. The fair value of equity instruments issued to employees is measured on the grant date and is recognized over the vesting period.

Liabilities with respect to cash-settled awards are recognized as a liability and re-measured at each balance sheet date through the Consolidated Statements of Income.

Leases

We lease land and fixed assets for use in our operations. All lease agreements are evaluated and classified as either an operating lease or a capital lease. A lease is classified as a capital lease if any of the following criteria are met: transfer of ownership to the lessee by the end of the lease term; the lease contains a bargain purchase option; the lease term is equal to 75% or greater of the asset's useful economic life; or the present value of the future minimum lease payments is equal to or greater than 90% of the asset's fair market value. Capital leases are capitalized at the lower of the net present value of the total amount of rent payable under the leasing agreement (excluding finance charges) or fair market value of the leased asset. Capital lease assets are depreciated on a straight-line basis, over a period consistent with our normal depreciation policy for tangible fixed assets, but generally not exceeding the lease term. Operating lease expense is recognized ratably over the entire lease term.

Derivative Financial Instruments and Hedging Activities

We selectively enter into derivative transactions to manage volatility related to market risks associated with changes in commodity pricing, currency exchange rates and interest rates. We categorize assets and liabilities, measured at fair value, into one of three different levels depending on the observability of the inputs employed in the measurement. Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Level 2 inputs are observable inputs other than quoted prices included within Level 1 for the asset or liability, either directly or indirectly through market corroborated inputs. Level 3 inputs are unobservable inputs for the asset or liability reflecting significant modifications to observable related market data or our assumptions about pricing by market participants. For a discussion related to financial instruments and derivatives policies, see Note 14.

Non-Controlling Interests

Non-controlling interests primarily represent the interests of unaffiliated investors in a partnership that owns our PO/SM II plant at the Channelview, Texas complex and a subsidiary owning an equity investment in the Al-Waha Petrochemicals Ltd. joint venture.

Use of estimates and classification

Use of Estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Classification—Our consolidated financial statements classify precious metals and catalysts as components of Property, plant and equipment. Catalysts and precious metals were previously reported by the Predecessor as Intangible assets, net, and Other assets, respectively. Debt issuance costs, which were previously reported as Intangible assets, net, by the Predecessor, are classified as Other assets by the Successor.

Predecessor Period

The accounting policies of LyondellBasell AF in the Predecessor period were the same as for LyondellBasell N.V. in the Successor period except for the policy related to inventories. Inventories were carried at the lower of current market value or cost. Cost was determined using the FIFO method, except for certain U.S. inventories for which cost was required to be determined using the LIFO method, and the average cost method for materials and supplies.

Recently Adopted Guidance

Comprehensive Income—In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-05, related to Accounting Standards Codification (“ASC”) Topic 220, Comprehensive Income: Presentation of Comprehensive Income and in December 2011 the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. These standards eliminate the current option to report other comprehensive income and its components in the statement of changes in equity. We elected to present Statements of Comprehensive Income in two separate but consecutive statements beginning January 1, 2012, and the amendments have been applied retrospectively for all prior periods presented.

Fair Value Measurement―In May 2011, the FASB issued new guidance related to ASC Topic 820, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”), changes some fair value measurement principles and requires additional disclosure. The ASU was effective for interim and annual periods beginning on or after December 15, 2011. The adoption of this amendment in 2012 did not have a material effect on the presentation of our consolidated financial statements.

Accounting Guidance Issued But Not Adopted as of December 31, 2012

Disclosures about Offsetting Assets and Liabilities—In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The standard requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. GAAP and IFRS. The differences in the offsetting requirements account for a difference in the amounts presented in statements of financial position (balance sheets) prepared in accordance with U.S. GAAP and IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this amendment is not expected to have a material impact on the presentation of our Consolidated Financial Statements.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations [Text Block]

3.       Discontinued Operations and Related Items

Berre—In September 2011, we announced our intention to initiate consultations with relevant employee Works Councils regarding a contemplated closure of our Berre refinery after receiving no offers to purchase the refinery. In connection with the intended closure, we recorded pre-tax charges totaling $136 million in the fourth quarter of 2011, primarily related to the estimated cost of the social plan for the affected employees. In 2012, we reduced the estimated cost of the social plan by $25 million.

Operations at the Berre refinery were suspended on January 4, 2012.

In the second quarter of 2012, the operations of the Berre refinery were deemed to have met the criteria for discontinued operations classification. As a result, the operations have been classified as discontinued operations, net of income taxes, in the Consolidated Statements of Income for all periods presented. The amounts included in Income (loss) from discontinued operations, net of tax, are summarized as follows:

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010

Sales and other operating revenues	$278	$2,852	$1,552	$660

Income (loss) from discontinued operations
before income taxes	$(24)	$(343)	$(45)	$242
(Provision for) benefit from income taxes	- -	11	- -	- -
Income (loss) from discontinued operations,
net of tax	$(24)	$(332)	$(45)	$242

Losses from discontinued operations for 2012 include benefits related to the liquidation of LIFO-valued inventory of $73 million.

The following table summarizes the assets and liabilities of the Berre refinery that are included in the Consolidated Balance Sheets. These amounts were derived from historical financial information and adjusted to exclude intercompany receivables and payables between the Berre refinery and other subsidiaries of the Company.

	December 31,	December 31,
Millions of dollars	2012	2011
Current assets related to discontinued operations:
Accounts receivable trade, net	$16	$234
Inventories	34	222
Total current assets related to discontinued operations	$50	$456

Current liabilities related to discontinued operations:
Accounts payable trade	$19	$158
Accrued liabilities	21	30
Total current liabilities related to discontinued operations	$40	$188

Long-term liabilities related to discontinued operations:
Other liabilities	$48	$121
Total long-term liabilities related to discontinued operations	$48	$121

Future Cash Flows and Related Charges (Benefits)—Future cash inflows will arise from the liquidation of on-hand raw materials, intermediate and refined product inventories.

Future cash out flows will occur for activities associated with exit or disposal activities and for payments made to severed employees. Exit and disposal related costs are expected to be incurred for the next two years. Payments to the affected employees are expected to be substantially complete by 2019.

The following table summarizes the changes in the accrual for the social plan for employees affected by the closure of the Berre refinery:

Millions of dollars	2012		2011
Beginning balance	$130	$	- -
Additions	- -		130
Cash payments	(44)		- -
Adjustment for change in estimated
population and newly enacted law	(25)		- -
Foreign currency impact	(2)		- -
Ending balance	$59		$130

Flavors and Fragrance Chemicals Business—In December 2010, we completed the sale of our flavors & fragrance chemicals business, receiving proceeds of $154 million and recognizing an after-tax gain of $64 million. The operations of the flavors & fragrance chemicals business were not material to our consolidated results and, as such, only the gain on sale was classified as discontinued operations in our Consolidated Statements of Income. The flavors & fragrance chemicals business had manufacturing facilities in Jacksonville, Florida, and Brunswick, Georgia, and approximately 200 employees. The business produced terpene-based fragrance ingredients and flavor ingredients for the oral-care, confectionery and beverage market.

The capital gain generated by the sale of the flavors & fragrance chemicals business was offset by capital loss and carryforwards, for which a full valuation allowance had been recorded and, as such, no tax was provided.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related party transactions [Text Block]

4.       Related Party Transactions

We have related party transactions with affiliates of our major shareholders, Access Industries (“Access”) and Apollo Management (“Apollo”), and with the Company's joint venture partners (see Note 8).

Access―In December 2010, we entered into a tax cooperation agreement with Access. The tax cooperation agreement allows either party to provide the other with information and support in connection with tax return preparation and audits on a time and materials basis through 2014. No payments were received from Access under this agreement during 2012 and payments received were less than $1 million during 2011.

On December 20, 2010, one of our subsidiaries received demand letters from affiliates of Access demanding indemnity for losses, including attorney's fees and expenses, arising out of a pending lawsuit and payment of $100 million in management fees under a 2007 management agreement between an Access affiliate and the predecessor of LyondellBasell AF as well as other unspecified amounts related to advice purportedly given in connection with financing and other strategic transactions. For additional information related to this matter, see Note 19.

Apollo—Transactions with Apollo affiliates include the sales of product under a long-term contract that renews automatically each year, unless a 90 day notice of termination has been received and other product sales made on the spot market in the ordinary course of business.

Director Fee—In connection with the Bankruptcy cases, LyondellBasell AF retained the services of and entered into a Bankruptcy Court-approved contractual agreement with one of its directors. In 2010, the director received a $10 million success fee from the Company upon emergence from chapter 11.

Joint Venture Partners—We have related party transactions with our equity investees. These related party transactions include the sales and purchases of goods in the normal course of business as well as certain financing arrangements. In addition, under contractual arrangements with certain of our equity investees, we receive certain services, utilities and materials at some of our manufacturing sites and we provide certain services to our equity investees.

In September 2011, we received €10 million ($14 million) from our joint venture partner, Basell Orlen Polyolefins SP.Z.O.O. in full payment of a loan made in 2009.

Related party transactions are summarized as follows:

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
The Company billed related parties for:
Sales of products –
Apollo affiliates	$299	$375	$235	$0
Joint venture partners	738	741	488	207
Shared service agreements –
Apollo affiliates	15	13	0	0
Joint venture partners	1	11	22	3
Related parties billed the Company for:
Sales of products –
Joint venture partners	3,260	3,403	803	432
Shared service agreements –
Joint venture partners	107	115	56	28

Accounts Receivable	12 Months Ended
Dec. 31, 2012
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]

5.       Accounts Receivable

We sell our products primarily to other industrial concerns in the petrochemicals and refining industries. We perform ongoing credit evaluations of our customers' financial condition and, in certain circumstances, require letters of credit or corporate guarantees from them. Our allowance for doubtful accounts receivable, which is reflected in the Consolidated Balance Sheets as a reduction of accounts receivable, was $29 million and $16 million at December 31, 2012 and 2011, respectively. Our provisions for doubtful accounts receivable, which are recorded in the Consolidated Statements of Income, were $7 million for 2012, $7 million for 2011 and $12 million for the eight months ended December 31, 2010. LyondellBasell AF recorded provisions for doubtful accounts receivable of $7 million in the four months ended April 30, 2010.

Inventories	12 Months Ended
Dec. 31, 2012
Inventory [Abstract]
Inventories [Text Block]

6.       Inventories

Inventories consisted of the following components at December 31:

Millions of dollars	2012	2011
Finished goods	$3,194	$3,544
Work-in-process	266	267
Raw materials and supplies	1,615	1,688
Total inventories	$5,075	$5,499

At December 31, 2012 and 2011, approximately 90% and 88%, respectively, of our inventories were valued using the LIFO method and the remainder, excluding materials and supplies, was valued using the FIFO method. The excess of current replacement cost over LIFO cost of inventories amounted to $620 million and $467 million at December 31, 2012 and 2011, respectively.

Property, Plant and Equipment, Goodwill and Intangibles Assets	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Goodwill and Intangibles Assets [Abstract]
Property, Plant And Equipment Goodwill And Intangible Assets Disclosure [Text Block]

7.       Property, Plant and Equipment, Goodwill and Intangible Assets

Plant, Property and Equipment—The components of property, plant and equipment, at cost, and the related accumulated depreciation were as follows at December 31:

Millions of dollars	2012	2011
Land	$304	$301
Manufacturing facilities and equipment	8,335	7,358
Construction in progress	987	785
Total property, plant and equipment	9,626	8,444
Less accumulated depreciation	(1,930)	(1,111)
Property, plant and equipment, net	$7,696	$7,333

In 2012, we recognized impairment charges of $22 million, primarily related to damage to our LDPE plant in Wesseling, Germany resulting from an explosion in a reactor bay.

On February 25, 2010, based on the continued impact of global economic conditions on polypropylene demand, LyondellBasell AF announced a project to cease production at, and permanently shut down, its polypropylene plant at Terni, Italy. LyondellBasell AF recognized charges of $23 million in Cost of sales related to plant and other closure costs in the first quarter of 2010. In July 2010, the plant ceased production.

Intangible Assets―The components of identifiable intangible assets, at cost, and the related accumulated amortization were as follows at December 31:

	2012			2011
		Accumulated			Accumulated
Millions of dollars	Cost	Amortization	Net	Cost	Amortization	Net
In-process research and
development costs	$131	$(30)	$101	$127	$(19)	$108
Emission allowances	728	(195)	533	731	(128)	603
Various contracts	563	(197)	366	563	(146)	417
Software costs	102	(64)	38	99	(50)	49
Total intangible assets	$1,524	$(486)	$1,038	$1,520	$(343)	$1,177

Amortization of these identifiable intangible assets for the next five years is expected to be $133 million in 2013, $128 million in 2014, $120 million in 2015, $114 million in 2016 and $112 million in 2017.

In 2011, we recognized impairments of $19 million related to certain abandoned in-process research and development projects.

Depreciation and Amortization Expense―Depreciation and amortization expense is summarized as follows:

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Property, plant and equipment	$808	$728	$413	$499
Investment in PO joint ventures	30	29	16	19
Emission allowances	70	82	46	0
Various contracts	51	60	81	0
In-process research and development costs	11	13	0	25
Software costs	13	19	2	12
Other	0	0	0	10
Total depreciation and amortization	$983	$931	$558	$565

Asset Retirement Obligations―We are contractually obligated to decommission our plants upon site exit at some locations. In such cases, we have accrued the net present value of the estimated costs. The changes in our asset retirement obligations were as follows:

	Year Ended
	December 31,
Millions of dollars	2012	2011
Beginning balance	$123	$132
Provisions	9	24
Payments	(29)	(28)
Changes in estimates	(2)	(6)
Accretion expense	3	4
Effects of exchange rate changes	2	(3)
Ending balance	$106	$123

We believe that there are asset retirement obligations associated with some of our facilities, but that the present value of those obligations is not material in the context of an indefinite expected life of the facilities. We continually review the optimal future alternatives for our facilities. Any decision to retire one or more facilities may result in an increase in the present value of such obligations.

Goodwill―Goodwill increased from $585 million at December 31, 2011 to $591 million at December 31, 2012 and decreased from $595 million at December 31, 2010 to $585 million at December 31, 2011. All movements were due to foreign exchange impacts.

Investment in PO Joint Ventures	12 Months Ended
Dec. 31, 2012
Investment in PO Joint Ventures [Abstract]
Investment in PO Joint Ventures [Text Block]

8.       Investment in PO Joint Ventures

We, together with Bayer AG and Bayer Corporation (collectively “Bayer”), share ownership in a U.S. propylene oxide (“PO”) manufacturing joint venture (the “U.S. PO Joint Venture”) and a separate joint venture for certain related PO technology. Bayer's ownership interest represents ownership of annual in-kind PO production of the U.S. PO Joint Venture of 1.5 billion pounds in 2012 and 2011. We take in kind the remaining PO production and all co-product (styrene monomer (“SM” or “styrene”) and tertiary butyl alcohol (“TBA”) production from the U.S. PO Joint Venture.

In addition, we and Bayer each have a 50% interest in a separate manufacturing joint venture (the “European PO Joint Venture”), which includes a world-scale PO/SM plant at Maasvlakte near Rotterdam, The Netherlands. We and Bayer each are entitled to 50% of the PO and SM production at the European PO Joint Venture.

We and Bayer do not share marketing or product sales under the U.S. PO Joint Venture. We operate the U.S. PO Joint Venture's and the European PO Joint Venture's (collectively the “PO joint ventures”) plants and arrange and coordinate the logistics of product delivery. The partners share in the cost of production and logistics is based on their product offtake.

We report the cost of our product offtake as inventory and cost of sales in our consolidated financial statements. Related cash flows are reported in the operating cash flow section of the consolidated statements of cash flows. Our investment in the PO joint ventures is reduced through recognition of our share of the depreciation and amortization of the assets of the PO joint ventures, which is included in cost of sales. Other changes in the investment balance are principally due to our additional capital investments in the PO joint ventures.

Changes in the Company's investment in the U.S. and European PO joint ventures for 2012 and 2011 are summarized below:

	U.S. PO Joint	European PO	Total PO
Millions of dollars	Venture	Joint Venture	Joint Ventures
Investments in PO joint ventures - January 1, 2012	$274	$138	$412
Cash contributions	10	3	13
Depreciation and amortization	(22)	(8)	(30)
Effect of exchange rate changes	0	2	2
Investments in PO joint ventures - December 31, 2012	$262	$135	$397

Investments in PO joint ventures - January 1, 2011	$291	$146	$437
Cash contributions	3	5	8
Depreciation and amortization	(20)	(9)	(29)
Effect of exchange rate changes	0	(4)	(4)
Investments in PO joint ventures - December 31, 2011	$274	$138	$412

Equity Investments	12 Months Ended
Dec. 31, 2012
Equity Investments [Abstract]
Equity Investments [Text Block]

9.       Equity Investments

Direct and indirect Equity investments held by the Company are as follows:

	December 31,
Percent of Ownership	2012	2011
Basell Orlen Polyolefins Sp. Z.o.o.	50.00%	50.00%
PolyPacific Pty. Ltd.	50.00%	50.00%
SunAllomer Ltd.	50.00%	50.00%
Saudi Polyolefins Company	25.00%	25.00%
Saudi Ethylene & Polyethylene Company Ltd.	25.00%	25.00%
Al-Waha Petrochemicals Ltd.	20.95%	20.95%
PolyMirae Co. Ltd.	42.59%	42.59%
HMC Polymers Company Ltd.	28.56%	28.56%
Indelpro S.A. de C.V.	49.00%	49.00%
Ningbo ZRCC Lyondell Chemical Co. Ltd.	26.65%	26.65%
Ningbo ZRCC Lyondell Chemical Marketing Co.	50.00%	50.00%
Nihon Oxirane Company	40.00%	40.00%
NOC Asia Ltd.	40.00%	40.00%
Geosel	27.00%	27.00%

The changes in Equity investments are as follows for the years 2012 and 2011:

	Year Ended
	December 31,
Millions of dollars	2012	2011
Beginning balance	$1,559	$1,587
Income from equity investments	143	216
Dividends received, gross	(147)	(208)
Contributions to joint ventures	8	0
Currency exchange effects	11	(21)
Other	9	(15)
Ending balance	$1,583	$1,559

The subsidiary that holds the Company's equity interest in Al-Waha Petrochemicals Ltd. has a minority shareholder, which holds 16.21% of its equity. The equity interest held by the minority shareholder can be called by the Company or can be put to the Company by the minority interest shareholder at any time. The price of the call option is the nominal value of the shares (initial $18 million investment) plus accrued interest based on LIBOR plus 40 basis points, less paid dividends. The price of the put option is €1 plus the minority shareholder's undistributed pro-rata earnings. As of December 31, 2012 and 2011, the put would have a minimal redemption amount and the call could be redeemed for $21 million, the value of the initial investment plus accrued interest.

Summarized balance sheet information and the Company's share of equity investments were as follows:

	December 31, 2012		December 31, 2011
		Company		Company
Millions of dollars	100%	Share	100%	Share
Current assets	$3,923	$1,387	$3,969	$1,380
Noncurrent assets	6,341	1,781	6,546	1,811
Total assets	10,264	3,168	10,515	3,191
Current liabilities	2,973	1,030	2,760	967
Noncurrent liabilities	2,205	615	2,583	727
Net assets	$5,086	$1,523	$5,172	$1,497

Summarized income statement information and the Company's share for the periods for which the respective Equity investments were accounted for under the equity method is set forth below:

	Successor						Predecessor
	Year Ended December 31,				May 1 through		January 1 through
	2012		2011		December 31, 2010		April 30, 2010
		Company		Company		Company		Company
Millions of dollars	100%	Share	100%	Share	100%	Share	100%	Share
Revenues	$10,961	$3,650	$14,960	$4,915	$6,249	$2,248	$3,127	$989
Cost of sales	(9,916)	(3,328)	(13,335)	(4,441)	(5,622)	(2,042)	(2,699)	(869)
Gross profit	1,045	322	1,625	474	627	206	428	120
Net operating expenses	(258)	(91)	(375)	(131)	(169)	(55)	(82)	(29)
Operating income	787	231	1,250	343	458	151	346	91
Interest income	6	3	12	4	4	2	2	1
Interest expense	(306)	(76)	(260)	(71)	(151)	(43)	(43)	(13)
Foreign currency
translation	74	21	(6)	(6)	5	(1)	83	24
Income (loss) from
equity investments	(9)	(2)	3	1	(2)	(3)	3	2
Income before
income taxes	552	177	999	271	314	106	391	105
Provision for
income taxes	(101)	(34)	(201)	(55)	(43)	(20)	(67)	(21)
Net income	$451	$143	$798	$216	$271	$86	$324	$84

The carrying value of our equity investments at December 31, 2012 of $1,583 million reflects the aggregate fair value adjustment at May 1, 2010 and subsequent cumulative amortization, which represents the difference to the equity investments underlying net assets of $1,523 million.

Prepaid Expenses and Other Current Assets and Other Assets	12 Months Ended
Dec. 31, 2012
Prepaid expenses and other current assets and other assets [Abstract]
Prepaid expenses and other current assets and other assets [Text Block]

10.       Prepaid Expenses and Other Current Assets and Other Assets

The components of Prepaid expenses and other current assets were as follows at December 31:

Millions of dollars	2012	2011
VAT receivables	$202	$376
Income taxes	85	372
Advances to suppliers	67	90
Prepaid insurance	51	46
Deferred tax assets	46	29
Taxes other than income taxes	18	11
Other	101	116
Total prepaid expenses and other current assets	$570	$1,040

The components of Other assets were as follows at December 31:

Millions of dollars	2012	2011
Debt issuance costs	$98	$102
Company-owned life insurance	55	54
Pension assets	15	47
Deferred tax assets	44	20
Other	34	43
Total other assets	$246	$266

Accrued Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities [Text Block]

11.       Accrued Liabilities

Accrued liabilities consisted of the following components at December 31:

Millions of dollars	2012	2011
Payroll and benefits	$437	$351
Taxes other than income taxes	201	211
Interest	51	119
Product sales rebates	221	220
Warrants	1	19
Income taxes	37	36
Priority and administrative claims	15	17
Deferred revenues	34	41
Restructuring	66	79
Other	94	149
Total accrued liabilities	$1,157	$1,242

Debt	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Debt [Text Block]

12.       Debt

Long-term loans, notes and other long-term debt to unrelated parties consisted of the following:

Millions of dollars	2012		2011
Senior Notes due 2017, $2,250 million, 8.0%	$	- -	$619
Senior Notes due 2017, €375 million, 8.0%		- -	134
Senior Notes due 2018, $3,240 million, 11.0%		- -	1,922
Senior Notes due 2019, $2,000 million, 5.0%		2,000	- -
Senior Notes due 2021, $1,000 million, 6.0%		1,000	1,000
Senior Notes due 2024, $1,000 million, 5.75%		1,000	- -
Guaranteed Notes due 2027, $300 million, 8.1%		300	300
Other		5	9
Total		4,305	3,984
Less current maturities		(1)	(4)
Long-term debt		$4,304	$3,980

Short-term loans, notes and other short-term debt to unrelated parties consisted of the following:

Millions of dollars	2012		2011
$2,000 million Senior Revolving Credit Facility	$	- -	$	- -
$2,000 million Senior Secured Asset-Based Revolving Credit Facility		- -		- -
$1,000 million U.S. Receivables Securitization Facility		- -		- -
€450 million European Receivables Securitization Facility		- -		- -
Financial payables to equity investees		9		10
Other		86		38
Total short-term debt		$95		$48

Aggregate maturities of debt during the next five years are $96 million in 2013, $1 million in each of the years 2014 through 2017, and $4,300 million thereafter.

Long-Term Debt

8% and 11% Senior Notes―In 2012, we fully repaid our 8% and 11% senior notes in a series of payments totaling $2,676 million, including $755 million for our 8% senior notes and $1,921 million for our 11% senior notes. In connection with these repayments, we paid premiums totaling $294 million and charged $18 million of previously capitalized debt issuance costs to interest expense. As a result of these repayments, the subsidiary guarantees of all of our senior debt, including the 5%, 5.75% and 6% senior notes discussed below were released on June 15, 2012.

5% and 5.75% Senior Notes―In April 2012, we issued $2,000 million aggregate principal amount of 5% senior notes due 2019 and $1,000 million aggregate principal amount of 5.75% senior notes due 2024, each at an issue price of 100%. When issued, the 5% and 5.75% senior notes were guaranteed on a senior basis by generally all of our U.S. subsidiaries. The subsidiary guarantees were released on June 15, 2012 as a result of the repayment of our 8% and 11% senior notes described above.

6% Senior Notes—In November 2011, we issued $1.0 billion of 6% senior notes due 2021. In December 2011, we used the net proceeds from the offering of the 6% senior notes, together with available cash, to pay a special dividend in the aggregate amount of $2.6 billion to shareholders of record on November 25, 2011. When issued, the 6% senior notes were guaranteed on a senior basis by generally all of our U.S. subsidiaries. The subsidiary guarantees were released on June 15, 2012 as a result of the repayment of our 8% and 11% senior notes described above.

Short-Term Debt

Senior Revolving Credit Facility—In May 2012, we entered into a five-year revolving credit facility. The facility may be used for dollar and euro denominated borrowings and includes supporting up to $700 million of dollar and euro denominated letters of credit. The balance of outstanding borrowings and letters of credit under the facility may not exceed $2,000 million at any given time. We may, from time to time, request the total commitments available under the facility be increased to an aggregate amount not to exceed $2,500 million. Borrowings under the facility bear interest at a Base Rate or LIBOR, plus an applicable margin. Additional fees are incurred for the average daily unused commitments.

The facility contains customary covenants and warranties, including specified restrictions on indebtedness, liens, and sale and leaseback transactions. In addition, we are required to maintain a specified interest coverage ratio of 3.00 to 1.00 or more and a consolidated leverage ratio of 3.50 to 1.00 or less as of the last day of each fiscal quarter. We are in compliance with these covenants as of December 31, 2012.

Obligations under the facility were guaranteed by our U.S. subsidiaries until those guarantees were released in June 2012 as a result of the repayment of our 8% and 11% senior notes, described above.

At December 31, 2012, availability under this facility was $1,949 million. There were no borrowings outstanding under the facility and outstanding letters of credit totaled $48 million.

ABL Credit Facility—In connection with the execution of our revolving credit facility in May 2012, we terminated our U.S. asset-based revolving credit facility. All amounts owed by the borrowers under this facility have been repaid and all commitments have been terminated. In connection with the termination of this facility, $17 million of unamortized debt issuance costs were charged to interest expense.

U.S. Receivables Securitization Facility—In September 2012, we entered into a three-year, $1,000 million accounts receivable securitization facility. Pursuant to the new facility, certain of our subsidiaries sell or contribute their trade receivables to a wholly owned, bankruptcy-remote subsidiary on an ongoing basis and without recourse. The bankruptcy-remote subsidiary, which was formed solely to purchase or receive such contributions of receivables from these subsidiaries, may then, at its option and subject to a borrowing base of eligible receivables, sell undivided interests in the pool of trade receivables together with all related security and interests in the proceeds thereof to financial institutions participating in the facility. The receivables sold to the bankruptcy-remote subsidiary are reserved only to satisfy claims of its creditors and are not available to satisfy the claims of creditors of the company and its subsidiaries. In the event of a liquidation, the bankruptcy-remote subsidiary's assets will be used to satisfy the claims of its creditors prior to any assets or value in the bankruptcy-remote subsidiary becoming available to us. We are responsible for servicing the receivables. The facility also provides for the issuance of letters of credit up to $200 million. The term of the securitization facility may be extended in accordance with the provisions of the agreement.

The facility is also subject to customary warranties and covenants, including limits and reserves and the maintenance of specified financial ratios. We are required to maintain a leverage ratio at the end of every fiscal quarter of 3.50 to 1.00 or less for the period covering the most recent four quarters. Performance obligations under the facility are guaranteed by our parent company.

At December 31, 2012, availability under this facility was $916 million. There were no borrowings or letters of credit outstanding under the facility.

Other—Amortization of debt issuance costs resulted in amortization expense of $58 million and $61 million for the years ended December 31, 2012 and 2011, respectively, and $41 million for the eight months ended December 31, 2010 and $307 million for the four months ended April 30, 2010. These costs include the write off of unamortized debt issuance costs associated with the repayment of the 8% and 11% senior notes and the termination of the ABL credit facility described above and are included in interest expense in the Consolidated Statements of Income.

Our weighted average interest rate on outstanding short-term debt was 3.3% in 2012 and 3.9% in 2011.

Lease Commitments	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
Lease Commitments [Text Block]

13.       Lease Commitments

We lease office facilities, railcars, vehicles, and other equipment under long-term operating leases. Some leases contain renewal provisions, purchase options and escalation clauses.

The aggregate future estimated payments under these commitments are:

Millions of dollars
2013	$256
2014	220
2015	178
2016	111
2017	88
Thereafter	227
Total minimum lease payments	$1,080

Rental expense for the years ended December 31, 2012, 2011 and 2010 was $280 million, $278 million and $264 million, respectively.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial instruments [Abstract]
Derivative Financial Instruments [Text Block]

14.       Derivative Financial Instruments

Cash Concentration―Our cash equivalents are placed in high-quality commercial paper, money market funds and time deposits with major international banks and financial institutions.

Market Risks—We are exposed to market risks, such as changes in commodity pricing, currency exchange rates and interest rates. To manage the volatility related to these exposures, we selectively enter into derivative transactions pursuant to our risk management policies. Designation of the derivatives as fair-value or cash-flow hedges is performed on a specific exposure basis. Hedge accounting may or may not be elected with respect to certain short-term exposures. The changes in fair value of these hedging instruments are offset in part or in whole by corresponding changes in the fair value or cash flows of the underlying exposures being hedged.

Commodity Prices―We are exposed to commodity price volatility related to anticipated purchases of natural gas, crude oil and other raw materials and sales of our products. We selectively use commodity swap, option and futures contracts with various terms to manage the volatility related to these risks. Such contracts are generally limited to durations of one year or less. Cash-flow hedge accounting may be elected for these derivative transactions. When the duration of a derivative is short, hedge accounting generally would not be elected. When hedge accounting is not elected, the changes in fair value of these instruments are recorded in earnings. When hedge accounting is elected, gains and losses on these instruments are deferred in accumulated other comprehensive income (“AOCI”), to the extent that the hedge remains effective, until the underlying transaction is recognized in earnings.

The following table summarizes the pretax effect of settled commodity futures contracts charged directly to income:

	Settled Commodity Contracts
	Year Ended December 31, 2012
	Gain (Loss)
	Recognized	Volumes
Millions of dollars	in Income	Settled	Volume Unit
Futures:
Gasoline	$(6)	514	million gallons
Heating oil	9	650	million gallons
Butane	(6)	123	million gallons
Crude oil	(19)	557	million gallons
	$(22)

	Year Ended December 31, 2011
	Gain (Loss)
	Recognized	Volumes
	in Income	Settled	Volume Unit
Futures:
Gasoline	$20	546	million gallons
Heating oil	3	609	million gallons
Butane	(3)	23	million gallons
Crude oil	(6)	197	million gallons
	$14

The estimated fair value and notional amounts of our open commodity futures contracts are shown in the table below:

	Open Commodity Contracts
	December 31, 2012
		Notional Amounts
Millions of dollars	Fair Value	Value	Volumes	Volume Unit	Maturity Dates
Futures:
Gasoline	$(7)	$56	20	million gallons	January 2013 - February 2013
Heating oil	- -	38	13	million gallons	January 2013
Butane	5	25	14	million gallons	January 2013 - February 2013
Crude oil	1	110	47	million gallons	February 2013 - March 2013
	$(1)	$229

	December 31, 2011
		Notional Amounts
	Fair Value	Value	Volumes	Volume Unit	Maturity Dates
Futures:
Gasoline	$12	$34	12	million gallons	January 2012 - February 2012
Heating oil	1	54	19	million gallons	January 2012
Butane	(1)	22	12	million gallons	January 2012 - February 2012
	$12	$110

Foreign Currency Rates―We have significant operations in numerous countries. The functional currencies of our wholly owned subsidiaries through which we operate are primarily the U.S. dollar and the Euro. We and our subsidiaries enter into transactions denominated in currencies other than our designated functional currencies. As a result, we are exposed to foreign currency risk on receivables and payables. We maintain risk management control policies intended to monitor foreign currency risk attributable to both the outstanding foreign currency balances and future commitments. These control policies involve the centralization of foreign currency exposure management, the offsetting of exposures and the estimating of expected impacts of changes in foreign currency rates on our earnings. We enter into foreign currency forward contracts to reduce the effects of our net currency exchange exposures. At December 31, 2012, foreign currency forward contracts in the notional amount of $964 million, maturing in January 2013 through March 2013, were outstanding. The fair values, based on quoted market exchange rates, resulted in a net receivable of $8 million at December 31, 2012 and a net payable of $12 million at December 31, 2011.

For forward contracts that economically hedge recognized monetary assets and liabilities in foreign currencies, no hedge accounting is applied. Changes in the fair value of foreign currency forward contracts, which are reported in the Consolidated Statements of Income, are offset in part by the currency exchange results recognized on the assets and liabilities.

Foreign Currency Gain (Loss)―Other income (expense), net, in the Consolidated Statements of Income reflected a loss of $21 million for 2012, a loss of $17 million for 2011, a gain of $18 million for the eight months ended December 31, 2010 and a loss of $258 million for the four months ended April 30, 2010 related to changes in currency exchange rates.

Interest Rates―Pursuant to the provisions of the Plan of Reorganization, $201 million in liabilities associated with interest rate swaps designated as cash-flow hedges in the notional amount of $2,350 million were discharged on April 30, 2010. The Predecessor Company discontinued accounting for the interest rate swap as a hedge and, in April 2010, $153 million of unamortized loss was released from AOCI and recognized in Interest expense in the Consolidated Statements of Income.

Warrants—We had warrants outstanding to purchase 20,580 ordinary shares as of December 31, 2012 and 1,000,223 ordinary shares as of December 31, 2011 at exercise prices of $13.06 and $13.77 per share, respectively. The exercise price was adjusted on November 19, 2012 as a result of the payment of our special dividend on December 11, 2012. The fair values of the warrants were determined to be $1 million and $19 million at December 31, 2012 and 2011, respectively.

Derivatives—The following table summarizes financial instruments outstanding as of December 31, 2012 and 2011 that are measured at fair value on a recurring basis. Refer to Note 15, Fair Value Measurement, for additional information regarding the fair value of derivative financial instruments.

		December 31, 2012		December 31, 2011
	Balance Sheet	Notional	Fair	Notional	Fair
Millions of dollars	Classification	Amount	Value	Amount	Value
Assets -
Derivatives:
Commodities	Prepaid expenses	$134	$6	$88	$13
	and other
	current assets
Embedded derivatives	Prepaid expenses	59	5	- -	- -
	and other
	current assets
Foreign currency	Prepaid expenses	964	8	- -	- -
	and other
	current assets
		$1,157	$19	$88	$13
Liabilities -
Derivatives:
Commodities	Accrued liabilities	$94	$7	$22	$1
Warrants	Accrued liabilities	- -	1	14	19
Foreign currency	Accrued liabilities	- -	- -	726	12
		$94	$8	$762	$32

The following table summarizes the pretax effect of derivative instruments charged directly to income:

	Effect of Financial Instruments
	Year Ended December 31, 2012
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
Successor	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives not designated as hedges:
Commodities	$ - -	$ - -	$(23)	Cost of sales
Warrants	- -	- -	(11)	Other income
				(expense), net
Embedded derivatives	- -	- -	5	Cost of sales
Foreign currency	- -	- -	65	Other income
				(expense), net
	$ - -	$ - -	$36

	Year Ended December 31, 2011
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives not designated as hedges:
Commodities	$ - -	$ - -	$26	Cost of sales
Warrants	- -	- -	(37)	Other income
				(expense), net
Foreign currency	- -	- -	(7)	Other income
				(expense), net
	$ - -	$ - -	$(18)

	May 1 through December 31, 2010
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives not designated as hedges:
Commodities	$ - -	$ - -	$11	Cost of sales
Warrants	- -	- -	(114)	Other income
				(expense), net
Foreign currency	- -	- -	(2)	Other income
				(expense), net
	- -	- -	(105)

	January 1 through April 30, 2010
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
Predecessor	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives designated as cash-flow
hedges:
Interest rate	$ - -	$(17)	$ - -	Interest expense

Derivatives not designated as hedges:
Commodities	- -	- -	6	Cost of sales
Foreign currency	- -	- -	8	Other income
				(expense), net
	- -	- -	14
	$ - -	$(17)	$14

Non-derivatives designated as hedges of
foreign currency:
Net foreign investment –
8.1% Guaranteed Notes due 2027	$(24)	$ - -	$ - -
8.375% Senior Notes due 2015	(20)	- -	- -
	$(44)	$ - -	$ - -

Fair Value Measurement	12 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Fair Value Measurement [Text Block]

15.       Fair Value Measurement

The following table presents the derivative financial instruments outstanding as of December 31, 2012 and 2011 that are measured at fair value on a recurring basis.

	December 31, 2012
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
Assets–
Derivatives:
Commodities	$6	$1	$5	$0
Embedded derivatives	5	0	5	0
Foreign currency	8	0	8	0
	$19	$1	$18	$0
Liabilities–
Derivatives:
Commodities	$7	$7	$0	$0
Warrants	1	0	1	0
	$8	$7	$1	$0

	December 31, 2011
	Fair
	Value	Level 1	Level 2	Level 3
Assets–
Derivatives:
Commodities	$13	$13	$0	$0
	$13	$13	$0	$0
Liabilities–
Derivatives:
Commodities	$1	$0	$1	$0
Warrants	19	0	19	0
Foreign currency	12	0	12	0
	$32	$0	$32	$0

There were no derivative financial instruments measured on a recurring basis using Level 3 inputs during the years ended December 31, 2012 and 2011.

In the second quarter of 2011, we concluded that market price alone could not be relied upon to substantiate the fair value of the Company's warrants due to minimal trading activity. As a result, we calculated the fair value of our warrants using the weighted average price of our stock for the last 20 days less the warrant exercise price. Accordingly, warrants were classified as Level 2 in the valuation hierarchy. The following table summarizes the transfer of the fair value measurement of warrants from Level 1 to Level 2 during the year ended December 31, 2011:

Millions of dollars	Level 1	Level 2
Balance at January 1, 2011	$215	$0
Purchases, sales, issuances, and settlements	(49)	(184)
Transfers in and/or out of Levels 1 and 2	(225)	225
Total gains or losses (realized/unrealized)	59	(22)
Balance at December 31, 2011	$0	$19

There were no transfers between Level 1 and Level 2 during the year ended December 31, 2012.

The following table presents the carrying value and estimated fair value of our non-derivative financial instruments as of December 31, 2012 and 2011. Short-term and long-term debt are recorded at historical cost or amortized cost in the Consolidated Balance Sheets. The carrying and fair value of short-term and long-term debt excludes capital leases.

	December 31, 2012
	Carrying	Fair
Millions of dollars	Value	Value	Level 1	Level 2	Level 3
Short-term debt	$95	$95	$0	$74	$21
Long-term debt	4,300	4,935	0	4,935	0
Short-term and long-term debt,
including current maturities	$4,395	$5,030	$0	$5,009	$21

	December 31, 2011
	Carrying	Fair
Millions of dollars	Value	Value	Level 1	Level 2	Level 3
Short-term debt	$48	$48	$0	$10	$38
Long-term debt	3,978	4,246	0	4,243	3
Short-term and long-term debt,
including current maturities	$4,026	$4,294	$0	$4,253	$41

The fair value of all non-derivative financial instruments included in current assets, including cash and cash equivalents, restricted cash and accounts receivable, and current liabilities, including short-term debt and accounts payable, approximates the applicable carrying value due to the short maturity of those instruments.

We use the following inputs and valuation techniques to estimate the fair value of our financial instruments:

Derivatives―The fair value of our commodity derivatives is measured using the closing market price at the end of the reporting period obtained from the New York Mercantile Exchange and from third-party broker quotes and pricing providers. Warrants are valued using the weighted average price of our stock for the last 20 trading days less the warrant exercise price. The fair value of our foreign currency derivatives is based on forward market rates.

Long-Term Debt―Fair value is calculated based on non-binding broker quotes obtained from well-established and recognized vendors of market data for debt valuations.

Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2012
Pension and Other Post-retirement Benefits [Abstract]
Pension and Other Post-retirement Benefits [Text Block]

16.       Pension and Other Post-retirement Benefits

We have defined benefit pension plans which cover employees in the U.S. and various non-U.S. countries. We also sponsor postretirement benefit plans other than pensions that provide medical benefits to our U.S., Canadian, and French employees. In addition, we provide other post employment benefits such as early retirement and deferred compensation severance benefits to employees of certain non-U.S. countries. We use a measurement date of December 31 for all of our benefit plans.

Most employees in the U.S. and certain non-U.S. countries are eligible to participate in defined contribution plans (Employee Savings Plans) by contributing a portion of their compensation. We also make employer contributions, such as matching contributions, to certain of these plans.

For 2012, the actual return was a gain of 12.82% and 7.63% for U.S. and non-U.S. plan assets, respectively.

The following table provides a reconciliation of projected benefit obligations, plan assets and the funded status of our U.S. and non-U.S. defined benefit pension plans:

	Year Ended December 31,
	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, January 1	$2,067	$1,093	$1,834	$1,099
Service cost	41	24	40	29
Interest cost	80	51	91	56
Actuarial loss (gain)	87	145	239	(21)
Plan amendments	0	(8)	0	14
Benefits paid	(119)	(44)	(106)	(54)
Participant contributions	0	3	0	3
Settlement	0	0	(31)	0
Curtailment	0	(4)	0	(1)
Foreign exchange effects	0	28	0	(31)
Net transfer out (including the effect of
any business combinations/divestitures)	0	0	0	(1)
Benefit obligation, December 31	2,156	1,288	2,067	1,093

Change in plan assets:
Fair value of plan assets, January 1	1,527	554	1,210	550
Actual return on plan assets	182	26	(18)	16
Company contributions	108	72	472	54
Benefits paid	(119)	(44)	(106)	(54)
Participant contributions	0	3	0	3
Foreign exchange effects	0	14	0	(15)
Settlement	0	0	(31)	0
Fair value of plan assets, December 31	1,698	625	1,527	554
Funded status of continuing operations,
December 31	$(458)	$(663)	$(540)	$(539)

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the Consolidated
Balance Sheets consist of:
Prepaid benefit cost	$0	$15	$0	$47
Accrued benefit liability, current	0	(48)	0	(22)
Accrued benefit liability, long-term	(458)	(630)	(540)	(564)
Funded status, December 31	$(458)	$(663)	$(540)	$(539)

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in Accumulated other
comprehensive income:
Actuarial and investment loss (gain)	$431	$106	$433	$(40)
Prior service cost (credit)	0	10	0	21
Balance at December 31	$431	$116	$433	$(19)

The following additional information is presented for our U.S. and non-U.S. pension plans as of December 31:

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Accumulated benefit obligation for defined
benefit plans, December 31	$2,126	$1,172	$2,041	$1,016

Pension plans with projected benefit obligations in excess of the fair value of assets are summarized as follows at December 31:

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Projected benefit obligations	$2,156	$987	$2,067	$846
Fair value of assets	1,698	309	1,527	259

Pension plans with accumulated benefit obligations in excess of the fair value of assets are summarized as follows at December 31:

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Accumulated benefit obligations	$2,125	$779	$2,041	$720
Fair value of assets	1,698	171	1,527	162

The following table provides the components of net periodic pension costs:

	U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Pension Cost:
Service cost	$44	$40	$29	$14
Interest cost	80	91	62	31
Actual return on plan assets	(182)	18	(95)	(55)
Less – return in excess of (less than)
expected return	63	(123)	35	24
Expected return on plan assets	(119)	(105)	(60)	(31)
Settlement and curtailment loss	0	6	2	0
Prior service cost (benefit) amortization	0	0	0	(4)
Actuarial and investment loss amortization	23	0	0	8
Net periodic benefit cost (benefit)	$28	$32	$33	$18

	Non-U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Pension Cost:
Service cost	$26	$29	$19	$9
Interest cost	51	56	34	17
Actual return on plan assets	(26)	(16)	(23)	(25)
Less – return in excess of (less than) expected
return	(1)	(18)	3	15
Expected return on plan assets	(27)	(34)	(20)	(10)
Settlement and curtailment (gain) loss	(4)	(3)	0	(1)
Prior service cost (benefit) amortization	2	3	0	0
Actuarial and investment (gain) loss
amortization	(1)	0	0	1
Other	0	0	0	1
Net periodic benefit cost (benefit)	$47	$51	$33	$17

Our goal is to manage pension investments over the longer term to achieve optimal returns with an acceptable level of risk and volatility. The assets are externally managed by professional investment firms and performance is evaluated continuously against specific benchmarks.

The actual and target asset allocation for our plans are as follows:

	2012		2011
Millions of dollars	Actual	Target	Actual	Target
Canada
Equity securities	61%	60%	61%	60%
Fixed income	39%	40%	39%	40%
United Kingdom - Lyondell Chemical Plans
Equity securities	47%	50%	48%	50%
Fixed income	53%	50%	52%	50%
United Kingdom - Basell Plans
Equity securities	59%	60%	58%	60%
Fixed income	41%	40%	42%	40%
United States
Equity securities	58%	55%	58%	55%
Fixed income	33%	30%	35%	30%
Alternatives	9%	15%	7%	15%
Netherlands - Lyondell Chemical Plans
Equity securities	- -%	- -%	18%	50%
Fixed income	100%	100%	82%	50%
Netherlands - Basell Plans
Equity securities	7%	18%	10%	18%
Fixed income	93%	82%	90%	82%

We estimate the following contributions to our pension plans in 2013:

Millions of dollars	U.S.	Non-U.S.
Defined benefit plans	$99	$101
Multi-employer plans	0	8
Total	$99	$109

As of December 31, 2012, future expected benefit payments by our pension plans which reflect expected future service, as appropriate, are as follows:

Millions of dollars	U.S.	Non-U.S.
2013	$128	$76
2014	131	64
2015	138	66
2016	134	63
2017	144	65
2018 through 2022	750	331

The following tables set forth the principal assumptions on discount rates, projected rates of compensation increase and expected rates of return on plan assets, where applicable. These assumptions vary for the different plans, as they are determined in consideration of the local conditions.

The assumptions used in determining the net benefit liabilities for our pension plans were as follows at December 31:

	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions:
Discount rate	3.82%	3.63%	4.07%	4.83%
Rate of compensation increase	4.00%	3.12%	4.00%	3.17%

The assumptions used in determining net benefit costs for our pension plans were as follows:

	Successor						Predecessor
					May 1		January 1
	Year Ended				through		through
	December 31,				December 31,		April 30,
	2012		2011		2010		2010
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions
for the year:
Discount rate	4.07%	4.83%	5.18%	4.97%	5.68%	4.82%	5.75%	5.50%
Expected return on plan assets	8.00%	4.84%	8.00%	6.21%	8.00%	6.24%	8.00%	6.52%
Rate of compensation increase	4.00%	3.17%	4.00%	3.27%	4.00%	3.26%	4.00%	3.08%

The discount rate assumptions reflect the rates at which the benefit obligations could be effectively settled, based on published long-term bond indices where the term closely matches the term of the benefit obligations. The expected rate of return on assets was estimated based on the plans' asset allocation, a review of historical capital market performance, historical plan performance and a forecast of expected future asset returns. We review these long-term assumptions on a periodic basis.

Our pension plans have not directly invested in securities of LyondellBasell N.V., and there have been no significant transactions between any of the pension plans and the Company or related parties thereof.

In accordance with ASC 820, Fair Value Measurements and Disclosures, fair value measurements are classified using the following hierarchy:

Level 1 – Quoted prices for identical instruments in active markets.

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable in active markets.

Level 3 – Model-derived valuations in which one or more significant inputs or significant value-drivers are unobservable.

When available, quoted market prices are used to determine fair value and such measurements are classified within Level 1.  In some cases where market prices are not available, observable market-based inputs are used to calculate fair value, in which case the measurements are classified within Level 2.  If quoted or observable market prices are not available, fair value is based upon internally-developed models that use, where possible, current market-based parameters such as interest rates, yield curves and currency rates.  These measurements are classified within Level 3.

Fair value measurements are classified according to the lowest level input or value-driver that is significant to the valuation.  A measurement may therefore be classified within Level 3 even though there may be significant inputs that are readily observable.

The major classes of the pension assets are measured at fair value using the following valuation methodologies:

Common and preferred stock – Valued at the closing price reported on the active market on which the individual securities are traded.

Fixed income securities – Certain securities that are not traded on an exchange are valued at the closing price reported by pricing services. Other securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings.

Commingled funds – Valued based upon the unit values of such collective trust funds held at year end by the pension plans. Unit values are based on the fair value of the underlying assets of the fund derived from inputs principally from, or corroborated by, observable market data by correlation or other means.

Real estate – Valued on the basis of a discounted cash flow approach, which includes the future rental receipts, expenses, and residual values as the highest and best use of the real estate from a market participant view as rental property.

Hedge funds – Valued based upon the unit values of such alternative investments held at year end by the pension plans. Unit values are based on the fair value of the underlying assets of the fund.

Private equity – Valued based upon the unit values of such alternative investments held at year end by the pension plans. Unit values are based on the fair value of the underlying assets of the fund. Certain securities held in the fund are valued at the closing price reported on the exchange or other established quotation service for over-the-counter securities. Other assets held in the fund are valued based on the most recent financial statements prepared by the fund manager.

Convertible securities – Valued at the quoted prices for similar assets or liabilities in active markets.

U.S. government securities – Certain securities are valued at the closing price reported on the active market on which the individual securities are traded. Other securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings.

Cash and cash equivalents – Valued at the quoted prices for similar assets or liabilities in active markets.

John Hancock group annuity contract – Valued at fair value by discounting the related cash flows based on current yields of similar instruments with comparable durations considering the credit-worthiness of the issuer.

Metropolitan Life Insurance guaranteed investment group annuity contract – Valued at fair value as calculated by the Company. The market value of the GIC is estimated as the present value of its future expected cash flows, discounted at an appropriate interest rate.

The pension investments that are measured at fair value as of December 31, 2012 are summarized below:

	December 31, 2012
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
U.S.
Common and preferred stock
Domestic	$411	$411	$0	$0
International	119	119	0	0
Fixed income securities
Corporate bonds	133	0	133	0
Mortgage-backed securities	17	0	17	0
Municipal bonds	7	0	7	0
Foreign government issued bonds	5	0	5	0
Asset-backed securities	2	0	2	0
Commingled funds
Domestic equity (a)	109	0	109	0
International equity (a)	380	0	380	0
Fixed income	198	0	198	0
Real estate	59	0	0	59
Hedge funds	73	0	0	73
Private equity	10	0	0	10
Convertible securities	1	0	1	0
U.S. government securities
Agency securities	102	0	102	0
U.S. Treasury securities	68	68	0	0
Cash and cash equivalents	44	44	0	0
John Hancock GACs	6	0	0	6
Metropolitan Life Insurance GIC	15	0	0	15
Total U.S. Pension Assets	$1,759	$642	$954	$163

	December 31, 2012
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
Non-U.S.
Common stocks	$3	$3	$0	$0
Commingled funds
Domestic equity (a)	31	0	31	0
International equity (a)	128	0	128	0
Fixed income	144	0	144	0
Fixed income securities	308	0	308	0
Cash and cash equivalents	8	8	0	0
Total Non-U.S. Pension Assets	$622	$11	$611	$0

  In 2012, we reclassified our commingled funds to conform with a presentation that considers the unit value of the commingled fund as a level 2 input.  However, the fair value of the securities owned by the funds is based on observable quoted prices on active exchanges, which are level 1 inputs.

The pension investments that are measured at fair value as of December 31, 2011 are summarized below:

	December 31, 2011
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
U.S.
Common and preferred stock
Domestic	$335	$335	$0	$0
International	20	20	0	0
Fixed income securities
Corporate bonds	127	0	127	0
Mortgage-backed securities	15	0	15	0
Municipal bonds	6	0	6	0
Foreign government issued bonds	10	0	10	0
Asset-backed securities	3	0	3	0
Commingled funds
Domestic equity	130	130	0	0
International equity	397	397	0	0
Fixed income	185	0	185	0
Real estate	50	0	0	50
Hedge funds	40	0	0	40
Convertible securities	1	0	1	0
U.S. government securities
Agency securities	42	0	42	0
U.S. Treasury securities	58	58	0	0
Cash and cash equivalents	93	93	0	0
John Hancock GACs	5	0	0	5
Metropolitan Life Insurance GIC	16	0	0	16
Total U.S. Pension Assets	$1,533	$1,033	$389	$111

	December 31, 2011
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
Non-U.S.
Common stock	$190	$190	$0	$0
Fixed income securities	351	0	351	0
Cash and cash equivalents	13	13	0	0
Total Non-U.S. Pension Assets	$554	$203	$351	$0

The following table sets forth a summary of changes in the fair value of the Level 3 plan assets for the years ended December 31, 2012 and 2011:

	U.S. Pension Level 3 Assets
					John
	Real	Hedge	Private	Metropolitan	Hancock
Millions of dollars	Estate	Funds	Equity	Life GIC	GACs	Total
Balance at December 31, 2010	$42	$0	$0	$18	$5	$65
Realized gain	2	0	0	1	0	3
Unrealized gain (loss) related to
investments still held at the
reporting date	6	(1)	0	(3)	0	2
Purchases, sales, and settlements
Purchases	1	41	0	0	0	42
Sales	(1)	0	0	0	0	(1)
Balance at December 31, 2011	50	40	0	16	5	111
Realized gain	2	0	0	0	1	3
Unrealized gain (loss) related to
investments still held at the
reporting date	4	0	0	(1)	0	3
Purchases, sales, and settlements
Purchases	4	33	10	0	0	47
Sales	(1)	0	0	0	0	(1)
Balance at December 31, 2012	$59	$73	$10	$15	$6	$163

The fair value measurements of the investments in certain entities that calculate net asset value per share as of December 31, 2012 are as follows:

				Redemption
				Frequency	Trade to	Redemption
		Unfunded	Remaining	(if currently	Settlement	Notice
Millions of dollars	Fair Value	Commitments	Life	eligible)	Terms	Period
U.S.
				daily,
				pending
Commingled fund investing				market
in Domestic Equity	$109	$0	N/A	condition	1 to 3 days	3 to 4 days

				daily,
				pending
Commingled fund investing				market
in International Equity	380	0	N/A	condition	1 to 3 days	3 days

				daily,
				pending
Commingled fund investing				market
in Fixed Income	198	0	N/A	condition	1 to 3 days	3 to 7 days

				quarterly,
				pending
				market	15 to 25	45 to 90
Real Estate	59	12	10 years	condition	days	days

				monthly,
				pending
				market	10 to 30	20 to 90
Hedge Funds	73	0	N/A	condition	days	days

				quarterly,
				pending
				market
Private Equity	10	60	10 years	condition	N/A	N/A
Total U.S.	$829	$72

				Redemption
				Frequency	Trade to	Redemption
		Unfunded	Remaining	(if currently	Settlement	Notice
Millions of dollars	Fair Value	Commitments	Life	eligible)	Terms	Period
Non-U.S.
				1 to 7 days,
				pending
Commingled fund investing				market
in Domestic Equity	$31	$0	N/A	condition	1 to 3 days	1 to 3 days

				1 to 7 days,
				pending
Commingled fund investing				market
in International Equity	128	0	N/A	condition	1 to 3 days	1 to 3 days

				daily,
				pending
Commingled fund investing				market
in Fixed Income	144	0	N/A	condition	1 to 3 days	3 days
Total Non-U.S.	$303	$0

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Multi-employer Plan―The Company participates in a multi-employer plan Pensionskasse der BASF WaG V.VaG, which provides for benefits to the majority of our employees in Germany. Up to a certain salary level, the benefit obligations are covered by contributions of the Company and the employees to the plan.

The following table provides disclosure related to the Company's multi-employer plan:

	Company Contributions
Millions of dollars	2012	2011	2010

Pensionskasse der BASF WaG V.VaG (a)	$8	$7	$7

(a) The plan information for the Pensionskasse der BASF WaG V.VaG is not publicly available and the plan is not subject to a collective-bargaining agreement.  The plan provides fixed, monthly retirement payments on the basis of the credits earned by the participating employees.  To the extent that the plan is underfunded, the future contributions to the plan may increase and may be used to fund retirement benefits for employees related to other employers.  The Pensionskasse der BASF WaG V.VaG's financial statements for the years ended December 31, 2011 and 2010 indicated total assets of $7,287 million and $7,850 million, respectively; total actuarial present value of accumulated plan benefits of $7,423 million and $7,383 million, respectively; and total contributions for all participating employers of $202 million and $203 million, respectively.  Our plan contributions did not exceed 5 percent of the total contributions in 2012, 2011, or 2010.

Other Postretirement Benefits―We sponsor unfunded health care and life insurance plans covering certain eligible retired employees and their eligible dependents. Generally, the medical plans pay a stated percentage of medical expenses reduced by deductibles and other coverage. Life insurance benefits are generally provided by insurance contracts. We retain the right, subject to existing agreements, to modify or eliminate these benefits.

The following table provides a reconciliation of benefit obligations of our unfunded other postretirement benefit plans:

	Year Ended December 31,
	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, beginning of period	$338	$26	$310	$22
Service cost	5	1	4	1
Interest cost	13	1	18	1
Plan amendments	0	0	(1)	0
Curtailment	0	(1)	0	0
Actuarial loss	17	12	27	3
Benefits paid	(29)	(1)	(30)	0
Medicare subsidies	0	0	1	0
Participant contributions	8	0	9	0
Foreign exchange effects	0	1	0	(1)
Benefit obligation, end of period	352	39	338	26

Change in plan assets:
Fair value of plan assets, beginning of period	0	0	0	0
Employer contributions	21	1	20	0
Participant contributions	8	0	9	0
Benefits paid	(29)	(1)	(30)	0
Medicare subsidies	0	0	1	0
Fair value of plan assets, end of period	0	0	0	0
Funded status, end of period	$(352)	$(39)	$(338)	$(26)

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the Consolidated
Balance Sheets consist of:
Accrued benefit liability, current	$(21)	$(1)	$(20)	$(1)
Accrued benefit liability, long-term	(331)	(38)	(318)	(25)
Funded status, December 31	$(352)	$(39)	$(338)	$(26)

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the Accumulated
other comprehensive income:
Actuarial and investment loss	$61	$11	$46	$0
Prior service cost (credit)	(1)	0	(1)	0
Balance at December 31	$60	$11	$45	$0

The following table provides the components of net periodic other postretirement benefit costs:

	U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Other Postretirement Cost:
Service cost	$5	$4	$3	$2
Interest cost	13	18	11	5
Prior service cost (benefit) amortization	0	0	0	(3)
Actuarial loss amortization	1	0	0	0
Net periodic benefit cost	$19	$22	$14	$4

	Non-U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Other Postretirement Cost:
Service cost	$1	$1	$0	$0
Interest cost	1	1	1	1
Net periodic benefit cost	$2	$2	$1	$1

The following table sets forth the assumed health care cost trend rates at December 31:

			U.S. Plans
			2013	2012
Assumed heath care trend rate:
Immediate trend rate			7.9%	8.2%
Ultimate trend rate (the rate to which the cost
trend rate is assumed to decline)			4.5%	4.5%
Year that the rate reaches the ultimate trend rate			2027	2027

	Non-U.S. Plans
	Canada		France
	2013	2012	2013	2012
Assumed heath care trend rate:
Immediate trend rate	7.5%	8.0%	3.5%	2.0%
Ultimate trend rate (the rate to which the cost
trend rate is assumed to decline)	5.0%	5.0%	0	0
Year that the rate reaches the ultimate trend rate	2018	2018	0	0

The health care cost trend rate assumption does not have a significant effect on the amounts reported due to limits on maximum contribution levels to the medical plans. To illustrate, increasing or decreasing the assumed health care cost trend rates by one percentage point in each year would change the accumulated other postretirement benefit liability as of December 31, 2012 by less than $1 million for both U.S. and non-U.S. plans and would not have a material effect on the aggregate service and interest cost components of the net periodic other postretirement benefit cost for the year then ended.

The assumptions used in determining the net benefit liabilities for our other postretirement benefit plans were as follows at December 31:

	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions:
Discount rate	3.73%	3.80%	3.98%	5.03%
Rate of compensation increase	4.00%	3.00%	4.00%	3.00%

The assumptions used in determining the net benefit costs for our other postretirement benefit plans were as follows:

	Successor						Predecessor
					May 1		January 1
	Year Ended				through		through
	December 31,				December 31,		April 30,
	2012		2011		2010		2010
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions
for the year:
Discount rate	3.98%	5.03%	5.00%	5.36%	5.73%	5.22%	5.75%	5.46%
Rate of compensation increase	4.00%	3.00%	4.00%	3.52%	4.00%	3.46%	4.00%	3.58%

As of December 31, 2012, future expected benefit payments by our other postretirement benefit plan, which reflect expected future service, as appropriate, were as follows:

Millions of dollars	U.S.	Non-U.S.
2013	$21	$1
2014	21	1
2015	22	1
2016	23	1
2017	23	1
2018 through 2022	121	7

Accumulated Other Comprehensive Income―The following pre-tax amounts were recognized in accumulated other comprehensive income as of and for the years ended December 31, 2012 and 2011:

	Pension Benefits		Other Benefits
	Actuarial	Prior Service	Actuarial	Prior Service
Millions of dollars	(Gain) Loss	Cost (Credit)	(Gain) Loss	Cost (Credit)
December 31, 2010	$37	$10	$16	$0
Arising during the period	362	12	26	3
Gain due to settlements and
curtailments	(6)	(1)	0	0
December 31, 2011	393	21	42	3
Arising during the period	166	(8)	32	(4)
Amortization	(22)	(3)	(2)	0
December 31, 2012	$537	$10	$72	$(1)

Deferred income taxes related to amounts in accumulated other comprehensive income include provisions of $197 million and $158 million as of December 31, 2012 and 2011, respectively. In connection with application of fresh-start accounting, on May 1, 2010 all gains and losses in OCI and the related deferred income were written off.

At December 31, 2012, AOCI included $23 million of net actuarial and investment loss related to U.S. pension plans and $3 million of prior service cost and $3 million of net actuarial and investment loss related to non-U.S. pension plans that are expected to be recognized as a component of net periodic benefit cost in 2013. At December 31, 2012, AOCI included $3 million and $1 million of net actuarial and investment loss related to U.S. and non-U.S. other postretirement benefits, respectively, that are expected to be recognized in net periodic benefit cost in 2013.

Defined Contribution Plans―Most employees in the U.S. and certain non-U.S. countries are eligible to participate in defined contribution plans (“Employee Savings Plans”) by contributing a portion of their compensation. We also make employer contributions, such as matching contributions, to certain of these plans. The Predecessor had temporarily suspended matching contributions to the U.S. Employee Savings Plans beginning in March 2009 as a result of filing voluntary petitions for reorganization under chapter 11 of the U.S. Bankruptcy Code. In May 2010, we resumed matching contributions under the U.S. Employee Savings Plans.

The following table provides the company contributions to the Employee Savings Plans:

	Company Contributions
	2012		2011		2010
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.

Employee Savings Plans	$27	$4	$30	$4	$17	$0

Incentive and Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Incentive and Share-Based Compensation [Abstract]
Incentive and Share-Based Compensation [Text Block]

17.       Incentive and Share-Based Compensation

Medium-Term Incentive Plan

In April 2010, we adopted our Medium-Term Incentive Plan (“MTI”). The MTI is designed to link the interests of senior management with the interests of shareholders by tying incentives to measurable corporate performance. The MTI awards for 2012, 2011 and 2010 provide payouts based on our return on assets and cost improvements over a three-calendar year performance period. Subject to customary accelerated vesting or forfeiture in the event of certain termination events, the awards will vest on the date following December 31, of the applicable performance period, on which the Compensation Committee of the Supervisory Board certifies the performance results and will be paid by March 31, following the end of the applicable performance period. Awards granted under the MTI are cash based awards. Beginning in 2012, eligible employees other than executive officers may elect to receive, and executive officers automatically receive, equity-based Qualified Performance Awards (“QPA”) under the Long-Term Incentive Plan (“LTI”) in lieu of any MTI awards. Awards under the MTI are accounted for as a liability and classified in Other liabilities on the Consolidated Balance Sheets. We recorded compensation expense of $18 million and $15 million for the years ended December 31, 2012 and 2011, respectively, and $4 million for the eight months ended December 31, 2010, based on the expected achievement of performance results.

Long-Term Incentive Plan

In April 2010, we adopted our 2010 LTI. Under the LTI, the Compensation Committee is authorized to grant restricted stock, restricted stock units, stock options, qualified performance awards, stock appreciation rights and other types of equity-based awards. The Compensation Committee determines the recipients of the equity awards, the type of award made, the required performance measures, and the timing and duration of each grant. The maximum number of shares of LyondellBasell N.V. stock reserved for issuance under the LTI is 22,000,000. In connection with emergence from bankruptcy, awards were granted to our senior management and we have since granted awards for new hires and promotions. As of December 31, 2012, there were 9,601,927 shares remaining available for issuance.

The LTI awards resulted in compensation expense of $39 million and $30 million for the years ended December 31, 2012 and 2011, respectively, $22 million for the eight months ended December 31, 2010, and $24 million for the four months ended April 30, 2010. The tax benefits were $14 million and $10 million for the years ended December 31, 2012 and 2011, respectively, and $8 million for each the eight months ended December 31, 2010 and four months ended April 30, 2010.

Restricted Stock Units—Restricted stock units (“RSUs”) generally entitle the recipient to be paid out an equal number of ordinary shares on the fifth anniversary of the grant date. In connection with the special dividend declared on November 19, 2012, the Compensation Committee authorized a grant of RSUs to each unvested stock option holder, which will vest ratably with the underlying options. RSUs, which are subject to customary accelerated vesting or forfeiture in the event of certain termination events, are accounted for as an equity award with compensation cost recognized ratably over the vesting period. The holders of RSUs are entitled to dividend equivalents to be settled no later than March 15, following the year in which dividends are paid, as long as the participant is in full employment at the time of the dividend payment. See the “Dividend Distribution” section of Note 20 for the per share amount of dividend equivalent payments made during 2012 and 2011 to holders of RSUs.

The following table summarizes RSU activity for the year ended December 31, 2012 in thousands of units:

		Weighted-
		Average Grant
	Number of	Date Fair Value
	Units	(per share)

Outstanding at January 1, 2012	2,005	$19.13
Granted	269	51.06
Paid	(118)	20.37
Forfeited	(226)	18.97
Outstanding at December 31, 2012	1,930	$23.51

The weighted-average grant date fair value for RSUs granted during the years ended December 31, 2012 and 2011 and the eight months ended December 31, 2010 was $51.06, $32.07, and $17.65, respectively. The total fair value of vested RSUs was $2 million during the year ended December 31, 2012 and less than $1 million for the year ended December 31, 2011, and less than $1 million for the eight months ended December 31, 2010.

The compensation expense related to the outstanding RSU was $7 million for each of the years ended December 31, 2012 and 2011, and $5 million for the eight months ended December 31, 2010. The related tax benefit was $2 million for each of the years ended December 31, 2012 and 2011, and $1 million for the eight months ended December 31, 2010. Total dividend equivalent payments were $7 million and $9 million for 2012 and 2011, respectively. As of December 31, 2012, the unrecognized compensation cost related to RSU was $29 million, which is expected to be recognized over a weighted-average period of 3 years.

Stock Options—Stock options are granted with an exercise price equal to the market price of our ordinary shares at the date of grant. The stock options are accounted for as an equity award with compensation cost recognized using the graded vesting method. We issued stock options to purchase 5,639,020 of our ordinary shares to our Chief Executive Officer at emergence from bankruptcy. These options vest in five equal, annual installments beginning on May 14, 2010 and may be exercised for a period of seven years following the grant date of May 14, 2009. The options originally were granted with an exercise price of $17.61 per share, the fair value of the Company's ordinary shares based on its reorganized value at the date of emergence. All other stock options granted before May 4, 2011 vest in equal increments on the second, third and fourth anniversary of the grant date, and options granted on and after May 4, 2011 vest in equal increments on the first, second and third anniversary of the grant date. These options have a contractual term of ten years and are subject to customary accelerated vesting or forfeiture in the event of certain termination events. Exercise prices for those options range from $11.95 to $52.20.

The Company's Supervisory Board authorized, and the Management Board declared, a special dividend of $2.75 per share to all shareholders of record on November 19, 2012 and a special dividend of $4.50 per share to all shareholders of record on November 15, 2011. In connection with the special dividends, the Compensation Committee authorized a cash payment equal to the special dividend on each underlying share outstanding for vested employee stock options. The dividend equivalent payments for the vested stock options resulted in compensation expense of $7 million in 2012 and $8 million in 2011.

The LTI provides for adjustments to the terms of awards granted under the LTI in certain circumstances, including the payment by the Company of certain special dividends. Pursuant to the provisions of the LTI, the Compensation Committee of the Supervisory Board authorized the reduction of the exercise price of all outstanding unvested stock options granted under the LTI in connection with the 2011 special dividend. The reduction in exercise price of $4.50 per share for all outstanding unvested stock options on December 6, 2011 was equal to the amount of the special dividend and was intended to provide an equitable adjustment to holders of stock options as a result of the Company's payment of the special dividend. The fair value of stock options was re-measured using the Black-Scholes option-pricing model before and after the modification. As a result of this modification, the Company's unrecognized stock option expense was increased by $17 million for all unvested shares, which amount is being recognized prospectively over the remaining terms of those options.

No other terms of the Company's employee stock options, including those held by named executive officers, have been changed.

The fair value of each stock option award is estimated, based on several assumptions, on the date of grant using the Black-Scholes option valuation model. The principal assumptions utilized in valuing stock options include the expected stock price volatility (based on the historic average of the common stock of our peer companies and the Company's historic stock price volatility over the expected term); the expected option life (an estimate based on a simplified approach); the expected dividend yield; and the risk-free interest rate (an estimate based on the yield of United States Treasury zero coupon bond with a maturity equal to the expected life of the option). In 2012, the per share weighted-average fair value for all options granted was $9.21. In 2011, the per share weighted-average fair value for all options granted was $7.86 before the re-measurement described above and $9.88 after re-measurement. In 2010, the per share weighted-average fair value for all options granted was $7.82. These fair values were computed using the following range of assumptions for the years ended December 31:

	2012	2011	2010
Fair value assumptions:
Dividend yield	3.00%	3.00%	0.00%
Expected volatility	51.0%	50.0%	47.0%
Risk-free interest rate	0.80-1.11%	0.24-1.18%	1.63-2.94%
Weighted-average expected term, in years	6.0	3.4	5.2

The following table summarizes stock option activity for the year ended December 31, 2012 in thousands of shares for the non-qualified stock options:

					Aggregate
			Weighted-		Intrinsic
	Number	Weighted-	Average		Value
	of	Average	Remaining		(millions of
	Shares	Price	Term		dollars)

Outstanding at January 1, 2012	7,977	$14.24
Granted	113	44.44
Exercised	(1,324)	15.25
Forfeited	(257)	15.33
Outstanding at December 31, 2012	6,509	$14.51	5.7	years	$167
Exercisable at December 31, 2012	2,591	$15.20	4.7	years	$109

The aggregate intrinsic value of stock options exercised during the years ended December 31, 2012 and 2011 was $39 million and $11 million, respectively.

Total stock option expense was $22 million and $17 million for the years ended December 31, 2012 and 2011, respectively, $12 million for the eight months ended December 31, 2010, and $19 million for the four months ended April 30, 2010. The related tax benefits were $8 million and $6 million for the years ended December 31, 2012 and 2011, respectively, $5 million for the eight months ended December 31, 2010, and $6 million for the four months ended April 30, 2010. As of December 31, 2012, the unrecognized compensation cost related to non-qualified stock options was $12 million, which is expected to be recognized over a weighted-average period of 2 years.

Restricted Stock—On April 30, 2010, we issued 1,771,794 restricted shares. The terms of the restricted stock award provide that the holder is entitled to receive dividends when and if paid on the Company's ordinary shares and that the holder has full voting rights during the restricted period. The holder may not sell or transfer the restricted shares until the restrictions lapse on May 14, 2014 or such earlier date as provided in the award agreement. The award agreement provides for earlier vesting in the event that any 10% holder of our ordinary shares sells any of their shares. Pursuant to this provision, the restrictions on an aggregate of 725,099 automatically lapsed due to the sale of a portion of LyondellBasell N.V. stock by the affiliates of Apollo Management Holdings L.P. to unaffiliated third parties. Additionally, pursuant to the terms of the award agreement, an aggregate of 264,297 of the vested shares were withheld in payment of withholding tax obligations.

The following table summarizes restricted stock activity for the year ended December 31, 2012 in thousands of shares:

		Weighted-
	Number of	Average Grant
	Shares	Date Fair Value

Outstanding at January 1, 2012	1,772	$17.61
Granted	0	0.00
Paid	(725)	17.61
Forfeited	0	0.00
Outstanding at December 31, 2012	1,047	$17.61

No restricted stock was granted during the years ended December 31, 2012 and 2011 and eight months ended December 31, 2010. The weighted-average grant date fair value for restricted stock granted during the four months ended April 30, 2010 was $17.61. The total fair value of restricted stock vested during the year ended December 31, 2012 was $13 million.

The total restricted stock shares expense was $10 million for the year ended December 31, 2012, $6 million for the year ended December 31, 2011, and $5 million for each the eight months ended December 31, 2010, and four months ended April 30, 2010. The related tax benefit was $4 million and $2 million for the years ended December 31, 2012 and 2011, respectively, and $2 million for each the eight months ended December 31, 2010 and four months ended April 30, 2010. As of December 31, 2012, the unrecognized compensation cost related to restricted stock shares was $5 million, which is expected to be recognized over a weighted-average period of 2 years.

Qualified Performance Awards—The QPA was established during the first quarter of 2012. The QPA is designed to link the interests of senior management with the interests of shareholders by tying incentives to measurable corporate and individual performance.  Under QPA, which are a form of equity-based compensation, a number of target units are established at the beginning of a three-calendar year performance period. Each unit is equivalent to one share of LyondellBasell N.V. common stock. The final number of LyondellBasell N.V shares payable is determined at the end of a three-calendar year performance period by the Compensation Committee of the Supervisory Board.  Since the service-inception date precedes the grant date, the Company estimates the number of target units each reporting period, accounts for this award as a liability award until the grant date and accrues compensation expense during the three-calendar year performance period on a straight-line basis. The QPA is subject to customary accelerated vesting and forfeiture in the event of certain termination events.  The QPA is classified in Other liabilities on the Consolidated Balance Sheets.  We recorded compensation expense of $3 million for the year ended December 31, 2012.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income tax disclosure [Text Block]

18.       Income Taxes

The significant components of the provision for income taxes are as follows:

	Successor			Predecessor
	Year Ended		May 1 through	January 1 through
	December 31,		December 31	April 30,
Millions of dollars	2012	2011	2010	2010
Current:
U.S. federal	$464	$419	$32	$11
Non-U.S.	78	161	106	(16)
State	70	27	12	11
Total current	612	607	150	6

Deferred:
U.S. federal	607	394	228	(1,386)
Non-U.S.	73	60	(198)	106
State	35	(2)	(10)	(41)
Total deferred	715	452	20	(1,321)

Provision for income taxes before tax effects
of other comprehensive income	1,327	1,059	170	(1,315)

Tax effects of elements of other
comprehensive income:
Pension and postretirement liabilities	(38)	(128)	(30)	3
Financial derivatives	- -	- -	- -	51
Foreign currency translation	(1)	1	4	(9)
Total income tax expense in
comprehensive income	$1,288	$932	$144	$(1,270)

LyondellBasell N.V. is incorporated and is resident in The Netherlands. However, since the proportion of U.S. revenues, assets, operating income and associated tax provisions is significantly greater than any other single taxing jurisdiction within the worldwide group, the reconciliation of the differences between the provision for income taxes and the statutory rate is presented on the basis of the U.S. statutory federal income tax rate of 35% as opposed to the Dutch statutory rate of 25% to provide a more meaningful insight into those differences. Our effective tax rate for the year ended December 31, 2012 is 31.7%. This summary is shown below:

	Successor			Predecessor
	Year Ended		May 1 through	January 1 through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Income (loss) before income taxes:
U.S.	$3,313	$2,388	$1,141	$8,490
Non-U.S.	872	1,143	590	(1,543)
Total	$4,185	$3,531	$1,731	$6,947

Income tax at U.S. statutory rate	$1,465	$1,236	$606	$2,431
Increase (reduction) resulting from:
Discharge of debt and other reorganization
related items	- -	- -	(221)	(4,355)
Non-U.S. income taxed at lower statutory
rates	(53)	(44)	(14)	(3)
State income taxes, net of federal benefit	67	27	36	(63)
Changes in valuation allowances	(72)	(84)	(266)	262
Non-taxable (income) and non-deductible
expenses	(50)	(73)	(102)	- -
Notional royalties	(30)	(32)	(12)	(11)
Other income taxes, net of federal benefit	10	14	33	30
Uncertain tax positions	21	(11)	13	402
Warrants & stock compensation	4	13	24	5
Transfer of subsidiary	- -	- -	88	- -
U.S. manufacturing deduction	(42)	(30)	- -	- -
Foreign currency gains and losses	41	11	- -	- -
Other, net	(34)	32	(15)	(13)
Income tax provision (benefit)	$1,327	$1,059	$170	$(1,315)

Under the Plan of Reorganization, a substantial portion of the Company's pre-petition debt securities, revolving credit facility and other obligations was extinguished. Absent an exception, a debtor recognizes cancellation of indebtedness income (“CODI”) upon discharge of its outstanding indebtedness for an amount of consideration that is less than its adjusted issue price. The Internal Revenue Code of 1986, as amended (“IRC”), provides that a debtor in a bankruptcy case may exclude CODI from taxable income but must reduce certain of its tax attributes by the amount of any CODI realized as a result of the consummation of a plan of reorganization. The amount of CODI realized by a taxpayer is the adjusted issue price of any indebtedness discharged less the sum of (i) the amount of cash paid, (ii) the issue price of any new indebtedness issued and (iii) the fair market value of any other consideration, including equity, issued. As a result of the market value of equity upon emergence from chapter 11 bankruptcy proceedings, the estimated amount of U.S. CODI exceeded the estimated amount of the Company's U.S. tax attributes by approximately $9,483 million. The actual reduction in tax attributes occurred on the first day of the tax year subsequent to the date of emergence, or January 1, 2011.

As a result of attribute reduction, we did not retain any U.S. net operating loss carryforwards, alternative minimum tax credits or capital loss carryforwards. In addition, approximately $938 million of our tax bases in depreciable assets in the U.S. was eliminated. Accordingly, the liability for U.S. income taxes in 2011, 2012 and future periods reflects these adjustments and the U.S. cash tax liabilities for 2011, 2012 and the estimate for subsequent years is significantly higher than in 2010.

We recorded our adjusted taxes in fresh-start accounting without adjustment for estimated changes of tax attributes that occurred from May 1, 2010 to January 1, 2011, the date of actual reduction of tax attributes. Any adjustment to our tax attributes as a result of events or transactions that occurred during the period from May 1, 2010 to December 31, 2010 was reflected in the earnings of the Successor Company for the period ended December 31, 2010.

The deferred tax effects of tax losses carried forward and the tax effects of temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, reduced by a valuation allowance where appropriate, are presented below:

	December 31	December 31,
Millions of dollars	2012	2011
Deferred tax liabilities:
Accelerated tax depreciation	$1,277	$1,299
Investment in joint venture partnerships	158	161
Other intangible assets	387	406
Inventory	632	627
Total deferred tax liabilities	2,454	2,493

Deferred tax assets:
Net operating loss carryforwards	554	609
Employee benefit plans	548	481
Deferred interest carryforwards	- -	619
State and foreign income taxes, net of federal tax benefit	12	5
Environmental reserves	37	35
Other	72	136
Total deferred tax assets	1,223	1,885
Deferred tax asset valuation allowances	(551)	(570)
Net deferred tax assets	672	1,315
Net deferred tax liabilities	$1,782	$1,178

Balance sheet classifications:
Deferred tax assets - current	$46	$29
Deferred tax assets - long-term	44	20
Deferred tax liability - current	558	310
Deferred tax liability - long-term	1,314	917
Net deferred tax liabilities	$1,782	$1,178

The application of fresh-start accounting on May 1, 2010 resulted in the re-measurement of deferred income tax liabilities associated with the revaluation of the Company's assets and liabilities pursuant to ASC 852. As a result, deferred income taxes were recorded at amounts determined in accordance with ASC 740 of $857 million as of December 31, 2010. Further, we recorded valuation allowances against certain of our deferred tax assets resulting from this re-measurement.

At December 31, 2012 and 2011, we had total tax losses carried forward in the amount of $1,787 million and $2,120, million, respectively, for which a deferred tax asset was recognized at December 31, 2012 and 2011 of $554 million and $609 million, respectively.

The expiration of the tax losses carried forward and the related deferred tax asset, before valuation allowance, as of December 31, 2012 was as follows:

		Deferred Tax on
	Net Operating Loss	Net Operating Loss
Millions of dollars	Carry Forwards	Carry Forwards
2013	$1	$ - -
2014	14	4
2015	116	38
2016	4	1
2017	17	3
Thereafter	447	119
Indefinite	1,188	389
	$1,787	$554

Valuation allowances are provided against certain net deferred tax assets for tax losses carried forward in Canada, France, Japan, Spain, Thailand, Mexico, the United Kingdom and the United States.

In assessing the recoverability of the deferred tax assets, we consider whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of the deferred tax assets is dependent upon the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies. In order to fully realize the deferred tax assets related to the net operating losses, we will need to generate sufficient future taxable income in the countries where these net operating losses exist during the periods in which the net operating losses can be utilized. Based upon projections of future taxable income over the periods in which the net operating losses can be utilized and/or the temporary differences can be reversed, management believes it is more likely than not that the deferred tax assets in excess of the valuation allowance of $551 million at December 31, 2012 will be realized.

At the end of 2012, the balance of cumulative valuation allowances was $551 million. The decrease in 2012 relates primarily to the utilization of tax attributes in our French operations for which a valuation allowance continues to be provided. The change in the current year valuation allowance was impacted by restructuring which did not impact income tax expense. The increase in 2011 relates exclusively to an additional $11 million of valuation allowance during the year related primarily to our non-U.S. operations. During the Predecessor period, the Company recorded a valuation allowance of $262 million against deferred tax assets, primarily related to our French operations and various deferred tax assets resulting from the implementation of fresh-start accounting. In the 2010 Successor period, we reversed valuation allowances attributable to our Dutch net operating loss carryforwards as improved business results combined with a restructuring of debt caused us to conclude that it is now more likely than not that the deferred tax assets will be realized. We also reversed valuation allowances during the 2010 Successor period related to a portion of our French deferred tax assets due to a restructuring of our French operations. These reversals resulted in a net decrease in income tax expense of $266 million in the Successor period. There were also changes in the valuation allowances for 2012, 2011 and 2010 related to translation adjustments.

In most cases, including earnings generated by U.S. subsidiaries, deferred taxes have not been provided for possible future distributions of earnings of subsidiaries as such dividends are not expected to be subject to further taxation upon their distribution. Deferred taxes on the unremitted earnings of certain equity joint ventures of $40 million and $45 million at December 31, 2012 and 2011, respectively, have been provided to the extent that such earnings are subject to taxation on their future remittance.

Tax benefits totaling $548 million and $483 million relating to uncertain tax positions were unrecognized as of December 31, 2012 and 2011, respectively. The following table presents a reconciliation of the beginning and ending amounts of unrecognized tax benefits:

	Successor			Predecessor
	For the Year Ended		May 1 through	January 1 through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Balance, beginning of period	$483	$441	$451	$68
Additions for tax positions of current year	15	54	1	373
Additions for tax positions of prior years	50	7	16	41
Reductions for tax positions of prior years	- -	(19)	(4)	(11)
Cash settlements	- -	- -	(23)	- -
Effects of currency exchange rates	- -	- -	- -	(3)
Discharge upon emergence from bankruptcy	- -	- -	- -	(17)
Balance, end of period	$548	$483	$441	$451

The majority of the 2012, 2011 and 2010 balances, if recognized, will affect the effective tax rate. We operate in multiple jurisdictions throughout the world, and our tax returns are periodically audited or subject to review by both domestic and foreign tax authorities. We are no longer subject to any significant income tax examinations by tax authorities for the years prior to 2006 in The Netherlands and Italy, prior to 2007 in Germany, prior to 2008 in France and prior to 2009 in the U.S., our principal tax jurisdictions. Further, as a result of the uncertainties in the application of complex tax principles related to the Company's reorganization, the Company did not recognize tax benefits of $360 million in the Predecessor period ended April 30, 2010. We do not expect any significant changes in the amounts of unrecognized tax benefits during the next 12 months.

We recognize interest expense and penalties related to uncertain income tax positions as a component of interest expense and penalties in the income statement. We have accrued and recognized $4 million for the payment of interest and penalties as of December 31, 2012. We accrued and recognized less than $1 million for the payment of interest and penalties for the year ended December 31, 2011 and for the Predecessor and Successor periods of 2010.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments and Contingencies [Text Block]

19.       Commitments and Contingencies

Commitments―We have various purchase commitments for materials, supplies and services incident to the ordinary conduct of business, generally for quantities required for our businesses and at prevailing market prices. These commitments are designed to assure sources of supply and are not expected to be in excess of normal requirements. Our capital expenditure commitments at December 31, 2012 were in the normal course of business.

Financial Assurance Instruments—We have obtained letters of credit, performance and surety bonds and have issued financial and performance guarantees to support trade payables, potential liabilities and other obligations. Considering the frequency of claims made against the financial instruments we use to support our obligations, and the magnitude of those financial instruments in light of our current financial position, management does not expect that any claims against or draws on these instruments would have a material adverse effect on our consolidated financial statements. We have not experienced any unmanageable difficulty in obtaining the required financial assurance instruments for our current operations.

Environmental Remediation—Our accrued liability for future environmental remediation costs at current and former plant sites and other remediation sites totaled $126 million as of December 31, 2012. The accrued liabilities for individual sites range from less than $1 million to $23 million. The remediation expenditures are expected to occur over a number of years, and not to be concentrated in any single year. In our opinion, it is reasonably possible that losses in excess of the liabilities recorded may have been incurred. However, we cannot estimate any amount or range of such possible additional losses. New information about sites, new technology or future developments such as involvement in investigations by regulatory agencies, could require us to reassess our potential exposure related to environmental matters.

The following table summarizes the activity in our accrued environmental liability included in “Accrued liabilities” and “Other liabilities”:

	Year Ended
	December 31,
Millions of dollars	2012	2011
Balance at beginning of period	$120	$107
Additional provisions	16	25
Amounts paid	(12)	(8)
Foreign exchange effects	2	(4)
Balance at end of period	$126	$120

Access Indemnity Demand—In December 2010, one of our subsidiaries received demand letters from affiliates of Access Industries (collectively, “Access”), a more than five percent shareholder of the Company, demanding indemnity for losses, including attorney's fees and expenses, arising out of a pending lawsuit styled Edward S. Weisfelner, as Litigation Trustee of the LB Litigation Trust v. Leonard Blavatnik, et al., Adversary Proceeding No. 09-1375 (REG), in the United States Bankruptcy Court, Southern District of New York. In the Weisfelner lawsuit, the plaintiffs seek to recover from Access, the return of all amounts earned by them related to their purchase of shares of Lyondell Chemical prior to its acquisition by Basell AF S.C.A.; distributions by Basell AF S.C.A. to its shareholders before it acquired Lyondell Chemical, and management and transaction fees and expenses. The trial that was scheduled for October 2011 has been postponed.

The Access affiliates have also demanded $100 million in management fees under a 2007 management agreement between an Access affiliate and the predecessor of LyondellBasell AF, as well as other unspecified amounts relating to advice purportedly given in connection with financing and other strategic transactions. In June 2009, an Access affiliate filed a proof of claim in Bankruptcy Court against LyondellBasell AF seeking “no less than” $723 thousand for amounts allegedly owed under the 2007 management agreement. In April 2011, Lyondell Chemical filed an objection to the claim and brought a declaratory judgment action for a determination that the demands are not valid. The declaratory judgment action is stayed pending the outcome of the Weisfelner lawsuit.

We do not believe that the 2007 management agreement is in effect or that the Company or any Company-affiliated entity owes any obligations under the management agreement, including for management fees or for indemnification. We intend to defend vigorously our position in any proceedings and against any claims or demands that may be asserted.

We cannot at this time estimate the reasonably possible loss or range of loss that may be incurred in the Weisfelner lawsuit; therefore, we cannot estimate the loss that may be sought by way of indemnity.

Indemnification—We are parties to various indemnification arrangements, including arrangements entered into in connection with acquisitions, divestitures and the formation of joint ventures. Pursuant to these arrangements, we provide indemnification to and/or receive indemnification from other parties in connection with liabilities that may arise in connection with the transactions and in connection with activities prior to completion of the transactions. These indemnification arrangements typically include provisions pertaining to third party claims relating to environmental and tax matters and various types of litigation. As of December 31, 2012, we had not accrued any significant amounts for our indemnification obligations, and we are not aware of other circumstances that would likely lead to significant future indemnification obligations. We cannot determine with certainty the potential amount of future payments under the indemnification arrangements until events arise that would trigger a liability under the arrangements.

In addition, at the time of Basell's formation in 2005, the Company entered into agreements with Shell and BASF whereby they agreed to indemnify Basell and its successors for a significant portion of the potential obligations that could arise with respect to costs relating to contamination at various sites. These indemnity obligations are currently in dispute. Also, the agreements involving the purchase of the Berre cracker and Berre refinery include similar indemnities from Shell to Basell and its successors. These indemnity obligations are also currently in dispute. We recognized a pretax charge of $64 million as a change in estimate in 2010 related to such disputes, which arose during that period.

As part of our technology licensing contracts, we give indemnifications to our licensees for liabilities arising from possible patent infringement claims with respect to certain proprietary licensed technologies. Such indemnifications have a stated maximum amount and generally cover a period of five to ten years.

Other—We have identified an agreement related to a former project in Kazakhstan under which a payment was made that raises compliance concerns under the U.S. Foreign Corrupt Practices Act (the “FCPA”). We have engaged outside counsel to investigate these activities, under the oversight of the Audit Committee of the Supervisory Board, and to evaluate internal controls and compliance policies and procedures. In this respect, we may not have conducted business in compliance with the FCPA and may not have had policies and procedures in place adequate to ensure compliance. We made a voluntary disclosure of these matters to the U.S. Department of Justice and are cooperating fully with that agency. We cannot predict the ultimate outcome of these matters at this time since our investigations are ongoing. Therefore, we cannot reasonably estimate a range of liability for any potential penalty resulting from these matters. Violations of these laws could result in criminal and civil liabilities and other forms of relief that could be material to us.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity [Text Block]

20.       Stockholders' Equity

Dividend distribution―The following table presents the dividends paid in the periods presented:

	Dividend Per	Aggregate
	Ordinary	Dividends
Millions of dollars, except per share amounts	Share	Paid	Date of Record
For the year 2012:
March	$0.25	$143	March 12, 2012
June	0.40	230	May 21, 2012
September	0.40	230	September 4, 2012
December	0.40	230	November 19, 2012
December	2.75	1,582	November 19, 2012
	$4.20	$2,415

For the year 2011:
May	$0.10	$57	May 5, 2011
September	0.20	114	August 17, 2011
December	0.25	142	November 25, 2011
December	4.50	2,580	November 25, 2011
	$5.05	$2,893

Ordinary Shares―The changes in the outstanding amounts of ordinary shares and treasury shares for the years ended December 31, 2012 and 2011 were as follows:

	Year Ended
	December 31,
	2012	2011
Ordinary shares outstanding:
Balance at the beginning of period	573,390,514	565,676,222
Share-based compensation	1,140,439	534,876
Warrants exercised	685,756	7,179,416
Balance at end of period	575,216,709	573,390,514
Ordinary shares held as treasury shares:
Balance at the beginning of period	4,051,013	1,122,651
Warrants exercised	293,888	3,462,693
Share-based compensation	(1,138,868)	(534,331)
Balance at the end of period	3,206,033	4,051,013
Ordinary shares issued at end of period	578,422,742	577,441,527

Treasury shares—The holders of our warrants may, at their option, purchase shares in a non-cash exercise. The amount of shares delivered under such an exercise is calculated using the treasury method of accounting and assumes the exercise price was paid in cash. During 2012 and 2011, $41 million and $317 million was recorded as Additional paid-in capital for the purchase of 0.9 million and 8.3 million ordinary shares, respectively, of which 293,888 and 3,462,693 ordinary shares are held in treasury.

Accumulated Other Comprehensive Income (Loss)―The components of accumulated other comprehensive income (loss) were as follows at December 31:

Millions of dollars	2012	2011
Pension and post-retirement liabilities	$(422)	$(303)
Foreign currency translation	11	(124)
Total	$(411)	$(427)

Transactions recorded in “Accumulated other comprehensive income” are recognized net of tax.

Per Share Data	12 Months Ended
Dec. 31, 2012
Per Share Data [Abstract]
Per Share Data [Text Block]

21.       Per Share Data

Basic earnings per share for the periods subsequent to April 30, 2010 are based upon the weighted average number of shares of common stock outstanding during the periods. Diluted earnings per share includes the effect of certain stock options and MTI awards. We have unvested restricted stock and restricted stock units that are considered participating securities for earnings per share.

Earnings per share data and dividends declared per share of common stock were as follows for the years ended December 31, 2012 and 2011, and for the period from May 1 through December 31, 2010:

	Year Ended				May 1 through
	December 31, 2012		December 31, 2011		December 31, 2010
	Continuing	Discontinued	Continuing	Discontinued	Continuing	Discontinued
Millions of dollars	Operations	Operations	Operations	Operations	Operations	Operations
Basic:
Net income (loss)	$2,858	$(24)	$2,472	$(332)	$1,561	$19
Less: net loss attributable to
non-controlling interests	14	0	7	0	7	0
Net income (loss) attributable
to the Company shareholders	2,872	(24)	2,479	(332)	1,568	19
Net income attributable to
participating securities	(3)	0	(14)	2	(10)	0
Net income (loss) attributable
to ordinary shareholders	$2,869	$(24)	$2,465	$(330)	$1,558	$19

Diluted:
Net income (loss)	$2,858	$(24)	$2,472	$(332)	$1,561	$19
Less: net loss attributable to
non-controlling interests	14	0	7	0	7	0
Net income (loss) attributable
to the Company shareholders	2,872	(24)	2,479	(332)	1,568	19
Net income attributable to
participating securities	(3)	0	(14)	2	(10)	0
Net income (loss) attributable
to ordinary shareholders	$2,869	$(24)	$2,465	$(330)	$1,558	$19

Millions of shares
Basic weighted average common
stock outstanding	573	573	568	568	564	564
Effect of dilutive securities:
MTI	1	1	1	1	0	0
Stock options	3	3	3	3	0	0
Potential dilutive shares	577	577	572	572	564	564

Earnings (loss) per share:
Basic	$5.01	$(0.04)	$4.34	$(0.58)	$2.76	$0.03
Diluted	$4.96	$(0.04)	$4.32	$(0.58)	$2.75	$0.03

Millions of shares
Anti-dilutive stock options and
warrants	0.0	0.0	1.0	1.0	11.5	11.5
Participating securities	3.0	3.0	3.6	3.6	3.7	3.7

Dividends declared per share of
common stock	$4.20	$0.00	$5.05	$0.00	$0.00	$0.00

Segment and Related Information	12 Months Ended
Dec. 31, 2012
Segment and Related Information [Abstract]
Segment and Related Information [Text Block]

22.       Segment and Related Information

We operate in five business segments. The marketing of oxyfuels previously was aligned with the sale of products from the refining business, particularly our Berre refinery. We moved the management responsibility for business decisions relating to oxyfuels to our I&D business with the closure of the Berre refinery because profits generated by oxyfuels products are related to sourcing decisions regarding certain co-products of propylene oxide production. Accordingly, results for our oxyfuels business, which were previously included in our Refining segment results, have been reflected in our I&D segment since the second quarter of 2012. All comparable periods presented have been revised to reflect this change. Our five segments consist of the following:

  Olefins and Polyolefins–Americas (“O&P–Americas”). Our O&P–Americas segment produces and markets olefins, including ethylene and ethylene co-products, and polyolefins.
  Olefins and Polyolefins–Europe, Asia, and International (“O&P–EAI”). Our O&P–EAI segment produces and markets olefins, including ethylene and ethylene co-products, polyolefins, and polypropylene compounds.
  Intermediates and Derivatives (“I&D”). Our I&D segment produces and markets propylene oxide (“PO”) and its co-products and derivatives, acetyls, ethanol, ethylene oxide (“EO”) and its derivatives, and oxygenated fuels, or oxyfuels.
  Refining. Our refining segment refines heavy, high- sulfur crude oil on the U.S. Gulf Coast.
  Technology. Our Technology segment develops and licenses chemical and polyolefin process technologies and manufactures and sells polyolefin catalysts.

The accounting policies of the segments are the same as those described in “Summary of Significant Accounting Policies” (see Note 2), except that the Predecessor's segment operating results reported to management reflected costs of sales determined using current costs, which approximated results using the LIFO method of accounting for inventory. These current cost-basis operating results are reconciled to consolidated operating income in the Predecessor tables below. Sales between segments are made primarily at prices approximating prevailing market prices.

Summarized financial information concerning reportable segments is shown in the following table for the periods presented.

Successor
		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
Year Ended
December 31, 2012
Sales and other
operating revenues:
Customers	$8,987	$14,203	$9,280	$12,490	$377	$15	$45,352
Intersegment	3,947	318	378	801	121	(5,565)	- -
	12,934	14,521	9,658	13,291	498	(5,550)	45,352

Operating income	2,650	127	1,430	334	122	13	4,676
Income (loss) from
equity investments	25	121	(3)	- -	- -	- -	143
Capital expenditures	468	254	159	136	43	- -	1,060
Depreciation and
amortization expense	281	285	194	148	73	2	983

		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
Year Ended
December 31, 2011
Sales and other
operating revenues:
Customers	$10,349	$15,223	$9,293	$12,886	$376	$56	$48,183
Intersegment	4,531	368	207	820	130	(6,056)	0
	14,880	15,591	9,500	13,706	506	(6,000)	48,183

Operating income (loss)	1,855	435	1,156	809	107	(25)	4,337
Income from
equity investments	21	168	27	0	0	0	216
Capital expenditures	425	235	101	224	26	10	1,021
Depreciation and
amortization expense	246	262	186	153	84	0	931

		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
May 1 through
December 31, 2010
Sales and other
operating revenues:
Customers	$5,993	$8,648	$5,363	$5,853	$291	$(16)	$26,132
Intersegment	2,413	302	20	406	74	(3,215)	- -
	8,406	8,950	5,383	6,259	365	(3,231)	26,132

Operating income (loss)	1,039	367	629	208	69	(20)	2,292
Income from equity
investments	16	68	2	- -	- -	- -	86
Capital expenditures	146	106	79	80	19	11	441
Depreciation and
amortization expense	151	147	105	82	78	(5)	558

Predecessor
		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
January 1 through
April 30, 2010
Sales and other
operating revenues:
Customers	$3,220	$4,078	$2,604	$2,787	$104	$14	$12,807
Intersegment	963	(52)	144	264	41	(1,360)	- -
	4,183	4,026	2,748	3,051	145	(1,346)	12,807

Segment operating
income (loss)	317	106	192	(97)	39	(52)	505
Current cost adjustment							199
Operating income							704
Income (loss) from
equity investments	5	80	(1)	- -	- -	- -	84
Capital expenditures	52	102	12	31	12	3	212
Depreciation and
amortization expense	160	108	117	152	23	5	565

Sales and other operating revenues and operating income (loss) in the “Other” column above include elimination of intersegment transactions.

In 2012, we recognized benefits of $29 million, $18 million and $53 million associated with insurance settlements related to Hurricane Ike for the O&P—Americas, I&D and Refining segments, respectively. Operating results for the Refining segment also include a benefit of $24 million for the recovery related to a former employee who plead guilty to fraud in 2010. In addition, we recognized a $28 million benefit in our O&P—EAI segment related to the reversal of a reserve established at emergence for an unfavorable monomer contract. These benefits were partially offset by charges of $22 million in our O&P—EAI segment for the impairment of assets at our Wesseling, Germany site and $35 million and $18 million in our O&P—EAI and Technology segments, respectively, for restructuring activities in Europe.

Operating results of the O&P–Americas segment include charges of $161 million related to the liquidation of LIFO inventory. Inventory levels, which were increased in the fourth quarter 2011 in preparation for a turnaround at our Channelview, Texas facility, decreased in 2012 following the commencement of the turnaround. Results for our Refining segment also included a $13 million benefit associated with the liquidation of LIFO inventory.

In 2011, we recognized benefits of $34 million and $36 million in the Refining segment related to an insurance recovery associated with the fraudulent misconduct of a former employee described above and the liquidation of LIFO inventory, respectively. In addition, charges of $39 million were recognized in the Technology segment related to the impairments of assets and restructuring charges due to a facility closure and impairments of discontinued research and development projects. Charges of $77 million and $16 million related to activities to reorganize certain functional organizations and environmental liabilities at Wesseling, Germany site, respectively, were recognized in the O&P—EAI segment.

In the 2010 Successor period, we recognized a $64 million charge related to a change in estimate associated with a dispute over environmental liability, including $56 million and $8 million related to the O&P—EAI and Technology business segments, respectively, which are reflected in Cost of sales on the Consolidated Statements of Income. In addition, we recorded non-cash charges of $34 million and $8 million in our O&P—Americas and I&D segments, respectively, to adjust the value of our finished goods inventory to market as of December 31, 2010. These non-cash charges were the result of the decline in the market prices for certain products, primarily polypropylene. In the 2010 Successor period, we also recognized a charge of $8 million related to the liquidation of LIFO inventory, which included charges of $9 million in our O&P–Americas segment and $17 million in our Technology segment, partially offset by a benefit of $18 million in our I&D segment.

Long-lived assets of continuing operations, including goodwill, are summarized and reconciled to consolidated totals in the following table:

		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
December 31, 2012
Property, plant and
equipment, net	$2,167	$2,437	$1,830	$985	$274	$3	$7,696
Investment in PO
Joint Ventures	- -	- -	397	- -	- -	- -	397
Equity and other
investments	162	1,303	118	- -	- -	- -	1,583
Goodwill	162	175	245	- -	9	- -	591

December 31, 2011
Property, plant and
equipment, net	$1,945	$2,385	$1,738	$943	$309	$13	$7,333
Investment in PO
Joint Ventures	- -	- -	412	- -	- -	- -	412
Equity and other
investments	154	1,265	140	- -	- -	- -	1,559
Goodwill	162	172	242	- -	9	- -	585

Property, plant and equipment, net, included in the “Other” column above includes assets related to corporate and support functions.

The following geographic data for revenues are based upon the delivery location of the product and for long-lived assets, the location of the assets.

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Sales and other operating revenues:
North America	$25,666	$26,527	$14,027	$7,290
Europe	12,845	14,452	8,550	3,727
The Netherlands	1,032	1,217	589	150
All other	5,809	5,987	2,966	1,640
Total	$45,352	$48,183	$26,132	$12,807

	Long-Lived Assets
Millions of dollars	2012	2011
United States	$5,365	$5,060
Non-U.S.:
Germany	1,747	1,754
The Netherlands	730	749
France	557	558
Other non-U.S.	2,315	2,360
Total non-U.S.	5,349	5,421
Total	$10,714	$10,481

Long-lived assets include Property, plant and equipment, net, Intangible assets, net, Equity investments, and Investments in PO joint ventures (see Notes 8 and 9).

Emergence from Chapter 11 Proceedings	12 Months Ended
Dec. 31, 2012
Emergence from Chapter 11 Proceedings Disclosure [Abstract]
Emergence from Chapter 11 Proceedings [Text Block]

23.       Emergence from Chapter 11 Proceedings

On April 23, 2010, the U.S. Bankruptcy Court confirmed LyondellBasell AF's Third Amended and Restated Plan of Reorganization and the Debtors emerged from chapter 11 protection on April 30, 2010.

The Company's charges (credits) for reorganization items, including charges recognized by the Debtors, were as follows:

	Successor					Predecessor
	Year Ended				May 1 through	January 1 through
	December 31,				December 31,	April 30,
Millions of dollars	2012		2011		2010	2010
Change in net assets resulting from the
application of fresh-start accounting	$	- -	$	- -	$ - -	$6,542
Gain on discharge of liabilities subject
to compromise		- -		- -	- -	(13,617)
Asset write-offs and rejected contracts		- -		- -	- -	25
Estimated claims		(5)		39	(1)	(262)
Professional fees		1		5	21	172
Employee severance costs		- -		- -	(1)	- -
Plant closures costs		- -		- -	- -	12
Other		- -		1	4	4
Total		$(4)		$45	$23	$(7,124)

Reorganization items, including professional advisory fees and other costs directly associated with our reorganization are classified as Reorganization items on the Consolidated Statements of Income.

Post-emergence reorganization items are primarily related to professional fees associated with claim settlements, plan implementation and other transition costs attributable to the reorganization. Pre-emergence reorganization items include provisions and adjustments to record the carrying value of certain pre-petition liabilities at their estimated allowable claim amounts, as well as the costs incurred by non-Debtor companies as a result of the Debtors' chapter 11 proceedings.

Unaudited Quarterly Results	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Results [Abstract]
Unaudited Quarterly Results [Text Block]

24.       Unaudited Quarterly Results

The following table presents selected financial data for the quarterly periods in 2012 and 2011 and has been revised to reflect discontinued operations (See Note 3, Discontinued Operations and Related Items, for additional information):

	For the Quarter Ended
Millions of dollars	March 31	June 30	September 30	December 31
2012
Sales and other operating revenues	$11,734	$11,248	$11,273	$11,097
Operating income (a)	940	1,449	1,328	959
Income from equity investments	46	27	32	38
Reorganization items(b)	5	(1)	0	0
Income from continuing operations(c)	594	768	851	645
Income (loss) from discontinued operations	5	0	(7)	(22)
Net income	599	768	844	623
Earnings per share:
Basic	1.04	1.34	1.47	1.10
Diluted	1.04	1.33	1.46	1.09

	For the Quarter Ended
Millions of dollars	March 31	June 30	September 30	December 31
2011
Sales and other operating revenues	$11,380	$13,306	$12,516	$10,981
Operating income (d)	1,095	1,310	1,493	439
Income from equity investments	58	73	52	33
Reorganization items(b)	(2)	(28)	- -	(15)
Income from continuing operations(e)	682	851	912	27
Loss from discontinued operations	(22)	(48)	(17)	(245)
Net income (loss)	660	803	895	(218)
Earnings (loss) per share:
Basic	1.16	1.41	1.56	(0.38)
Diluted	1.15	1.38	1.51	(0.38)

  Operating income in the quarter ended June 30, 2012 includes a lower of cost or market inventory valuation adjustment of $71 million which was reversed in the quarter ended September 30, 2012 by a $71 million non-cash benefit due to the recovery of market price. In addition, operating income in the quarter ended March 31, 2012 included a charge of $22 million for impairment of assets at our Wesseling, Germany site. In the quarter ended June 30, 2012, operating income includes a benefit of $100 million associated with an insurance settlement related to Hurricane Ike. Operating income in the quarter ended September 30, 2012 included a benefit related to a $24 million recovery associated with a former employee who plead guilty to fraud in 2010. Operating income in the quarter ended December 31, 2012 included a benefit of $28 million related to the reversal of a reserve established at emergence for an unfavorable monomer contract. In addition, operating income in the quarter ended December 31, 2012 included charges of $53 million related to corporate restructuring activities in Europe.
  See Note 23 for a description of reorganization items.
  Income from continuing operations in 2012 included after-tax premiums and charges of $210 million related to the early repayment of debt in the quarter ended June 30, 2012. In addition, results for 2012 include a $10 million after-tax charge relate to a fair value adjustment associated with our warrants in the quarter ended March 31, 2012.
  Operating income in 2011 includes corporate restructuring charges of $61 million, $14 million and $18 million, in the quarters ended June 30, September 30 and December 31, 2011, respectively. Operating income in 2011 also includes an impairment charge of $19 million in the quarter ended September 30, 2011.
  Income from continuing operations in 2011 included after-tax premiums and charges of $8 million and $271 million in the quarters ended June 30 and December 31, 2011, respectively, related to the early repayment of debt. In addition, results for 2011 include after-tax fair value adjustments related to our warrants of a negative $59 million in the quarter ended March 31, 2011, benefits of $6 million and $22 million in the quarters ended June 30 and September 30, 2011, respectively, and a negative $6 million in the quarter ended December 31, 2011. Results for the quarter ended June 30, 2011 also include an after-tax gain of $26 million gain on the sale of surplus precious metals.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent events [Abstract]
Subsequent events [Text Block]

25.       Subsequent Events

On May 14, 2013, LYB International Finance B.V. (“LYB International Finance”) was formed as a private company with limited liability in The Netherlands. LYB International Finance is a direct, 100 percent owned finance subsidiary of the Company, as defined in Rule 3-10(b) of Regulation S-X. LYB International Finance expects to issue debt securities that are fully and unconditionally guaranteed by the Company.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of preparation and consolidation [Policy Text Block]

Basis of Preparation and Consolidation

The accompanying consolidated financial statements have been prepared from the books and records of LyondellBasell N.V. and its subsidiaries after April 30, 2010 and LyondellBasell AF and its subsidiaries for periods up to and including that date under accounting principles generally accepted in the U.S. (“U.S. GAAP”). Subsidiaries are defined as being those companies over which the Company, either directly or indirectly, has control through a majority of the voting rights or the right to exercise control or to obtain the majority of the benefits and be exposed to the majority of the risks. Subsidiaries are consolidated from the date on which control is obtained until the date that such control ceases. All intercompany transactions and balances have been eliminated in consolidation.

The Consolidated Financial Statements have been prepared under the historical cost convention, as modified for the accounting of financial assets and financial liabilities (including derivative instruments) at fair value through profit or loss. Consolidated financial information, including subsidiaries, associates and joint ventures, has been prepared using uniform accounting policies for similar transactions and other events in similar circumstances.

In the second quarter 2012, the operations of our Berre refinery, which had ceased operations on January 4, 2012, met the criteria for discontinued operations classification. Accordingly, these operations have been classified as discontinued operations for all periods presented (See Note 3). Also in the second quarter 2012, the responsibility for business decisions related to our oxyfuels business was moved from the Refining segment to the I&D segment. As a result, our oxyfuels business is now included in the I&D segment. All comparable periods presented herein have been revised to reflect this change (See Note 22).

Cash and cash equivalents [Policy Text Block]

Cash and Cash Equivalents

Cash equivalents consist of highly liquid debt instruments such as certificates of deposit, commercial paper and money market accounts. Cash equivalents include instruments with maturities of three months or less when acquired. Cash equivalents are stated at cost, which approximates fair value. Cash and cash equivalents exclude restricted cash. Our cash equivalents are placed in high-quality commercial paper, money market funds and time deposits with major international banks and financial institutions.

We have no requirements for compensating balances in a specific amount at a specific point in time. We maintain compensating balances for some of our banking services and products. Such balances are maintained solely at our discretion.

Trade receivables [Policy Text Block]

Trade Receivables

Trade receivables are amounts due from customers for merchandise sold or services performed in the ordinary course of business.

We calculate provisions for doubtful accounts receivable based on our estimates of amounts that we believe are unlikely to be collected. Collectability of receivables is reviewed and the provision calculated for doubtful accounts is adjusted at least quarterly, based on aging of specific accounts and other available information about the associated customers. Provisions for doubtful accounts are included in selling, general and administrative expenses.

Inventories [Policy Text Block]

Inventories

Inventories are carried at the lower of current market value or cost. Cost is determined using the last-in, first-out (“LIFO”) method for raw materials, work in progress (“WIP”) and finished goods, and the moving average cost method for materials and supplies.

Inventory exchange transactions, which involve fungible commodities and do not involve the payment or receipt of cash, are not accounted for as purchases and sales. Any resulting volumetric exchange balances are accounted for as inventory, with cost determined using the LIFO method.

Property, plant and equipment [Policy Text Block]

Property, Plant and Equipment

Property, plant and equipment are recorded at historical cost. Historical cost includes expenditures that are directly attributable to the acquisition of the items. Costs may also include borrowing costs incurred on debt during construction or major projects exceeding one year, costs of major maintenance as part of turnarounds of major units and committed decommission costs. Land is not depreciated. Depreciation is computed using the straight-line method over the estimated useful asset lives to their residual values, generally as follows:

  25 years for major manufacturing equipment
  30 years for buildings
  5 to 15 years for light equipment and instrumentation
  15 years for office furniture
  4 to 7 years for turnarounds of major units and
  3 to 5 years for information system equipment.

The assets' residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.

We evaluate property, plant and equipment for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When it is probable that an asset or asset group's undiscounted future cash flows will not be sufficient to recover the carrying amount, the asset is written down to its estimated fair value.

Upon retirement or sale, we remove the cost of the asset and the related accumulated depreciation from the accounts and reflect any resulting gain or loss in the Consolidated Statements of Income.

Equity investments [Policy Text Block]

Equity Investments

We account for equity investments using the equity method of accounting if we have the ability to exercise significant influence over, but not control of, an investee. Significant influence generally exists if we have an ownership interest representing between 20% and 50% of the voting rights. Under the equity method of accounting, investments are stated initially at cost and are adjusted for subsequent additional investments and our proportionate share of profit or losses and distributions. Our equity investments, which were recorded at their estimated fair value at emergence from bankruptcy, may include goodwill identified on the fresh start accounting date, net of any accumulated impairments.

We record our share of the profits or losses of the unconsolidated entities, net of income taxes, in the Consolidated Statements of Income. When our share of losses in an investment equals or exceeds our interest in the equity investment, including any other unsecured receivables, we do not recognize further losses, unless we have incurred obligations or made payments on behalf of the equity investment.

We evaluate our equity method investments for impairment when events or changes in circumstances indicate, in management's judgment, that the carrying value of such investments may have experienced an other-than-temporary decline in value. When evidence of loss in value has occurred, management compares the estimated fair value of investment to the carrying value of investment to determine whether an impairment has occurred. If the estimated fair value is less than the carrying value and management considers the decline in value to be other-than temporary, the excess of the carrying value over the estimated fair value is recognized in the financial statements as an impairment.

Goodwill [Policy Text Block]

Goodwill

We recorded goodwill upon application of fresh-start accounting on the Emergence Date. Goodwill is not amortized, but is tested for impairment. We assess the recoverability of the carrying value of goodwill during the fourth quarter of each year or whenever events or changes in circumstances indicate that the carrying amount of the goodwill of a reporting unit may not be fully recoverable.

We first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. Qualitative factors assessed for each of the reporting units included, but were not limited to, changes in long-term commodity prices, discount rates, competitive environments, planned capacity, cost factors such as raw material prices, and financial performance of the reporting units. If the qualitative assessment indicates that it is more likely than not that the carrying value of a reporting unit exceeds its estimated fair value, a two-step quantitative test is required.

For 2012 and 2011, our qualitative assessment indicated that the fair value of the reporting units were greater than the carrying value and therefore it was not necessary to perform the quantitative two-step goodwill impairment test.

Identifiable intangible assets [Policy Text Block]

Identifiable Intangible Assets—Costs to purchase and to develop software for internal use are deferred and amortized over periods of 3 to 10 years. Other intangible assets were stated at fair value at emergence. Such assets primarily consist of emission allowances, various contracts, and in-process research and development. These assets are amortized using the straight-line method over their estimated useful lives or over the term of the related agreement, if shorter. We evaluate identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable.

Research and development [Policy Text Block]

Research and Development—Research and Development (“R&D”) costs are expensed when incurred. Subsidies for research and development are included in Other income. Depreciation expense related to R&D assets is included as a cost of R&D. To the extent the purchase price in a business combination is allocated to in-process research and development assets, those assets are capitalized at fair value as an intangible asset with an indefinite life. When the related R&D project is abandoned, the assets are impaired. In addition, when related R&D project activities are completed, we make a determination of the useful lives over which the assets are amortized.

Income taxes [Policy Text Block]

Income Taxes

The income tax expense for the period comprises current and deferred tax. Income tax is recognized in the Consolidated Statements of Income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In these cases, the applicable tax amount is also recognized in other comprehensive income or directly in equity, respectively.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, as well as the net tax effects of net operating loss carry forwards. Valuation allowances are provided against deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized.

We recognize uncertain income tax positions in our financial statements when it is more likely than not, based on the technical merits, that the position or a portion thereof will be sustained upon examination.

Pension plans [Policy Text Block]

Pension plans—We have both defined benefit (funded and unfunded) and defined contribution plans. For the defined benefit plans, a Projected Benefit Obligation is calculated annually by independent actuaries using the projected unit credit method. Pension costs primarily represent the increase in the actuarial present value of the obligation for pension benefits based on employee service during the year and the interest on this obligation in respect of employee service in previous years, net of expected return on plan assets.

Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to equity and are reflected in accumulated other comprehensive income in the period in which they arise.

For defined contribution plans, we pay contributions to publicly or privately administered pension insurance plans on a mandatory, contractual or voluntary basis. The contributions are recognized as employee benefit expense when due.

Other post-employment obligations [Policy Text Block]

Other post-employment obligations—Certain employees are entitled to post-retirement medical benefits to retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and the completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment applying the same accounting methodology used for defined benefit plans.

Termination benefits [Policy Text Block]

Termination benefits—Contractual termination benefits are payable when employment is terminated due to an event specified in the provisions of a social/labor plan or statutory law. A liability is recognized for one time termination benefits when we are committed to i) make payments and the number of affected employees and the benefits received are known to both parties, and ii) terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal and can reasonably estimate such amount. Benefits falling due more than 12 months after the balance sheet date are discounted to present value.

Environmental remediation costs [Policy Text Block]

Environmental Remediation Costs—Environmental remediation liabilities include liabilities related to sites we currently own, sites we no longer own as well as sites where we have operated that belong to other parties. These liabilities were recorded at fair value at emergence and are subject to periodic remeasurement.  Additional liabilities recorded subsequent to emergence for anticipated expenditures related to investigation and remediation of contaminated sites are accrued when it is probable a liability has been incurred and the amount of the liability can be reasonably estimated.  Only ongoing operating and monitoring costs, the timing of which can be determined with reasonable certainty, are discounted to present value.  Future legal costs associated with such matters, which generally are not estimable, are not included in these liabilities.

Asset retirement obligation [Policy Text Block]

Asset Retirement Obligation—At some sites, we are contractually obligated to decommission our plants upon site exit. Existing obligations were recorded at fair value at emergence. Asset retirement obligations arising since emergence are recorded at the present value of the estimated costs to retire the asset at the time the obligation is incurred. That cost is capitalized as part of the related long lived asset and depreciation is recognized on a straight line basis over the useful life of the related asset. Accretion expense in connection with the discounted liability is also recognized over the useful life of the related asset. Such depreciation and accretion expenses are included in Cost of sales.

Foreign currency translation [Policy Text Block]

Foreign Currency Translation

Functional and reporting currency—Items included in the financial information of each of LyondellBasell N.V.'s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”) and then translated to the U.S. dollar reporting currency through Other comprehensive income.

Transactions and balances—Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the Consolidated Statements of Income.

In the Consolidated Financial Statements, the results and financial position of all subsidiaries that have a functional currency different from the presentation currency are translated into the reporting currency as follows:

  Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;
  Income and expenses for each income statement are translated at average exchange rates; and
  All resulting exchange differences are recognized as a separate component within other comprehensive income (currency translation reserve).

Revenue recognition [Policy Text Block]

Revenue Recognition

Revenue from product sales is recognized at the time of transfer of title and risk of loss to the customer, which usually occurs at the time of shipment. Revenue is recognized at the time of delivery if we retain the risk of loss during shipment. For products that are shipped on a consignment basis, revenue is recognized when the customer uses the product. Costs incurred in shipping products sold are included in Cost of sales. Billings to customers for shipping costs are included in sales revenue.

Share-based compensation [Policy Text Block]

Share-Based Compensation

The Company grants stock-based compensation awards that vest over a specified period upon employees meeting certain service criteria. The fair value of equity instruments issued to employees is measured on the grant date and is recognized over the vesting period.

Liabilities with respect to cash-settled awards are recognized as a liability and re-measured at each balance sheet date through the Consolidated Statements of Income.

Leases [Policy Text Block]

Leases

We lease land and fixed assets for use in our operations. All lease agreements are evaluated and classified as either an operating lease or a capital lease. A lease is classified as a capital lease if any of the following criteria are met: transfer of ownership to the lessee by the end of the lease term; the lease contains a bargain purchase option; the lease term is equal to 75% or greater of the asset's useful economic life; or the present value of the future minimum lease payments is equal to or greater than 90% of the asset's fair market value. Capital leases are capitalized at the lower of the net present value of the total amount of rent payable under the leasing agreement (excluding finance charges) or fair market value of the leased asset. Capital lease assets are depreciated on a straight-line basis, over a period consistent with our normal depreciation policy for tangible fixed assets, but generally not exceeding the lease term. Operating lease expense is recognized ratably over the entire lease term.

Derivative financial instruments and hedging activities

Derivative Financial Instruments and Hedging Activities

We selectively enter into derivative transactions to manage volatility related to market risks associated with changes in commodity pricing, currency exchange rates and interest rates. We categorize assets and liabilities, measured at fair value, into one of three different levels depending on the observability of the inputs employed in the measurement. Level 1 inputs are quoted prices in active markets for identical assets or liabilities. Level 2 inputs are observable inputs other than quoted prices included within Level 1 for the asset or liability, either directly or indirectly through market corroborated inputs. Level 3 inputs are unobservable inputs for the asset or liability reflecting significant modifications to observable related market data or our assumptions about pricing by market participants. For a discussion related to financial instruments and derivatives policies, see Note 14.

Non controlling interests [Policy Text Block]

Non-Controlling Interests

Non-controlling interests primarily represent the interests of unaffiliated investors in a partnership that owns our PO/SM II plant at the Channelview, Texas complex and a subsidiary owning an equity investment in the Al-Waha Petrochemicals Ltd. joint venture.

Use of estimates [Policy Text Block]

Use of Estimates—The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Predecessor Period [Policy Text Block]

Predecessor Period

The accounting policies of LyondellBasell AF in the Predecessor period were the same as for LyondellBasell N.V. in the Successor period except for the policy related to inventories. Inventories were carried at the lower of current market value or cost. Cost was determined using the FIFO method, except for certain U.S. inventories for which cost was required to be determined using the LIFO method, and the average cost method for materials and supplies.

Classification [Policy Text Block]

Classification—Our consolidated financial statements classify precious metals and catalysts as components of Property, plant and equipment. Catalysts and precious metals were previously reported by the Predecessor as Intangible assets, net, and Other assets, respectively. Debt issuance costs, which were previously reported as Intangible assets, net, by the Predecessor, are classified as Other assets by the Successor.

Comprehensive income [Policy Text Block]

Comprehensive Income—In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-05, related to Accounting Standards Codification (“ASC”) Topic 220, Comprehensive Income: Presentation of Comprehensive Income and in December 2011 the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05. These standards eliminate the current option to report other comprehensive income and its components in the statement of changes in equity. We elected to present Statements of Comprehensive Income in two separate but consecutive statements beginning January 1, 2012, and the amendments have been applied retrospectively for all prior periods presented.

Fair value measurement [Policy Text Block]

Fair Value Measurement―In May 2011, the FASB issued new guidance related to ASC Topic 820, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”), changes some fair value measurement principles and requires additional disclosure. The ASU was effective for interim and annual periods beginning on or after December 15, 2011. The adoption of this amendment in 2012 did not have a material effect on the presentation of our consolidated financial statements.

Disclosures about offsetting assets and liabilities [Policy Text Block]

Disclosures about Offsetting Assets and Liabilities—In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The standard requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. GAAP and IFRS. The differences in the offsetting requirements account for a difference in the amounts presented in statements of financial position (balance sheets) prepared in accordance with U.S. GAAP and IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position, as well as instruments similar to a master netting arrangement. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this amendment is not expected to have a material impact on the presentation of our Consolidated Financial Statements.

Investment in PO Joint Ventures (Policies)	12 Months Ended
Dec. 31, 2012
Investment in PO Joint Ventures [Abstract]
Investment in PO Joint Ventures [Policy Text Block]

We and Bayer do not share marketing or product sales under the U.S. PO Joint Venture. We operate the U.S. PO Joint Venture's and the European PO Joint Venture's (collectively the “PO joint ventures”) plants and arrange and coordinate the logistics of product delivery. The partners share in the cost of production and logistics is based on their product offtake.

We report the cost of our product offtake as inventory and cost of sales in our consolidated financial statements. Related cash flows are reported in the operating cash flow section of the consolidated statements of cash flows. Our investment in the PO joint ventures is reduced through recognition of our share of the depreciation and amortization of the assets of the PO joint ventures, which is included in cost of sales. Other changes in the investment balance are principally due to our additional capital investments in the PO joint ventures.

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Discontinued Operations [Table Text Block]

In the second quarter of 2012, the operations of the Berre refinery were deemed to have met the criteria for discontinued operations classification. As a result, the operations have been classified as discontinued operations, net of income taxes, in the Consolidated Statements of Income for all periods presented. The amounts included in Income (loss) from discontinued operations, net of tax, are summarized as follows:

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010

Sales and other operating revenues	$278	$2,852	$1,552	$660

Income (loss) from discontinued operations
before income taxes	$(24)	$(343)	$(45)	$242
(Provision for) benefit from income taxes	- -	11	- -	- -
Income (loss) from discontinued operations,
net of tax	$(24)	$(332)	$(45)	$242

Losses from discontinued operations for 2012 include benefits related to the liquidation of LIFO-valued inventory of $73 million.

The following table summarizes the assets and liabilities of the Berre refinery that are included in the Consolidated Balance Sheets. These amounts were derived from historical financial information and adjusted to exclude intercompany receivables and payables between the Berre refinery and other subsidiaries of the Company.

	December 31,	December 31,
Millions of dollars	2012	2011
Current assets related to discontinued operations:
Accounts receivable trade, net	$16	$234
Inventories	34	222
Total current assets related to discontinued operations	$50	$456

Current liabilities related to discontinued operations:
Accounts payable trade	$19	$158
Accrued liabilities	21	30
Total current liabilities related to discontinued operations	$40	$188

Long-term liabilities related to discontinued operations:
Other liabilities	$48	$121
Total long-term liabilities related to discontinued operations	$48	$121

The following table summarizes the changes in the accrual for the social plan for employees affected by the closure of the Berre refinery:

Millions of dollars	2012		2011
Beginning balance	$130	$	- -
Additions	- -		130
Cash payments	(44)		- -
Adjustment for change in estimated
population and newly enacted law	(25)		- -
Foreign currency impact	(2)		- -
Ending balance	$59		$130

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of transactions due (to) from related parties [Table Text Block]

Related party transactions are summarized as follows:

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
The Company billed related parties for:
Sales of products –
Apollo affiliates	$299	$375	$235	$0
Joint venture partners	738	741	488	207
Shared service agreements –
Apollo affiliates	15	13	0	0
Joint venture partners	1	11	22	3
Related parties billed the Company for:
Sales of products –
Joint venture partners	3,260	3,403	803	432
Shared service agreements –
Joint venture partners	107	115	56	28

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory [Abstract]
Schedule of inventory, current [Table Text Block]

Inventories consisted of the following components at December 31:

Millions of dollars	2012	2011
Finished goods	$3,194	$3,544
Work-in-process	266	267
Raw materials and supplies	1,615	1,688
Total inventories	$5,075	$5,499

Property, Plant and Equipment, Goodwill and Intangibles Assets (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Goodwill and Intangibles Assets [Abstract]
Components of property, plant and equipment, at cost, and the related accumulated depreciation [Table Text Block]

Plant, Property and Equipment—The components of property, plant and equipment, at cost, and the related accumulated depreciation were as follows at December 31:

Millions of dollars	2012	2011
Land	$304	$301
Manufacturing facilities and equipment	8,335	7,358
Construction in progress	987	785
Total property, plant and equipment	9,626	8,444
Less accumulated depreciation	(1,930)	(1,111)
Property, plant and equipment, net	$7,696	$7,333

Schedule of intangible assets and the related amortization [Table Text Block]

The components of identifiable intangible assets, at cost, and the related accumulated amortization were as follows at December 31:

	2012			2011
		Accumulated			Accumulated
Millions of dollars	Cost	Amortization	Net	Cost	Amortization	Net
In-process research and
development costs	$131	$(30)	$101	$127	$(19)	$108
Emission allowances	728	(195)	533	731	(128)	603
Various contracts	563	(197)	366	563	(146)	417
Software costs	102	(64)	38	99	(50)	49
Total intangible assets	$1,524	$(486)	$1,038	$1,520	$(343)	$1,177

Depreciation and amortization by major asset class [Table Text Block]

Depreciation and Amortization Expense―Depreciation and amortization expense is summarized as follows:

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Property, plant and equipment	$808	$728	$413	$499
Investment in PO joint ventures	30	29	16	19
Emission allowances	70	82	46	0
Various contracts	51	60	81	0
In-process research and development costs	11	13	0	25
Software costs	13	19	2	12
Other	0	0	0	10
Total depreciation and amortization	$983	$931	$558	$565

Changes in asset retirement obligations [Table Text Block]

Asset Retirement Obligations―We are contractually obligated to decommission our plants upon site exit at some locations. In such cases, we have accrued the net present value of the estimated costs. The changes in our asset retirement obligations were as follows:

	Year Ended
	December 31,
Millions of dollars	2012	2011
Beginning balance	$123	$132
Provisions	9	24
Payments	(29)	(28)
Changes in estimates	(2)	(6)
Accretion expense	3	4
Effects of exchange rate changes	2	(3)
Ending balance	$106	$123

Investment in PO Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2012
Investment in PO Joint Ventures [Abstract]
Schedule of changes in our investment in PO Joint Ventures [Table Text Block]

Changes in the Company's investment in the U.S. and European PO joint ventures for 2012 and 2011 are summarized below:

	U.S. PO Joint	European PO	Total PO
Millions of dollars	Venture	Joint Venture	Joint Ventures
Investments in PO joint ventures - January 1, 2012	$274	$138	$412
Cash contributions	10	3	13
Depreciation and amortization	(22)	(8)	(30)
Effect of exchange rate changes	0	2	2
Investments in PO joint ventures - December 31, 2012	$262	$135	$397

Investments in PO joint ventures - January 1, 2011	$291	$146	$437
Cash contributions	3	5	8
Depreciation and amortization	(20)	(9)	(29)
Effect of exchange rate changes	0	(4)	(4)
Investments in PO joint ventures - December 31, 2011	$274	$138	$412

Equity Investments (Tables)	12 Months Ended
Dec. 31, 2012
Equity Investments [Abstract]
Schedule of Equity Method Investments [Table Text Block]

Direct and indirect Equity investments held by the Company are as follows:

	December 31,
Percent of Ownership	2012	2011
Basell Orlen Polyolefins Sp. Z.o.o.	50.00%	50.00%
PolyPacific Pty. Ltd.	50.00%	50.00%
SunAllomer Ltd.	50.00%	50.00%
Saudi Polyolefins Company	25.00%	25.00%
Saudi Ethylene & Polyethylene Company Ltd.	25.00%	25.00%
Al-Waha Petrochemicals Ltd.	20.95%	20.95%
PolyMirae Co. Ltd.	42.59%	42.59%
HMC Polymers Company Ltd.	28.56%	28.56%
Indelpro S.A. de C.V.	49.00%	49.00%
Ningbo ZRCC Lyondell Chemical Co. Ltd.	26.65%	26.65%
Ningbo ZRCC Lyondell Chemical Marketing Co.	50.00%	50.00%
Nihon Oxirane Company	40.00%	40.00%
NOC Asia Ltd.	40.00%	40.00%
Geosel	27.00%	27.00%

Schedule of changes in equity Investments [Table Text Block]

The changes in Equity investments are as follows for the years 2012 and 2011:

	Year Ended
	December 31,
Millions of dollars	2012	2011
Beginning balance	$1,559	$1,587
Income from equity investments	143	216
Dividends received, gross	(147)	(208)
Contributions to joint ventures	8	0
Currency exchange effects	11	(21)
Other	9	(15)
Ending balance	$1,583	$1,559

Schedule of balance sheet information of equity investments [Table Text Block]

Summarized balance sheet information and the Company's share of equity investments were as follows:

	December 31, 2012		December 31, 2011
		Company		Company
Millions of dollars	100%	Share	100%	Share
Current assets	$3,923	$1,387	$3,969	$1,380
Noncurrent assets	6,341	1,781	6,546	1,811
Total assets	10,264	3,168	10,515	3,191
Current liabilities	2,973	1,030	2,760	967
Noncurrent liabilities	2,205	615	2,583	727
Net assets	$5,086	$1,523	$5,172	$1,497

Schedule of income statement information of equity method investments [Table Text Block]

Summarized income statement information and the Company's share for the periods for which the respective Equity investments were accounted for under the equity method is set forth below:

	Successor						Predecessor
	Year Ended December 31,				May 1 through		January 1 through
	2012		2011		December 31, 2010		April 30, 2010
		Company		Company		Company		Company
Millions of dollars	100%	Share	100%	Share	100%	Share	100%	Share
Revenues	$10,961	$3,650	$14,960	$4,915	$6,249	$2,248	$3,127	$989
Cost of sales	(9,916)	(3,328)	(13,335)	(4,441)	(5,622)	(2,042)	(2,699)	(869)
Gross profit	1,045	322	1,625	474	627	206	428	120
Net operating expenses	(258)	(91)	(375)	(131)	(169)	(55)	(82)	(29)
Operating income	787	231	1,250	343	458	151	346	91
Interest income	6	3	12	4	4	2	2	1
Interest expense	(306)	(76)	(260)	(71)	(151)	(43)	(43)	(13)
Foreign currency
translation	74	21	(6)	(6)	5	(1)	83	24
Income (loss) from
equity investments	(9)	(2)	3	1	(2)	(3)	3	2
Income before
income taxes	552	177	999	271	314	106	391	105
Provision for
income taxes	(101)	(34)	(201)	(55)	(43)	(20)	(67)	(21)
Net income	$451	$143	$798	$216	$271	$86	$324	$84

Prepaid Expenses and Other Current Assets and Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid expenses and other current assets and other assets [Abstract]
Schedule of prepaid expenses and other current assets disclosure [Table Text Block]

The components of Prepaid expenses and other current assets were as follows at December 31:

Millions of dollars	2012	2011
VAT receivables	$202	$376
Income taxes	85	372
Advances to suppliers	67	90
Prepaid insurance	51	46
Deferred tax assets	46	29
Taxes other than income taxes	18	11
Other	101	116
Total prepaid expenses and other current assets	$570	$1,040

Schedule of other assets [Table Text Block]

The components of Other assets were as follows at December 31:

Millions of dollars	2012	2011
Debt issuance costs	$98	$102
Company-owned life insurance	55	54
Pension assets	15	47
Deferred tax assets	44	20
Other	34	43
Total other assets	$246	$266

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Schedule of accrued liabilities [Table Text Block]

Accrued liabilities consisted of the following components at December 31:

Millions of dollars	2012	2011
Payroll and benefits	$437	$351
Taxes other than income taxes	201	211
Interest	51	119
Product sales rebates	221	220
Warrants	1	19
Income taxes	37	36
Priority and administrative claims	15	17
Deferred revenues	34	41
Restructuring	66	79
Other	94	149
Total accrued liabilities	$1,157	$1,242

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Schedule of long-term debt [Table Text Block]

Long-term loans, notes and other long-term debt to unrelated parties consisted of the following:

Millions of dollars	2012		2011
Senior Notes due 2017, $2,250 million, 8.0%	$	- -	$619
Senior Notes due 2017, €375 million, 8.0%		- -	134
Senior Notes due 2018, $3,240 million, 11.0%		- -	1,922
Senior Notes due 2019, $2,000 million, 5.0%		2,000	- -
Senior Notes due 2021, $1,000 million, 6.0%		1,000	1,000
Senior Notes due 2024, $1,000 million, 5.75%		1,000	- -
Guaranteed Notes due 2027, $300 million, 8.1%		300	300
Other		5	9
Total		4,305	3,984
Less current maturities		(1)	(4)
Long-term debt		$4,304	$3,980

Schedule of short-term debt [Table Text Block]

Short-term loans, notes and other short-term debt to unrelated parties consisted of the following:

Millions of dollars	2012		2011
$2,000 million Senior Revolving Credit Facility	$	- -	$	- -
$2,000 million Senior Secured Asset-Based Revolving Credit Facility		- -		- -
$1,000 million U.S. Receivables Securitization Facility		- -		- -
€450 million European Receivables Securitization Facility		- -		- -
Financial payables to equity investees		9		10
Other		86		38
Total short-term debt		$95		$48

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
Schedule of future estimated minimum rental payments for operating leases [Table Text Block]	The aggregate future estimated payments under these commitments are:
Millions of dollars
2013	$256
2014	220
2015	178
2016	111
2017	88
Thereafter	227
Total minimum lease payments	$1,080

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Financial instruments [Abstract]
Summary of the pretax effect of settled commodity futures contracts charged directly to income [Table Text Block]

The following table summarizes the pretax effect of settled commodity futures contracts charged directly to income:

	Settled Commodity Contracts
	Year Ended December 31, 2012
	Gain (Loss)
	Recognized	Volumes
Millions of dollars	in Income	Settled	Volume Unit
Futures:
Gasoline	$(6)	514	million gallons
Heating oil	9	650	million gallons
Butane	(6)	123	million gallons
Crude oil	(19)	557	million gallons
	$(22)

	Year Ended December 31, 2011
	Gain (Loss)
	Recognized	Volumes
	in Income	Settled	Volume Unit
Futures:
Gasoline	$20	546	million gallons
Heating oil	3	609	million gallons
Butane	(3)	23	million gallons
Crude oil	(6)	197	million gallons
	$14

Summary of estimated fair value and notional amounts of open commodity futures contracts [Table Text Block]

The estimated fair value and notional amounts of our open commodity futures contracts are shown in the table below:

	Open Commodity Contracts
	December 31, 2012
		Notional Amounts
Millions of dollars	Fair Value	Value	Volumes	Volume Unit	Maturity Dates
Futures:
Gasoline	$(7)	$56	20	million gallons	January 2013 - February 2013
Heating oil	- -	38	13	million gallons	January 2013
Butane	5	25	14	million gallons	January 2013 - February 2013
Crude oil	1	110	47	million gallons	February 2013 - March 2013
	$(1)	$229

	December 31, 2011
		Notional Amounts
	Fair Value	Value	Volumes	Volume Unit	Maturity Dates
Futures:
Gasoline	$12	$34	12	million gallons	January 2012 - February 2012
Heating oil	1	54	19	million gallons	January 2012
Butane	(1)	22	12	million gallons	January 2012 - February 2012
	$12	$110

Summary of fair value of outstanding financial instruments [Table Text Block]

Derivatives—The following table summarizes financial instruments outstanding as of December 31, 2012 and 2011 that are measured at fair value on a recurring basis. Refer to Note 15, Fair Value Measurement, for additional information regarding the fair value of derivative financial instruments.

		December 31, 2012		December 31, 2011
	Balance Sheet	Notional	Fair	Notional	Fair
Millions of dollars	Classification	Amount	Value	Amount	Value
Assets -
Derivatives:
Commodities	Prepaid expenses	$134	$6	$88	$13
	and other
	current assets
Embedded derivatives	Prepaid expenses	59	5	- -	- -
	and other
	current assets
Foreign currency	Prepaid expenses	964	8	- -	- -
	and other
	current assets
		$1,157	$19	$88	$13
Liabilities -
Derivatives:
Commodities	Accrued liabilities	$94	$7	$22	$1
Warrants	Accrued liabilities	- -	1	14	19
Foreign currency	Accrued liabilities	- -	- -	726	12
		$94	$8	$762	$32

Summary of the pretax effect of derivative instruments charged directly to income [Table Text Block]

The following table summarizes the pretax effect of derivative instruments charged directly to income:

	Effect of Financial Instruments
	Year Ended December 31, 2012
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
Successor	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives not designated as hedges:
Commodities	$ - -	$ - -	$(23)	Cost of sales
Warrants	- -	- -	(11)	Other income
				(expense), net
Embedded derivatives	- -	- -	5	Cost of sales
Foreign currency	- -	- -	65	Other income
				(expense), net
	$ - -	$ - -	$36

	Year Ended December 31, 2011
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives not designated as hedges:
Commodities	$ - -	$ - -	$26	Cost of sales
Warrants	- -	- -	(37)	Other income
				(expense), net
Foreign currency	- -	- -	(7)	Other income
				(expense), net
	$ - -	$ - -	$(18)

	May 1 through December 31, 2010
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives not designated as hedges:
Commodities	$ - -	$ - -	$11	Cost of sales
Warrants	- -	- -	(114)	Other income
				(expense), net
Foreign currency	- -	- -	(2)	Other income
				(expense), net
	- -	- -	(105)

	January 1 through April 30, 2010
		Gain (Loss)	Additional
	Gain (Loss)	Reclassified	Gain (Loss)
Predecessor	Recognized	from AOCI	Recognized	Income Statement
Millions of dollars	in AOCI	to Income	in Income	Classification
Derivatives designated as cash-flow
hedges:
Interest rate	$ - -	$(17)	$ - -	Interest expense

Derivatives not designated as hedges:
Commodities	- -	- -	6	Cost of sales
Foreign currency	- -	- -	8	Other income
				(expense), net
	- -	- -	14
	$ - -	$(17)	$14

Non-derivatives designated as hedges of
foreign currency:
Net foreign investment –
8.1% Guaranteed Notes due 2027	$(24)	$ - -	$ - -
8.375% Senior Notes due 2015	(20)	- -	- -
	$(44)	$ - -	$ - -

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement [Abstract]
Schedule of fair value assets and liabilities measured on recurring basis [Table Text Block]

The following table presents the derivative financial instruments outstanding as of December 31, 2012 and 2011 that are measured at fair value on a recurring basis.

	December 31, 2012
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
Assets–
Derivatives:
Commodities	$6	$1	$5	$0
Embedded derivatives	5	0	5	0
Foreign currency	8	0	8	0
	$19	$1	$18	$0
Liabilities–
Derivatives:
Commodities	$7	$7	$0	$0
Warrants	1	0	1	0
	$8	$7	$1	$0

	December 31, 2011
	Fair
	Value	Level 1	Level 2	Level 3
Assets–
Derivatives:
Commodities	$13	$13	$0	$0
	$13	$13	$0	$0
Liabilities–
Derivatives:
Commodities	$1	$0	$1	$0
Warrants	19	0	19	0
Foreign currency	12	0	12	0
	$32	$0	$32	$0

There were no derivative financial instruments measured on a recurring basis using Level 3 inputs during the years ended December 31, 2012 and 2011.

Fair value liabilities measured on recurring basis reconciliation [Table Text Block]

In the second quarter of 2011, we concluded that market price alone could not be relied upon to substantiate the fair value of the Company's warrants due to minimal trading activity. As a result, we calculated the fair value of our warrants using the weighted average price of our stock for the last 20 days less the warrant exercise price. Accordingly, warrants were classified as Level 2 in the valuation hierarchy. The following table summarizes the transfer of the fair value measurement of warrants from Level 1 to Level 2 during the year ended December 31, 2011:

Millions of dollars	Level 1	Level 2
Balance at January 1, 2011	$215	$0
Purchases, sales, issuances, and settlements	(49)	(184)
Transfers in and/or out of Levels 1 and 2	(225)	225
Total gains or losses (realized/unrealized)	59	(22)
Balance at December 31, 2011	$0	$19

There were no transfers between Level 1 and Level 2 during the year ended December 31, 2012.

Schedule of non-derivative financial instruments [Table Text Block]

The following table presents the carrying value and estimated fair value of our non-derivative financial instruments as of December 31, 2012 and 2011. Short-term and long-term debt are recorded at historical cost or amortized cost in the Consolidated Balance Sheets. The carrying and fair value of short-term and long-term debt excludes capital leases.

	December 31, 2012
	Carrying	Fair
Millions of dollars	Value	Value	Level 1	Level 2	Level 3
Short-term debt	$95	$95	$0	$74	$21
Long-term debt	4,300	4,935	0	4,935	0
Short-term and long-term debt,
including current maturities	$4,395	$5,030	$0	$5,009	$21

	December 31, 2011
	Carrying	Fair
Millions of dollars	Value	Value	Level 1	Level 2	Level 3
Short-term debt	$48	$48	$0	$10	$38
Long-term debt	3,978	4,246	0	4,243	3
Short-term and long-term debt,
including current maturities	$4,026	$4,294	$0	$4,253	$41

Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Pension and Other Post-retirement Benefits [Abstract]
Reconciliation of projected benefit obligations, schedule of plan assets and the funded status of defined benefit and other postretirement benefit plans [Table Text Block]

The following table provides a reconciliation of projected benefit obligations, plan assets and the funded status of our U.S. and non-U.S. defined benefit pension plans:

	Year Ended December 31,
	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, January 1	$2,067	$1,093	$1,834	$1,099
Service cost	41	24	40	29
Interest cost	80	51	91	56
Actuarial loss (gain)	87	145	239	(21)
Plan amendments	0	(8)	0	14
Benefits paid	(119)	(44)	(106)	(54)
Participant contributions	0	3	0	3
Settlement	0	0	(31)	0
Curtailment	0	(4)	0	(1)
Foreign exchange effects	0	28	0	(31)
Net transfer out (including the effect of
any business combinations/divestitures)	0	0	0	(1)
Benefit obligation, December 31	2,156	1,288	2,067	1,093

Change in plan assets:
Fair value of plan assets, January 1	1,527	554	1,210	550
Actual return on plan assets	182	26	(18)	16
Company contributions	108	72	472	54
Benefits paid	(119)	(44)	(106)	(54)
Participant contributions	0	3	0	3
Foreign exchange effects	0	14	0	(15)
Settlement	0	0	(31)	0
Fair value of plan assets, December 31	1,698	625	1,527	554
Funded status of continuing operations,
December 31	$(458)	$(663)	$(540)	$(539)

The following table provides a reconciliation of benefit obligations of our unfunded other postretirement benefit plans:

	Year Ended December 31,
	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Change in benefit obligation:
Benefit obligation, beginning of period	$338	$26	$310	$22
Service cost	5	1	4	1
Interest cost	13	1	18	1
Plan amendments	0	0	(1)	0
Curtailment	0	(1)	0	0
Actuarial loss	17	12	27	3
Benefits paid	(29)	(1)	(30)	0
Medicare subsidies	0	0	1	0
Participant contributions	8	0	9	0
Foreign exchange effects	0	1	0	(1)
Benefit obligation, end of period	352	39	338	26

Change in plan assets:
Fair value of plan assets, beginning of period	0	0	0	0
Employer contributions	21	1	20	0
Participant contributions	8	0	9	0
Benefits paid	(29)	(1)	(30)	0
Medicare subsidies	0	0	1	0
Fair value of plan assets, end of period	0	0	0	0
Funded status, end of period	$(352)	$(39)	$(338)	$(26)

Schedule of amounts recognized in the Consolidated Balance Sheets [Table Text Block]
	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the Consolidated
Balance Sheets consist of:
Prepaid benefit cost	$0	$15	$0	$47
Accrued benefit liability, current	0	(48)	0	(22)
Accrued benefit liability, long-term	(458)	(630)	(540)	(564)
Funded status, December 31	$(458)	$(663)	$(540)	$(539)

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the Consolidated
Balance Sheets consist of:
Accrued benefit liability, current	$(21)	$(1)	$(20)	$(1)
Accrued benefit liability, long-term	(331)	(38)	(318)	(25)
Funded status, December 31	$(352)	$(39)	$(338)	$(26)

Schedule of amounts recognized in Accumulated Other Comprehensive Income [Table Text Block]
	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in Accumulated other
comprehensive income:
Actuarial and investment loss (gain)	$431	$106	$433	$(40)
Prior service cost (credit)	0	10	0	21
Balance at December 31	$431	$116	$433	$(19)

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Amounts recognized in the Accumulated
other comprehensive income:
Actuarial and investment loss	$61	$11	$46	$0
Prior service cost (credit)	(1)	0	(1)	0
Balance at December 31	$60	$11	$45	$0

Schedule of accumulated benefit obligations for defined benefit plans [Table Text Block]

The following additional information is presented for our U.S. and non-U.S. pension plans as of December 31:

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Accumulated benefit obligation for defined
benefit plans, December 31	$2,126	$1,172	$2,041	$1,016

Schedule of projected benefit obligations in excess of the fair value of assets [Table Text Block]

Pension plans with projected benefit obligations in excess of the fair value of assets are summarized as follows at December 31:

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Projected benefit obligations	$2,156	$987	$2,067	$846
Fair value of assets	1,698	309	1,527	259

Schedule of accumulated benefit obligations in excess of the fair value of assets [Table Text Block]

Pension plans with accumulated benefit obligations in excess of the fair value of assets are summarized as follows at December 31:

	December 31, 2012		December 31, 2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Accumulated benefit obligations	$2,125	$779	$2,041	$720
Fair value of assets	1,698	171	1,527	162

Schedule of the components of net periodic costs [TableText Block]

The following table provides the components of net periodic pension costs:

	U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Pension Cost:
Service cost	$44	$40	$29	$14
Interest cost	80	91	62	31
Actual return on plan assets	(182)	18	(95)	(55)
Less – return in excess of (less than)
expected return	63	(123)	35	24
Expected return on plan assets	(119)	(105)	(60)	(31)
Settlement and curtailment loss	0	6	2	0
Prior service cost (benefit) amortization	0	0	0	(4)
Actuarial and investment loss amortization	23	0	0	8
Net periodic benefit cost (benefit)	$28	$32	$33	$18

	Non-U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Pension Cost:
Service cost	$26	$29	$19	$9
Interest cost	51	56	34	17
Actual return on plan assets	(26)	(16)	(23)	(25)
Less – return in excess of (less than) expected
return	(1)	(18)	3	15
Expected return on plan assets	(27)	(34)	(20)	(10)
Settlement and curtailment (gain) loss	(4)	(3)	0	(1)
Prior service cost (benefit) amortization	2	3	0	0
Actuarial and investment (gain) loss
amortization	(1)	0	0	1
Other	0	0	0	1
Net periodic benefit cost (benefit)	$47	$51	$33	$17

The following table provides the components of net periodic other postretirement benefit costs:

	U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Other Postretirement Cost:
Service cost	$5	$4	$3	$2
Interest cost	13	18	11	5
Prior service cost (benefit) amortization	0	0	0	(3)
Actuarial loss amortization	1	0	0	0
Net periodic benefit cost	$19	$22	$14	$4

	Non-U.S. Plans

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Net Periodic Other Postretirement Cost:
Service cost	$1	$1	$0	$0
Interest cost	1	1	1	1
Net periodic benefit cost	$2	$2	$1	$1

Schedule of actual and target allocation of plan assets [Table Text Block]

The actual and target asset allocation for our plans are as follows:

	2012		2011
Millions of dollars	Actual	Target	Actual	Target
Canada
Equity securities	61%	60%	61%	60%
Fixed income	39%	40%	39%	40%
United Kingdom - Lyondell Chemical Plans
Equity securities	47%	50%	48%	50%
Fixed income	53%	50%	52%	50%
United Kingdom - Basell Plans
Equity securities	59%	60%	58%	60%
Fixed income	41%	40%	42%	40%
United States
Equity securities	58%	55%	58%	55%
Fixed income	33%	30%	35%	30%
Alternatives	9%	15%	7%	15%
Netherlands - Lyondell Chemical Plans
Equity securities	- -%	- -%	18%	50%
Fixed income	100%	100%	82%	50%
Netherlands - Basell Plans
Equity securities	7%	18%	10%	18%
Fixed income	93%	82%	90%	82%

Schedule of estimated contributions of the plans in the next fiscal year [Table Text Block]	We estimate the following contributions to our pension plans in 2013:
Millions of dollars	U.S.	Non-U.S.
Defined benefit plans	$99	$101
Multi-employer plans	0	8
Total	$99	$109

Schedule of future expected benefit payments [Table Text Block]

As of December 31, 2012, future expected benefit payments by our pension plans which reflect expected future service, as appropriate, are as follows:

Millions of dollars	U.S.	Non-U.S.
2013	$128	$76
2014	131	64
2015	138	66
2016	134	63
2017	144	65
2018 through 2022	750	331

As of December 31, 2012, future expected benefit payments by our other postretirement benefit plan, which reflect expected future service, as appropriate, were as follows:

Millions of dollars	U.S.	Non-U.S.
2013	$21	$1
2014	21	1
2015	22	1
2016	23	1
2017	23	1
2018 through 2022	121	7

Schedule of assumptions used [Table Text Block]

The assumptions used in determining the net benefit liabilities for our pension plans were as follows at December 31:

	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions:
Discount rate	3.82%	3.63%	4.07%	4.83%
Rate of compensation increase	4.00%	3.12%	4.00%	3.17%

The assumptions used in determining net benefit costs for our pension plans were as follows:

	Successor						Predecessor
					May 1		January 1
	Year Ended				through		through
	December 31,				December 31,		April 30,
	2012		2011		2010		2010
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions
for the year:
Discount rate	4.07%	4.83%	5.18%	4.97%	5.68%	4.82%	5.75%	5.50%
Expected return on plan assets	8.00%	4.84%	8.00%	6.21%	8.00%	6.24%	8.00%	6.52%
Rate of compensation increase	4.00%	3.17%	4.00%	3.27%	4.00%	3.26%	4.00%	3.08%

The following table sets forth the assumed health care cost trend rates at December 31:

			U.S. Plans
			2013	2012
Assumed heath care trend rate:
Immediate trend rate			7.9%	8.2%
Ultimate trend rate (the rate to which the cost
trend rate is assumed to decline)			4.5%	4.5%
Year that the rate reaches the ultimate trend rate			2027	2027

	Non-U.S. Plans
	Canada		France
	2013	2012	2013	2012
Assumed heath care trend rate:
Immediate trend rate	7.5%	8.0%	3.5%	2.0%
Ultimate trend rate (the rate to which the cost
trend rate is assumed to decline)	5.0%	5.0%	0	0
Year that the rate reaches the ultimate trend rate	2018	2018	0	0

The assumptions used in determining the net benefit liabilities for our other postretirement benefit plans were as follows at December 31:

	2012		2011
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions:
Discount rate	3.73%	3.80%	3.98%	5.03%
Rate of compensation increase	4.00%	3.00%	4.00%	3.00%

The assumptions used in determining the net benefit costs for our other postretirement benefit plans were as follows:

	Successor						Predecessor
					May 1		January 1
	Year Ended				through		through
	December 31,				December 31,		April 30,
	2012		2011		2010		2010
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.
Weighted average assumptions
for the year:
Discount rate	3.98%	5.03%	5.00%	5.36%	5.73%	5.22%	5.75%	5.46%
Rate of compensation increase	4.00%	3.00%	4.00%	3.52%	4.00%	3.46%	4.00%	3.58%

Schedule of pension investments measured at fair value [Table Text Block]

The pension investments that are measured at fair value as of December 31, 2012 are summarized below:

	December 31, 2012
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
U.S.
Common and preferred stock
Domestic	$411	$411	$0	$0
International	119	119	0	0
Fixed income securities
Corporate bonds	133	0	133	0
Mortgage-backed securities	17	0	17	0
Municipal bonds	7	0	7	0
Foreign government issued bonds	5	0	5	0
Asset-backed securities	2	0	2	0
Commingled funds
Domestic equity (a)	109	0	109	0
International equity (a)	380	0	380	0
Fixed income	198	0	198	0
Real estate	59	0	0	59
Hedge funds	73	0	0	73
Private equity	10	0	0	10
Convertible securities	1	0	1	0
U.S. government securities
Agency securities	102	0	102	0
U.S. Treasury securities	68	68	0	0
Cash and cash equivalents	44	44	0	0
John Hancock GACs	6	0	0	6
Metropolitan Life Insurance GIC	15	0	0	15
Total U.S. Pension Assets	$1,759	$642	$954	$163

	December 31, 2012
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
Non-U.S.
Common stocks	$3	$3	$0	$0
Commingled funds
Domestic equity (a)	31	0	31	0
International equity (a)	128	0	128	0
Fixed income	144	0	144	0
Fixed income securities	308	0	308	0
Cash and cash equivalents	8	8	0	0
Total Non-U.S. Pension Assets	$622	$11	$611	$0

  In 2012, we reclassified our commingled funds to conform with a presentation that considers the unit value of the commingled fund as a level 2 input.  However, the fair value of the securities owned by the funds is based on observable quoted prices on active exchanges, which are level 1 inputs.

The pension investments that are measured at fair value as of December 31, 2011 are summarized below:

	December 31, 2011
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
U.S.
Common and preferred stock
Domestic	$335	$335	$0	$0
International	20	20	0	0
Fixed income securities
Corporate bonds	127	0	127	0
Mortgage-backed securities	15	0	15	0
Municipal bonds	6	0	6	0
Foreign government issued bonds	10	0	10	0
Asset-backed securities	3	0	3	0
Commingled funds
Domestic equity	130	130	0	0
International equity	397	397	0	0
Fixed income	185	0	185	0
Real estate	50	0	0	50
Hedge funds	40	0	0	40
Convertible securities	1	0	1	0
U.S. government securities
Agency securities	42	0	42	0
U.S. Treasury securities	58	58	0	0
Cash and cash equivalents	93	93	0	0
John Hancock GACs	5	0	0	5
Metropolitan Life Insurance GIC	16	0	0	16
Total U.S. Pension Assets	$1,533	$1,033	$389	$111

	December 31, 2011
	Fair
Millions of dollars	Value	Level 1	Level 2	Level 3
Non-U.S.
Common stock	$190	$190	$0	$0
Fixed income securities	351	0	351	0
Cash and cash equivalents	13	13	0	0
Total Non-U.S. Pension Assets	$554	$203	$351	$0

Schedule of changes in the fair value of the Level 3 plan assets [Table Text Block]

The following table sets forth a summary of changes in the fair value of the Level 3 plan assets for the years ended December 31, 2012 and 2011:

	U.S. Pension Level 3 Assets
					John
	Real	Hedge	Private	Metropolitan	Hancock
Millions of dollars	Estate	Funds	Equity	Life GIC	GACs	Total
Balance at December 31, 2010	$42	$0	$0	$18	$5	$65
Realized gain	2	0	0	1	0	3
Unrealized gain (loss) related to
investments still held at the
reporting date	6	(1)	0	(3)	0	2
Purchases, sales, and settlements
Purchases	1	41	0	0	0	42
Sales	(1)	0	0	0	0	(1)
Balance at December 31, 2011	50	40	0	16	5	111
Realized gain	2	0	0	0	1	3
Unrealized gain (loss) related to
investments still held at the
reporting date	4	0	0	(1)	0	3
Purchases, sales, and settlements
Purchases	4	33	10	0	0	47
Sales	(1)	0	0	0	0	(1)
Balance at December 31, 2012	$59	$73	$10	$15	$6	$163

Fair value measurements of investments in certain entities that calculate net asset value per share [Table Text Block]

The fair value measurements of the investments in certain entities that calculate net asset value per share as of December 31, 2012 are as follows:

				Redemption
				Frequency	Trade to	Redemption
		Unfunded	Remaining	(if currently	Settlement	Notice
Millions of dollars	Fair Value	Commitments	Life	eligible)	Terms	Period
U.S.
				daily,
				pending
Commingled fund investing				market
in Domestic Equity	$109	$0	N/A	condition	1 to 3 days	3 to 4 days

				daily,
				pending
Commingled fund investing				market
in International Equity	380	0	N/A	condition	1 to 3 days	3 days

				daily,
				pending
Commingled fund investing				market
in Fixed Income	198	0	N/A	condition	1 to 3 days	3 to 7 days

				quarterly,
				pending
				market	15 to 25	45 to 90
Real Estate	59	12	10 years	condition	days	days

				monthly,
				pending
				market	10 to 30	20 to 90
Hedge Funds	73	0	N/A	condition	days	days

				quarterly,
				pending
				market
Private Equity	10	60	10 years	condition	N/A	N/A
Total U.S.	$829	$72

				Redemption
				Frequency	Trade to	Redemption
		Unfunded	Remaining	(if currently	Settlement	Notice
Millions of dollars	Fair Value	Commitments	Life	eligible)	Terms	Period
Non-U.S.
				1 to 7 days,
				pending
Commingled fund investing				market
in Domestic Equity	$31	$0	N/A	condition	1 to 3 days	1 to 3 days

				1 to 7 days,
				pending
Commingled fund investing				market
in International Equity	128	0	N/A	condition	1 to 3 days	1 to 3 days

				daily,
				pending
Commingled fund investing				market
in Fixed Income	144	0	N/A	condition	1 to 3 days	3 days
Total Non-U.S.	$303	$0

Company contributions relating to Multiemployer plan [Table Text Block]

The following table provides disclosure related to the Company's multi-employer plan:

	Company Contributions
Millions of dollars	2012	2011	2010

Pensionskasse der BASF WaG V.VaG (a)	$8	$7	$7

(a) The plan information for the Pensionskasse der BASF WaG V.VaG is not publicly available and the plan is not subject to a collective-bargaining agreement.  The plan provides fixed, monthly retirement payments on the basis of the credits earned by the participating employees.  To the extent that the plan is underfunded, the future contributions to the plan may increase and may be used to fund retirement benefits for employees related to other employers.  The Pensionskasse der BASF WaG V.VaG's financial statements for the years ended December 31, 2011 and 2010 indicated total assets of $7,287 million and $7,850 million, respectively; total actuarial present value of accumulated plan benefits of $7,423 million and $7,383 million, respectively; and total contributions for all participating employers of $202 million and $203 million, respectively.  Our plan contributions did not exceed 5 percent of the total contributions in 2012, 2011, or 2010.

Schedule of details regarding the pre-tax amount recognized in accumulated other comprehensive income for the period [Table Text Block]

Accumulated Other Comprehensive Income―The following pre-tax amounts were recognized in accumulated other comprehensive income as of and for the years ended December 31, 2012 and 2011:

	Pension Benefits		Other Benefits
	Actuarial	Prior Service	Actuarial	Prior Service
Millions of dollars	(Gain) Loss	Cost (Credit)	(Gain) Loss	Cost (Credit)
December 31, 2010	$37	$10	$16	$0
Arising during the period	362	12	26	3
Gain due to settlements and
curtailments	(6)	(1)	0	0
December 31, 2011	393	21	42	3
Arising during the period	166	(8)	32	(4)
Amortization	(22)	(3)	(2)	0
December 31, 2012	$537	$10	$72	$(1)

Company contributions to Employee Savings Plans [Table Text Block]

The following table provides the company contributions to the Employee Savings Plans:

	Company Contributions
	2012		2011		2010
Millions of dollars	U.S.	Non-U.S.	U.S.	Non-U.S.	U.S.	Non-U.S.

Employee Savings Plans	$27	$4	$30	$4	$17	$0

Incentive and Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Incentive and Share-Based Compensation [Abstract]
Summary of restricted stock unit activity [Table Text Block]

The following table summarizes RSU activity for the year ended December 31, 2012 in thousands of units:

		Weighted-
		Average Grant
	Number of	Date Fair Value
	Units	(per share)

Outstanding at January 1, 2012	2,005	$19.13
Granted	269	51.06
Paid	(118)	20.37
Forfeited	(226)	18.97
Outstanding at December 31, 2012	1,930	$23.51

Fair value assumptions used to value stock options [Table Text Block]

The fair value of each stock option award is estimated, based on several assumptions, on the date of grant using the Black-Scholes option valuation model. The principal assumptions utilized in valuing stock options include the expected stock price volatility (based on the historic average of the common stock of our peer companies and the Company's historic stock price volatility over the expected term); the expected option life (an estimate based on a simplified approach); the expected dividend yield; and the risk-free interest rate (an estimate based on the yield of United States Treasury zero coupon bond with a maturity equal to the expected life of the option). In 2012, the per share weighted-average fair value for all options granted was $9.21. In 2011, the per share weighted-average fair value for all options granted was $7.86 before the re-measurement described above and $9.88 after re-measurement. In 2010, the per share weighted-average fair value for all options granted was $7.82. These fair values were computed using the following range of assumptions for the years ended December 31:

	2012	2011	2010
Fair value assumptions:
Dividend yield	3.00%	3.00%	0.00%
Expected volatility	51.0%	50.0%	47.0%
Risk-free interest rate	0.80-1.11%	0.24-1.18%	1.63-2.94%
Weighted-average expected term, in years	6.0	3.4	5.2

Summary of stock option activity [Table Text Block]

The following table summarizes stock option activity for the year ended December 31, 2012 in thousands of shares for the non-qualified stock options:

					Aggregate
			Weighted-		Intrinsic
	Number	Weighted-	Average		Value
	of	Average	Remaining		(millions of
	Shares	Price	Term		dollars)

Outstanding at January 1, 2012	7,977	$14.24
Granted	113	44.44
Exercised	(1,324)	15.25
Forfeited	(257)	15.33
Outstanding at December 31, 2012	6,509	$14.51	5.7	years	$167
Exercisable at December 31, 2012	2,591	$15.20	4.7	years	$109

Summary of restricted stock shares activity [Table Text Block]

The following table summarizes restricted stock activity for the year ended December 31, 2012 in thousands of shares:

		Weighted-
	Number of	Average Grant
	Shares	Date Fair Value

Outstanding at January 1, 2012	1,772	$17.61
Granted	0	0.00
Paid	(725)	17.61
Forfeited	0	0.00
Outstanding at December 31, 2012	1,047	$17.61

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of components of the provision for income taxes [Table Text Block]

The significant components of the provision for income taxes are as follows:

	Successor			Predecessor
	Year Ended		May 1 through	January 1 through
	December 31,		December 31	April 30,
Millions of dollars	2012	2011	2010	2010
Current:
U.S. federal	$464	$419	$32	$11
Non-U.S.	78	161	106	(16)
State	70	27	12	11
Total current	612	607	150	6

Deferred:
U.S. federal	607	394	228	(1,386)
Non-U.S.	73	60	(198)	106
State	35	(2)	(10)	(41)
Total deferred	715	452	20	(1,321)

Provision for income taxes before tax effects
of other comprehensive income	1,327	1,059	170	(1,315)

Tax effects of elements of other
comprehensive income:
Pension and postretirement liabilities	(38)	(128)	(30)	3
Financial derivatives	- -	- -	- -	51
Foreign currency translation	(1)	1	4	(9)
Total income tax expense in
comprehensive income	$1,288	$932	$144	$(1,270)

Schedule of components of the provision for income taxes and schedule of effective income tax reconciliation [Table Text Block]

LyondellBasell N.V. is incorporated and is resident in The Netherlands. However, since the proportion of U.S. revenues, assets, operating income and associated tax provisions is significantly greater than any other single taxing jurisdiction within the worldwide group, the reconciliation of the differences between the provision for income taxes and the statutory rate is presented on the basis of the U.S. statutory federal income tax rate of 35% as opposed to the Dutch statutory rate of 25% to provide a more meaningful insight into those differences. Our effective tax rate for the year ended December 31, 2012 is 31.7%. This summary is shown below:

	Successor			Predecessor
	Year Ended		May 1 through	January 1 through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Income (loss) before income taxes:
U.S.	$3,313	$2,388	$1,141	$8,490
Non-U.S.	872	1,143	590	(1,543)
Total	$4,185	$3,531	$1,731	$6,947

Income tax at U.S. statutory rate	$1,465	$1,236	$606	$2,431
Increase (reduction) resulting from:
Discharge of debt and other reorganization
related items	- -	- -	(221)	(4,355)
Non-U.S. income taxed at lower statutory
rates	(53)	(44)	(14)	(3)
State income taxes, net of federal benefit	67	27	36	(63)
Changes in valuation allowances	(72)	(84)	(266)	262
Non-taxable (income) and non-deductible
expenses	(50)	(73)	(102)	- -
Notional royalties	(30)	(32)	(12)	(11)
Other income taxes, net of federal benefit	10	14	33	30
Uncertain tax positions	21	(11)	13	402
Warrants & stock compensation	4	13	24	5
Transfer of subsidiary	- -	- -	88	- -
U.S. manufacturing deduction	(42)	(30)	- -	- -
Foreign currency gains and losses	41	11	- -	- -
Other, net	(34)	32	(15)	(13)
Income tax provision (benefit)	$1,327	$1,059	$170	$(1,315)

Schedule of deferred tax assets and liabilities [Table Text Block]

The deferred tax effects of tax losses carried forward and the tax effects of temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements, reduced by a valuation allowance where appropriate, are presented below:

	December 31	December 31,
Millions of dollars	2012	2011
Deferred tax liabilities:
Accelerated tax depreciation	$1,277	$1,299
Investment in joint venture partnerships	158	161
Other intangible assets	387	406
Inventory	632	627
Total deferred tax liabilities	2,454	2,493

Deferred tax assets:
Net operating loss carryforwards	554	609
Employee benefit plans	548	481
Deferred interest carryforwards	- -	619
State and foreign income taxes, net of federal tax benefit	12	5
Environmental reserves	37	35
Other	72	136
Total deferred tax assets	1,223	1,885
Deferred tax asset valuation allowances	(551)	(570)
Net deferred tax assets	672	1,315
Net deferred tax liabilities	$1,782	$1,178

Balance sheet classifications:
Deferred tax assets - current	$46	$29
Deferred tax assets - long-term	44	20
Deferred tax liability - current	558	310
Deferred tax liability - long-term	1,314	917
Net deferred tax liabilities	$1,782	$1,178

Schedule of the expiration of the tax losses carried forward and the related deferred tax assets [Table Text Block]

The expiration of the tax losses carried forward and the related deferred tax asset, before valuation allowance, as of December 31, 2012 was as follows:

		Deferred Tax on
	Net Operating Loss	Net Operating Loss
Millions of dollars	Carry Forwards	Carry Forwards
2013	$1	$ - -
2014	14	4
2015	116	38
2016	4	1
2017	17	3
Thereafter	447	119
Indefinite	1,188	389
	$1,787	$554

Schedule of unrecognized tax benefits [Table Text Block]

Tax benefits totaling $548 million and $483 million relating to uncertain tax positions were unrecognized as of December 31, 2012 and 2011, respectively. The following table presents a reconciliation of the beginning and ending amounts of unrecognized tax benefits:

	Successor			Predecessor
	For the Year Ended		May 1 through	January 1 through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Balance, beginning of period	$483	$441	$451	$68
Additions for tax positions of current year	15	54	1	373
Additions for tax positions of prior years	50	7	16	41
Reductions for tax positions of prior years	- -	(19)	(4)	(11)
Cash settlements	- -	- -	(23)	- -
Effects of currency exchange rates	- -	- -	- -	(3)
Discharge upon emergence from bankruptcy	- -	- -	- -	(17)
Balance, end of period	$548	$483	$441	$451

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Schedule of environmental loss contingencies [Table Text Block]

The following table summarizes the activity in our accrued environmental liability included in “Accrued liabilities” and “Other liabilities”:

	Year Ended
	December 31,
Millions of dollars	2012	2011
Balance at beginning of period	$120	$107
Additional provisions	16	25
Amounts paid	(12)	(8)
Foreign exchange effects	2	(4)
Balance at end of period	$126	$120

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Schedule Of Dividends Paid [Table Text Block]

Dividend distribution―The following table presents the dividends paid in the periods presented:

	Dividend Per	Aggregate
	Ordinary	Dividends
Millions of dollars, except per share amounts	Share	Paid	Date of Record
For the year 2012:
March	$0.25	$143	March 12, 2012
June	0.40	230	May 21, 2012
September	0.40	230	September 4, 2012
December	0.40	230	November 19, 2012
December	2.75	1,582	November 19, 2012
	$4.20	$2,415

For the year 2011:
May	$0.10	$57	May 5, 2011
September	0.20	114	August 17, 2011
December	0.25	142	November 25, 2011
December	4.50	2,580	November 25, 2011
	$5.05	$2,893

Schedule of changes in ordinary and treasury shares outstanding during the period [Table Text Block]

Ordinary Shares―The changes in the outstanding amounts of ordinary shares and treasury shares for the years ended December 31, 2012 and 2011 were as follows:

	Year Ended
	December 31,
	2012	2011
Ordinary shares outstanding:
Balance at the beginning of period	573,390,514	565,676,222
Share-based compensation	1,140,439	534,876
Warrants exercised	685,756	7,179,416
Balance at end of period	575,216,709	573,390,514
Ordinary shares held as treasury shares:
Balance at the beginning of period	4,051,013	1,122,651
Warrants exercised	293,888	3,462,693
Share-based compensation	(1,138,868)	(534,331)
Balance at the end of period	3,206,033	4,051,013
Ordinary shares issued at end of period	578,422,742	577,441,527

Schedule of accumulated other comprehensive income (loss) [Table Text Block]

Accumulated Other Comprehensive Income (Loss)―The components of accumulated other comprehensive income (loss) were as follows at December 31:

Millions of dollars	2012	2011
Pension and post-retirement liabilities	$(422)	$(303)
Foreign currency translation	11	(124)
Total	$(411)	$(427)

Transactions recorded in “Accumulated other comprehensive income” are recognized net of tax.

Per Share Data (Tables)	12 Months Ended
Dec. 31, 2012
Per Share Data [Abstract]
Schedule of earnings per share reconciliation [Table Text Block]

Earnings per share data and dividends declared per share of common stock were as follows for the years ended December 31, 2012 and 2011, and for the period from May 1 through December 31, 2010:

	Year Ended				May 1 through
	December 31, 2012		December 31, 2011		December 31, 2010
	Continuing	Discontinued	Continuing	Discontinued	Continuing	Discontinued
Millions of dollars	Operations	Operations	Operations	Operations	Operations	Operations
Basic:
Net income (loss)	$2,858	$(24)	$2,472	$(332)	$1,561	$19
Less: net loss attributable to
non-controlling interests	14	0	7	0	7	0
Net income (loss) attributable
to the Company shareholders	2,872	(24)	2,479	(332)	1,568	19
Net income attributable to
participating securities	(3)	0	(14)	2	(10)	0
Net income (loss) attributable
to ordinary shareholders	$2,869	$(24)	$2,465	$(330)	$1,558	$19

Diluted:
Net income (loss)	$2,858	$(24)	$2,472	$(332)	$1,561	$19
Less: net loss attributable to
non-controlling interests	14	0	7	0	7	0
Net income (loss) attributable
to the Company shareholders	2,872	(24)	2,479	(332)	1,568	19
Net income attributable to
participating securities	(3)	0	(14)	2	(10)	0
Net income (loss) attributable
to ordinary shareholders	$2,869	$(24)	$2,465	$(330)	$1,558	$19

Millions of shares
Basic weighted average common
stock outstanding	573	573	568	568	564	564
Effect of dilutive securities:
MTI	1	1	1	1	0	0
Stock options	3	3	3	3	0	0
Potential dilutive shares	577	577	572	572	564	564

Earnings (loss) per share:
Basic	$5.01	$(0.04)	$4.34	$(0.58)	$2.76	$0.03
Diluted	$4.96	$(0.04)	$4.32	$(0.58)	$2.75	$0.03

Millions of shares
Anti-dilutive stock options and
warrants	0.0	0.0	1.0	1.0	11.5	11.5
Participating securities	3.0	3.0	3.6	3.6	3.7	3.7

Dividends declared per share of
common stock	$4.20	$0.00	$5.05	$0.00	$0.00	$0.00

Segment and Related Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment and Related Information [Abstract]
Summary of financial information concerning reportable segments [Table Text Block]

Summarized financial information concerning reportable segments is shown in the following table for the periods presented.

Successor
		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
Year Ended
December 31, 2012
Sales and other
operating revenues:
Customers	$8,987	$14,203	$9,280	$12,490	$377	$15	$45,352
Intersegment	3,947	318	378	801	121	(5,565)	- -
	12,934	14,521	9,658	13,291	498	(5,550)	45,352

Operating income	2,650	127	1,430	334	122	13	4,676
Income (loss) from
equity investments	25	121	(3)	- -	- -	- -	143
Capital expenditures	468	254	159	136	43	- -	1,060
Depreciation and
amortization expense	281	285	194	148	73	2	983

		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
Year Ended
December 31, 2011
Sales and other
operating revenues:
Customers	$10,349	$15,223	$9,293	$12,886	$376	$56	$48,183
Intersegment	4,531	368	207	820	130	(6,056)	0
	14,880	15,591	9,500	13,706	506	(6,000)	48,183

Operating income (loss)	1,855	435	1,156	809	107	(25)	4,337
Income from
equity investments	21	168	27	0	0	0	216
Capital expenditures	425	235	101	224	26	10	1,021
Depreciation and
amortization expense	246	262	186	153	84	0	931

		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
May 1 through
December 31, 2010
Sales and other
operating revenues:
Customers	$5,993	$8,648	$5,363	$5,853	$291	$(16)	$26,132
Intersegment	2,413	302	20	406	74	(3,215)	- -
	8,406	8,950	5,383	6,259	365	(3,231)	26,132

Operating income (loss)	1,039	367	629	208	69	(20)	2,292
Income from equity
investments	16	68	2	- -	- -	- -	86
Capital expenditures	146	106	79	80	19	11	441
Depreciation and
amortization expense	151	147	105	82	78	(5)	558

Predecessor
		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
January 1 through
April 30, 2010
Sales and other
operating revenues:
Customers	$3,220	$4,078	$2,604	$2,787	$104	$14	$12,807
Intersegment	963	(52)	144	264	41	(1,360)	- -
	4,183	4,026	2,748	3,051	145	(1,346)	12,807

Segment operating
income (loss)	317	106	192	(97)	39	(52)	505
Current cost adjustment							199
Operating income							704
Income (loss) from
equity investments	5	80	(1)	- -	- -	- -	84
Capital expenditures	52	102	12	31	12	3	212
Depreciation and
amortization expense	160	108	117	152	23	5	565

Reconciliaton of assets from segment to consolidated, including goodwill [Table Text Block]

Long-lived assets of continuing operations, including goodwill, are summarized and reconciled to consolidated totals in the following table:

		Olefins
		and
	Olefins	Polyolefins
	and	– Europe,
	Polyolefins	Asia &	Intermediates
Millions of dollars	– Americas	International	& Derivatives	Refining	Technology	Other	Total
December 31, 2012
Property, plant and
equipment, net	$2,167	$2,437	$1,830	$985	$274	$3	$7,696
Investment in PO
Joint Ventures	- -	- -	397	- -	- -	- -	397
Equity and other
investments	162	1,303	118	- -	- -	- -	1,583
Goodwill	162	175	245	- -	9	- -	591

December 31, 2011
Property, plant and
equipment, net	$1,945	$2,385	$1,738	$943	$309	$13	$7,333
Investment in PO
Joint Ventures	- -	- -	412	- -	- -	- -	412
Equity and other
investments	154	1,265	140	- -	- -	- -	1,559
Goodwill	162	172	242	- -	9	- -	585

Property, plant and equipment, net, included in the “Other” column above includes assets related to corporate and support functions.

Schedule of revenues from external customers and long-lived assets by geographical area [Table Text Block]

The following geographic data for revenues are based upon the delivery location of the product and for long-lived assets, the location of the assets.

	Successor			Predecessor
			May 1	January 1
	Year Ended		through	through
	December 31,		December 31,	April 30,
Millions of dollars	2012	2011	2010	2010
Sales and other operating revenues:
North America	$25,666	$26,527	$14,027	$7,290
Europe	12,845	14,452	8,550	3,727
The Netherlands	1,032	1,217	589	150
All other	5,809	5,987	2,966	1,640
Total	$45,352	$48,183	$26,132	$12,807

	Long-Lived Assets
Millions of dollars	2012	2011
United States	$5,365	$5,060
Non-U.S.:
Germany	1,747	1,754
The Netherlands	730	749
France	557	558
Other non-U.S.	2,315	2,360
Total non-U.S.	5,349	5,421
Total	$10,714	$10,481

Long-lived assets include Property, plant and equipment, net, Intangible assets, net, Equity investments, and Investments in PO joint ventures (see Notes 8 and 9).

Emergence from Chapter 11 Proceedings (Tables)	12 Months Ended
Dec. 31, 2012
Emergence from Chapter 11 Proceedings Disclosure [Abstract]
Schedule of charges for reorganization items, including charges recognized by the debtors [Table Text Block]

The Company's charges (credits) for reorganization items, including charges recognized by the Debtors, were as follows:

	Successor					Predecessor
	Year Ended				May 1 through	January 1 through
	December 31,				December 31,	April 30,
Millions of dollars	2012		2011		2010	2010
Change in net assets resulting from the
application of fresh-start accounting	$	- -	$	- -	$ - -	$6,542
Gain on discharge of liabilities subject
to compromise		- -		- -	- -	(13,617)
Asset write-offs and rejected contracts		- -		- -	- -	25
Estimated claims		(5)		39	(1)	(262)
Professional fees		1		5	21	172
Employee severance costs		- -		- -	(1)	- -
Plant closures costs		- -		- -	- -	12
Other		- -		1	4	4
Total		$(4)		$45	$23	$(7,124)

Reorganization items, including professional advisory fees and other costs directly associated with our reorganization are classified as Reorganization items on the Consolidated Statements of Income.

Unaudited Quarterly Results (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Results [Abstract]
Schedule of quarterly financial information [Table Text Block]

The following table presents selected financial data for the quarterly periods in 2012 and 2011 and has been revised to reflect discontinued operations (See Note 3, Discontinued Operations and Related Items, for additional information):

	For the Quarter Ended
Millions of dollars	March 31	June 30	September 30	December 31
2012
Sales and other operating revenues	$11,734	$11,248	$11,273	$11,097
Operating income (a)	940	1,449	1,328	959
Income from equity investments	46	27	32	38
Reorganization items(b)	5	(1)	0	0
Income from continuing operations(c)	594	768	851	645
Income (loss) from discontinued operations	5	0	(7)	(22)
Net income	599	768	844	623
Earnings per share:
Basic	1.04	1.34	1.47	1.10
Diluted	1.04	1.33	1.46	1.09

	For the Quarter Ended
Millions of dollars	March 31	June 30	September 30	December 31
2011
Sales and other operating revenues	$11,380	$13,306	$12,516	$10,981
Operating income (d)	1,095	1,310	1,493	439
Income from equity investments	58	73	52	33
Reorganization items(b)	(2)	(28)	- -	(15)
Income from continuing operations(e)	682	851	912	27
Loss from discontinued operations	(22)	(48)	(17)	(245)
Net income (loss)	660	803	895	(218)
Earnings (loss) per share:
Basic	1.16	1.41	1.56	(0.38)
Diluted	1.15	1.38	1.51	(0.38)

  Operating income in the quarter ended June 30, 2012 includes a lower of cost or market inventory valuation adjustment of $71 million which was reversed in the quarter ended September 30, 2012 by a $71 million non-cash benefit due to the recovery of market price. In addition, operating income in the quarter ended March 31, 2012 included a charge of $22 million for impairment of assets at our Wesseling, Germany site. In the quarter ended June 30, 2012, operating income includes a benefit of $100 million associated with an insurance settlement related to Hurricane Ike. Operating income in the quarter ended September 30, 2012 included a benefit related to a $24 million recovery associated with a former employee who plead guilty to fraud in 2010. Operating income in the quarter ended December 31, 2012 included a benefit of $28 million related to the reversal of a reserve established at emergence for an unfavorable monomer contract. In addition, operating income in the quarter ended December 31, 2012 included charges of $53 million related to corporate restructuring activities in Europe.
  See Note 23 for a description of reorganization items.
  Income from continuing operations in 2012 included after-tax premiums and charges of $210 million related to the early repayment of debt in the quarter ended June 30, 2012. In addition, results for 2012 include a $10 million after-tax charge relate to a fair value adjustment associated with our warrants in the quarter ended March 31, 2012.
  Operating income in 2011 includes corporate restructuring charges of $61 million, $14 million and $18 million, in the quarters ended June 30, September 30 and December 31, 2011, respectively. Operating income in 2011 also includes an impairment charge of $19 million in the quarter ended September 30, 2011.
  Income from continuing operations in 2011 included after-tax premiums and charges of $8 million and $271 million in the quarters ended June 30 and December 31, 2011, respectively, related to the early repayment of debt. In addition, results for 2011 include after-tax fair value adjustments related to our warrants of a negative $59 million in the quarter ended March 31, 2011, benefits of $6 million and $22 million in the quarters ended June 30 and September 30, 2011, respectively, and a negative $6 million in the quarter ended December 31, 2011. Results for the quarter ended June 30, 2011 also include an after-tax gain of $26 million gain on the sale of surplus precious metals.

Description of Company and Operations (Details)	Dec. 31, 2012
Additional disclosures regarding the description of the company and its operations [Abstract]
Bankruptcy proceedings, number of subsidiaries included in filing (in entities)	93

Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest representing significant influence (in hundredths)	20.00%
Finite lived intangible asset useful life	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest representing significant influence (in hundredths)	50.00%
Finite lived intangible asset useful life	10 years
Major manufacturing equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	25 years
Buildings [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	30 years
Light equipment and instrumentation [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	5 years
Light equipment and instrumentation [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	15 years
Office furniture [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	15 years
Turnarounds of major units [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	4 years
Turnarounds of major units [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	7 years
Information system equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	3 years
Information system equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated asset life	5 years

Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended		8 Months Ended	12 Months Ended		3 Months Ended	8 Months Ended	12 Months Ended			4 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Berre Refinery [Member]	Dec. 31, 2011 Berre Refinery [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Berre Refinery [Member]	Dec. 31, 2010 Successor [Member] Berre Refinery [Member]	Dec. 31, 2012 Successor [Member] Berre Refinery [Member]	Dec. 31, 2011 Successor [Member] Berre Refinery [Member]	Dec. 31, 2010 Successor [Member] Flavors and fragrance chemicals business [Member] Employees	Apr. 30, 2010 Predecessor [Member]	Apr. 30, 2010 Predecessor [Member] Berre Refinery [Member]
Discontinued Operations [Line Items]
Estimated cost of social plan														$ 136
Reduction of estimate of cost of social plan for the Berre refinery closure									25	0						(25)
Income (loss) from discontinued operations, net of tax [Abstract]
Sales and other operating revenues															1,552	278	2,852			660
Income (loss) from discontinued operations before income taxes															(45)	(24)	(343)			242
(Provision for) benefit from income taxes															0	0	11			0
Income (loss) from discontinued operations, net of tax	(22)	(7)	0	5	(245)	(17)	(48)	(22)			19	(24)	(332)		(45)	(24)	(332)		242	242
Charge (benefit) due to liquidations of LIFO inventory layers											8					(73)
Current assets related to discontinued operations: [Abstract]
Accounts receivable trade, net									16	234
Inventories									34	222
Total current assets related to discontinued operations									50	456
Current liabilities related to discontinued operations: [Abstract]
Accounts payable trade									19	158
Accrued liabilities									21	30
Total current liabilities related to discontinued operations									40	188
Long-term liabilities related to discontinued operations: [Abstract]
Other liabilities									48	121
Total long-term liabilities related to discontinued operations									48	121
Social Plan, Berre refinery [Roll Forward]
Beginning balance									130	0
Additions	53				18	14	61		0	130
Cash payments									(44)	0
Adjustment for change in estimated population and newly enacted law									(25)	0						25
Foreign currency impact									(2)	0
Ending balance									59	130
Disposal Group Including Discontinued Operation Additional Disclosure [Abstract]
After-tax gain recognized from the sale of the business unit																		64
Proceeds from the sale of business unit																		$ 154
Number of employees (in employees)																		200

Related Party Transactions (Details) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended				8 Months Ended	12 Months Ended		1 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor [Member] USD ($)	Dec. 31, 2012 Successor [Member] USD ($)	Dec. 31, 2011 Successor [Member] USD ($)	Dec. 31, 2012 Successor [Member] Access [Member] Tax-sharing [Member]	Dec. 31, 2011 Successor [Member] Access [Member] Tax-sharing [Member]	Dec. 31, 2010 Successor [Member] Access [Member] Demand letters [Member] USD ($)	Dec. 31, 2012 Successor [Member] Access [Member] Demand letters [Member]	Dec. 31, 2010 Successor [Member] Apollo [Member] USD ($)	Dec. 31, 2012 Successor [Member] Apollo [Member] USD ($)	Dec. 31, 2011 Successor [Member] Apollo [Member] USD ($)	Dec. 31, 2012 Successor [Member] Director [Member]	Dec. 31, 2010 Successor [Member] Director [Member] USD ($)	Dec. 31, 2010 Successor [Member] Joint Venture Partners [Member] USD ($)	Dec. 31, 2012 Successor [Member] Joint Venture Partners [Member] USD ($)	Dec. 31, 2011 Successor [Member] Joint Venture Partners [Member] USD ($)	Sep. 30, 2011 Successor [Member] Joint Venture Partners [Member] Basell Orlen Polyolefins Sp. Z.o.o. [Member] USD ($)	Sep. 30, 2011 Successor [Member] Joint Venture Partners [Member] Basell Orlen Polyolefins Sp. Z.o.o. [Member] EUR (€)	Apr. 30, 2010 Predecessor [Member] USD ($)	Apr. 30, 2010 Predecessor [Member] Apollo [Member] USD ($)	Apr. 30, 2010 Predecessor [Member] Joint Venture Partners [Member] USD ($)
Related party [Line Items]
Description of transaction				we entered into a tax cooperation agreement with Access. The tax cooperation agreement allows either party to provide the other with information and support in connection with tax return preparation and audits on a time and materials basis through 2014. No payments were received from Access under this agreement during 2012 and payments received were less than $1 million during 2011.			one of our subsidiaries received demand letters from affiliates of Access demanding indemnity for losses, including attorney’s fees and expenses, arising out of a pending lawsuit and payment of $100 million in management fees under a 2007 management agreement between an Access affiliate and the predecessor of LyondellBasell AF as well as other unspecified amounts related to advice purportedly given in connection with financing and other strategic transactions.		Transactions with Apollo affiliates include the sales of product under a long-term contract that renews automatically each year, unless a 90 day notice of termination has been received and other product sales made on the spot market in the ordinary course of business.		LyondellBasell AF retained the services of and entered into a Bankruptcy Court-approved contractual agreement with one of its directors.			These related party transactions include the sales and purchases of goods in the normal course of business as well as certain financing arrangements. In addition, under contractual arrangements with certain of our equity investees, we receive certain services, utilities and materials at some of our manufacturing sites and we provide certain services to our equity investees.
Payments received under the agreement during the period					less than $1 million
Management fee						$ 100
Success fee												10
Date related party loan was repaid in full																2011-09	2011-09
Loan to joint venture partner																14	10
The Company billed related parties for: [Abstract]
Sales of products	723	1,037	1,116					235	299	375			488	738	741			207	0	207
Shared services agreements								0	15	13			22	1	11				0	3
Related parties billed the Company for: [Abstract]
Sales of products													803	3,260	3,403					432
Shared service agreements													$ 56	$ 107	$ 115					$ 28

Accounts Receivable (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Apr. 30, 2010 Predecessor [Member]
Receivables [Line Items]
Allowance for doubtful accounts receivable		$ 29	$ 16
Provision for doubtful accounts receivable	$ 12	$ 7	$ 7	$ 7

Inventories (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory, Finished Goods and Work in Process, Gross [Abstract]
Finished goods	$ 3,194	$ 3,544
Work-in-process	266	267
Raw materials and supplies	1,615	1,688
Total inventories	5,075	5,499
Inventory adjustments and methods, and other related items [Abstract]
Percentage of inventories valued using the LIFO method (in hundredths)	90.00%	88.00%
Excess of current replacement cost over LIFO cost of inventories	$ 620	$ 467

Property, Plant and Equipment, Goodwill, Intangibles and Other Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended										3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 In-process research and development costs [Member]	Dec. 31, 2011 In-process research and development costs [Member]	Dec. 31, 2012 Emission allowances [Member]	Dec. 31, 2011 Emission allowances [Member]	Dec. 31, 2012 Various contracts [Member]	Dec. 31, 2011 Various contracts [Member]	Dec. 31, 2012 Software costs [Member]	Dec. 31, 2011 Software costs [Member]	Mar. 31, 2010 Predecessor [Member] Polypropylene Plant, Terni, Italy [Member]	Dec. 31, 2012 LDPE plant in Wessling Germany [Member]	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Manufacturing facilities and equipment [Member]	Dec. 31, 2011 Manufacturing facilities and equipment [Member]	Dec. 31, 2012 Construction in progress [Member]	Dec. 31, 2011 Construction in progress [Member]
Total property Plant and Equipment [Line Items]
Total property, plant and equipment		$ 8,444	$ 9,626											$ 304	$ 301	$ 8,335	$ 7,358	$ 987	$ 785
Less accumulated depreciation		(1,111)	(1,930)
Property, plant and equipment, net		7,333	7,696
Impaired long-lived assets held and used [Line Items]
Asset impairment	19												22
Assets disposed of by method other than sale in period of disposition [Line Items]
Charges related to plant and other closure costs												23
Finite lived intangible assets [Line Items]
Cost		1,520	1,524	131	127	728	731	563	563	102	99
Accumulated amortization		(343)	(486)	(30)	(19)	(195)	(128)	(197)	(146)	(64)	(50)
Net		1,177	1,038	101	108	533	603	366	417	38	49
Amortization of identifiable intangible assets for the next five years [Abstract]
2013			133
2014			128
2015			120
2016			114
2017			112
Impairment of intangible assets [Abstract]
Impairment costs		$ 19

Property, Plant and Equipment, Goodwill and Intangibles Assets, Depreciation and Amortization Expense (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] Property, plant and equipment [Member]	Dec. 31, 2012 Successor [Member] Property, plant and equipment [Member]	Dec. 31, 2011 Successor [Member] Property, plant and equipment [Member]	Dec. 31, 2010 Successor [Member] Investment in PO joint ventures [Member]	Dec. 31, 2012 Successor [Member] Investment in PO joint ventures [Member]	Dec. 31, 2011 Successor [Member] Investment in PO joint ventures [Member]	Dec. 31, 2010 Successor [Member] Emission allowances [Member]	Dec. 31, 2012 Successor [Member] Emission allowances [Member]	Dec. 31, 2011 Successor [Member] Emission allowances [Member]	Dec. 31, 2010 Successor [Member] Various contracts [Member]	Dec. 31, 2012 Successor [Member] Various contracts [Member]	Dec. 31, 2011 Successor [Member] Various contracts [Member]	Dec. 31, 2010 Successor [Member] In-process research and development costs [Member]	Dec. 31, 2012 Successor [Member] In-process research and development costs [Member]	Dec. 31, 2011 Successor [Member] In-process research and development costs [Member]	Dec. 31, 2010 Successor [Member] Software costs [Member]	Dec. 31, 2012 Successor [Member] Software costs [Member]	Dec. 31, 2011 Successor [Member] Software costs [Member]	Dec. 31, 2010 Successor [Member] Other [Member]	Dec. 31, 2012 Successor [Member] Other [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Apr. 30, 2010 Predecessor [Member]	Apr. 30, 2010 Predecessor [Member] Property, plant and equipment [Member]	Apr. 30, 2010 Predecessor [Member] Investment in PO joint ventures [Member]	Apr. 30, 2010 Predecessor [Member] Emission allowances [Member]	Apr. 30, 2010 Predecessor [Member] Various contracts [Member]	Apr. 30, 2010 Predecessor [Member] In-process research and development costs [Member]	Apr. 30, 2010 Predecessor [Member] Software costs [Member]	Apr. 30, 2010 Predecessor [Member] Other [Member]
Depreciation and amortization [Abstract]
Depreciation and amortization	$ 558	$ 983	$ 931	$ 413	$ 808	$ 728	$ 16	$ 30	$ 29	$ 46	$ 70	$ 82	$ 81	$ 51	$ 60	$ 0	$ 11	$ 13	$ 2	$ 13	$ 19	$ 0	$ 0	$ 0	$ 565	$ 499	$ 19	$ 0	$ 0	$ 25	$ 12	$ 10

Property, Plant and Equipment, Goodwill and Intangibles Assets, Asset Retirement Obligations and Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning balance	$ 123	$ 132
Provisions	9	24
Payments	(29)	(28)
Changes in estimates	(2)	(6)
Accretion expense	3	4
Effects of exchange rate changes	2	(3)
Ending Balance	106	123
Goodwill [Abstract]
Goodwill	$ 591	$ 585	$ 595

Investment in PO Joint Ventures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 BLbs	Dec. 31, 2011 BLbs
Investment in PO Joint Ventures Supplemental Information [Abstract]
Propylene oxide production of a PO Joint Venture (in billions of pounds)	1.5	1.5
Schedule of changes in the investment in POJVs [Abstract]
Beginning balance	$ 412
Ending balance	397	412
U.S. PO Joint Venture [Member]
Schedule of changes in the investment in POJVs [Abstract]
Beginning balance	274	291
Cash contributions	10	3
Depreciation and amortization	(22)	(20)
Effect of exchange rate changes	0	0
Ending balance	262	274
European PO Joint Venture [Member]
Investment in PO Joint Ventures Supplemental Information [Abstract]
Ownership percentage in the PO Joint Venture	50.00%
Each owner's share in the PO Joint Venture's production	50.00%
Schedule of changes in the investment in POJVs [Abstract]
Beginning balance	138	146
Cash contributions	3	5
Depreciation and amortization	(8)	(9)
Effect of exchange rate changes	2	(4)
Ending balance	135	138
Total PO Joint Ventures [Member]
Schedule of changes in the investment in POJVs [Abstract]
Beginning balance	412	437
Cash contributions	13	8
Depreciation and amortization	(30)	(29)
Effect of exchange rate changes	2	(4)
Ending balance	$ 397	$ 412

Equity Investments (Details)	Dec. 31, 2012	Dec. 31, 2011
Basell Orlen Polyolefins Sp. Z.o.o. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	50.00%	50.00%
PolyPacific Pty. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	50.00%	50.00%
SunAllomer Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	50.00%	50.00%
Saudi Polyolefins Company [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	25.00%	25.00%
Saudi Ethylene & Polyethylene Company Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	25.00%	25.00%
Al-Waha Petrochemicals Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	20.95%	20.95%
Polymirae Co. Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	42.59%	42.59%
HMC Polymers Company Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	28.56%	28.56%
Indelpro S.A. de C.V. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	49.00%	49.00%
Ningbo ZRCC Lyondell Chemical Co. Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	26.65%	26.65%
Ningbo ZRCC Lyondell Chemical Marketing Co. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	50.00%	50.00%
Nihon Oxirane Company [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	40.00%	40.00%
NOC Asia Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	40.00%	40.00%
Geosel [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in hundredths)	27.00%	27.00%

Equity Investments, Changes in equity investments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Changes in equity investments [Abstract]
Beginning balance				$ 1,559				$ 1,587	$ 1,559	$ 1,587
Income from equity investments	38	32	27	46	33	52	73	58	143	216
Dividends received, gross									(147)	(208)
Contributions to joint ventures									8	0
Currency exchange effects									11	(21)
Other									9	(15)
Ending Balance	1,583				1,559				1,583	1,559
Al-Waha Petrochemicals Ltd. [Member]
Other disclosures [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (in hundredths)	16.21%								16.21%
Amount of initial investment by minority in consolidated subsidiary	18								18
Description of the price of the call option									The price of the call option is the nominal value of the shares (initial $18 million investment) plus accrued interest based on LIBOR plus 40 basis points, less paid dividends.
Description of the price of the put option									The price of the put option is €1 plus the minority shareholder’s undistributed pro-rata earnings.
Redeemable noncontrolling interest	$ 21				$ 21				$ 21	$ 21

Equity Investments, Balance sheet (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity method investment summarized financial information assets and liabilities [Abstract]
Net assets	$ 1,523
Total Share [Member]
Equity method investment summarized financial information assets and liabilities [Abstract]
Current assets	3,923	3,969
Noncurrent assets	6,341	6,546
Total assets	10,264	10,515
Current liabilities	2,973	2,760
Noncurrent liabilities	2,205	2,583
Net assets	5,086	5,172
Company Share [Member]
Equity method investment summarized financial information assets and liabilities [Abstract]
Current assets	1,387	1,380
Noncurrent assets	1,781	1,811
Total assets	3,168	3,191
Current liabilities	1,030	967
Noncurrent liabilities	615	727
Net assets	$ 1,523	$ 1,497

Equity Investments, Income Statement (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Total Share [Member]	Dec. 31, 2011 Total Share [Member]	Dec. 31, 2012 Company Share [Member]	Dec. 31, 2011 Company Share [Member]	Dec. 31, 2010 Successor [Member] Total Share [Member]	Dec. 31, 2012 Successor [Member] Total Share [Member]	Dec. 31, 2011 Successor [Member] Total Share [Member]	Dec. 31, 2010 Successor [Member] Company Share [Member]	Dec. 31, 2012 Successor [Member] Company Share [Member]	Dec. 31, 2011 Successor [Member] Company Share [Member]	Apr. 30, 2010 Predecessor [Member] Total Share [Member]	Apr. 30, 2010 Predecessor [Member] Company Share [Member]
Equity method investment summarized financial information income statement [Abstract]
Revenues								$ 6,249	$ 10,961	$ 14,960	$ 2,248	$ 3,650	$ 4,915	$ 3,127	$ 989
Cost of sales								(5,622)	(9,916)	(13,335)	(2,042)	(3,328)	(4,441)	(2,699)	(869)
Gross profit								627	1,045	1,625	206	322	474	428	120
Net operating expenses								(169)	(258)	(375)	(55)	(91)	(131)	(82)	(29)
Operating income								458	787	1,250	151	231	343	346	91
Interest income								4	6	12	2	3	4	2	1
Interest expense								(151)	(306)	(260)	(43)	(76)	(71)	(43)	(13)
Foreign currency translation								5	74	(6)	(1)	21	(6)	83	24
Income (loss) from equity investments								(2)	(9)	3	(3)	(2)	1	3	2
Income before income taxes								314	552	999	106	177	271	391	105
Provision for income taxes								(43)	(101)	(201)	(20)	(34)	(55)	(67)	(21)
Net income								271	451	798	86	143	216	324	84
Equity investments, other disclosures [Abstract]
Carrying value of equity investments	1,583	1,559	1,587
Net Assets	$ 1,523			$ 5,086	$ 5,172	$ 1,523	$ 1,497

Prepaid Expenses and Other Current Assets and Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses and other current assets [Abstract]
VAT receivables	$ 202	$ 376
Income taxes	85	372
Advances to suppliers	67	90
Prepaid insurance	51	46
Deferred tax assets	46	29
Taxes other than income taxes	18	11
Other	101	116
Total prepaid expenses and other current assets	570	1,040
Components of other assets [Abstract]
Debt issuance costs	98	102
Company-owned life insurance	55	54
Pension assets	15	47
Deferred tax assets	44	20
Other	34	43
Total other assets	$ 246	$ 266

Accrued Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued liabilities current [Abstract]
Payroll and benefits	$ 437	$ 351
Taxes other than income taxes	201	211
Interest	51	119
Product sales rebates	221	220
Warrants	1	19
Income taxes	37	36
Priority and administrative claims	15	17
Deferred revenues	34	41
Restructuring	66	79
Other	94	149
Total accrued liabilities	$ 1,157	$ 1,242

Debt, Long-term debt (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Senior Notes due 2017, $2,250 million, 8.0% [Member] USD ($)	Dec. 31, 2011 Senior Notes due 2017, $2,250 million, 8.0% [Member] USD ($)	Dec. 31, 2012 Senior Notes due 2017, Euro 375 million, 8.0% [Member] USD ($)	Dec. 31, 2012 Senior Notes due 2017, Euro 375 million, 8.0% [Member] EUR (€)	Dec. 31, 2011 Senior Notes due 2017, Euro 375 million, 8.0% [Member] USD ($)	Dec. 31, 2011 Senior Notes due 2017, Euro 375 million, 8.0% [Member] EUR (€)	Dec. 31, 2012 Senior Notes due 2018, $3,240 million, 11.0% [Member] USD ($)	Dec. 31, 2011 Senior Notes due 2018, $3,240 million, 11.0% [Member] USD ($)	Dec. 31, 2012 Senior Notes due 2019, $2,000 million, 5.0% [Member] USD ($)	Dec. 31, 2011 Senior Notes due 2019, $2,000 million, 5.0% [Member] USD ($)	Dec. 31, 2012 Senior Notes due 2021, $1,000 million, 6.0% [Member] USD ($)	Dec. 31, 2011 Senior Notes due 2021, $1,000 million, 6.0% [Member] USD ($)	Dec. 31, 2012 Senior Notes due 2024, $1,000 million, 5.75% [Member] USD ($)	Dec. 31, 2011 Senior Notes due 2024, $1,000 million, 5.75% [Member] USD ($)	Dec. 31, 2012 Guaranteed Notes due 2027, $300 million, 8.1% [Member] USD ($)	Dec. 31, 2011 Guaranteed Notes due 2027, $300 million, 8.1% [Member] USD ($)	Dec. 31, 2012 Other long-term debt [Member] USD ($)	Dec. 31, 2011 Other long-term debt [Member] USD ($)	Dec. 31, 2012 Total long-term debt including current maturities [Member] USD ($)	Dec. 31, 2011 Total long-term debt including current maturities [Member] USD ($)	Dec. 31, 2012 Current maturities [Member] USD ($)	Dec. 31, 2011 Current maturities [Member] USD ($)	Dec. 31, 2012 Total long-term debt [Member] USD ($)	Dec. 31, 2011 Total long-term debt [Member] USD ($)
Long-term debt [Line items]
Maturity year			2017	2017	2017	2017	2017	2017	2018	2018	2019	2019	2021	2021	2024	2024	2027	2027
Face amount			$ 2,250	$ 2,250		€ 375		€ 375	$ 3,240	$ 3,240	$ 2,000	$ 2,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 300	$ 300
Stated Interest rate (in hundredths)			8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	11.00%	11.00%	5.00%	5.00%	6.00%	6.00%	5.75%	5.75%	8.10%	8.10%
Long-term debt			0	619	0		134		0	1,922	2,000	0	1,000	1,000	1,000	0	300	300	5	9	4,305	3,984
Long-term debt, current portion	(1)	(4)																					(1)	(4)
Long-term debt, noncurrent portion	$ 4,304	$ 3,980																							$ 4,304	$ 3,980

Debt, Short term debt (Details) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 $2,000 million Senior Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 $2,000 million Senior Secured Asset-Based Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 $1,000 million U.S. Receivables Securitization Facility [Member] USD ($)	Dec. 31, 2011 $1,000 million U.S. Receivables Securitization Facility [Member] USD ($)	Dec. 31, 2012 Euro 450 million European Receivables Securitization Facility [Member] USD ($)	Dec. 31, 2012 Euro 450 million European Receivables Securitization Facility [Member] EUR (€)	Dec. 31, 2011 Euro 450 million European Receivables Securitization Facility [Member] USD ($)	Dec. 31, 2011 Euro 450 million European Receivables Securitization Facility [Member] EUR (€)	Dec. 31, 2012 Financial payables to equity investees [Member] USD ($)	Dec. 31, 2011 Financial payables to equity investees [Member] USD ($)	Dec. 31, 2012 Other short-term debt [Member] USD ($)	Dec. 31, 2011 Other short-term debt [Member] USD ($)	Dec. 31, 2012 Total short-term debt [Member] USD ($)	Dec. 31, 2011 Total short-term debt [Member] USD ($)
Short-term debt [Line Items]
Maximum borrowing capacity on line of credit			$ 2,000	$ 2,000	$ 1,000	$ 1,000		€ 450		€ 450
Short-term debt	$ 95	$ 48	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0		$ 9	$ 10	$ 86	$ 38	$ 95	$ 48

Debt, Description of debt (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior Notes due 2017, 8.0% [Member]	Dec. 31, 2012 Senior Notes due 2018, $3,240 million, 11.0% [Member]	Dec. 31, 2012 Senior Notes due 2017 and 2018 [Member]	Dec. 31, 2012 Senior Notes due 2019, $2,000 million, 5.0% [Member]	Dec. 31, 2012 Senior Notes due 2024, $1,000 million, 5.75% [Member]	Dec. 31, 2012 Senior Notes due 2021, $1,000 million, 6.0% [Member]	Dec. 31, 2012 Senior Revolving Credit Facility [Member]	Dec. 31, 2012 ABLCredit Facility [Member]	Dec. 31, 2012 U.S. Receivables Securitization Facility [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Apr. 30, 2010 Predecessor [Member]
Aggregate maturities of debt during the next five years and thereafter [Abstract]
2013	$ 96,000,000
2014	1,000,000
2015	1,000,000
2016	1,000,000
2017	1,000,000
Aggregate maturities of debt after 2017	4,300,000,000
Long-term debt disclosures [Abstract]
Issuance date						April 2012	April 2012	November 2011
Interest rate (in hundredths)			8.00%	11.00%		5.00%	5.75%	6.00%
Repayments of debt			755,000,000	1,921,000,000	2,676,000,000
Premiums					294,000,000
Capitalized unamortized debt issuance costs written off					18,000,000					17,000,000		18,000,000	34,000,000	31,000,000	0
Guarantees release date						June 15, 2012	June 15, 2012	June 15, 2012
Face Value						2,000,000,000	1,000,000,000	1,000,000,000
Maturity year						2019	2024	2021
Issuance price ratio (in hundredths)						100.00%	100.00%
Issuance of long-term debt												0	3,000,000,000	1,000,000,000	3,242,000,000
Aggregate amount of special dividends paid								2,600,000,000
Dividend declared for shareholders of record, date								Nov 25, 2011
Short-term debt disclosures [Abstract]
Agreement date									May 2012		September 2012
Borrowing capacity description									The facility may be used for dollar and euro denominated borrowings and includes supporting up to $700 million of dollar and euro denominated letters of credit.
Maximum borrowing capacity									2,000,000,000		1,000,000,000
Maximum borrowing capacity after allowed future increases									2,500,000,000
Current availability under facility									1,949,000,000		916,000,000
Terms of debt covenants									In addition, we are required to maintain a specified interest coverage ratio of 3.00 to 1.00 or more and a consolidated leverage ratio of 3.50 to 1.00 or less as of the last day of each fiscal quarter.		We are required to maintain a leverage ratio at the end of every fiscal quarter of 3.50 to 1.00 or less for the period covering the most recent four quarters. Performance obligations under the facility are guaranteed by our parent company.
Outstanding letters of credit									48,000,000
Maximum allowed letters of credit											200,000,000
Amortization of debt issuance costs												$ 41,000,000	$ 58,000,000	$ 61,000,000	$ 307,000,000
Weighted average interest rate	3.30%	3.90%

Lease Commitments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating leases future minimum payments due [Abstract]
2013	$ 256
2014	220
2015	178
2016	111
2017	88
Thereafter	227
Total minimum lease payments	1,080
Operating leases rent expense, net [Abstract]
Operating leases rent expense, net	$ 280	$ 278	$ 264

Derivative Financial Instruments, Settled commodity contracts (Details) (Commodity Futures Contract [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative instruments gain (loss) [Line Items]
Gain (loss) recognized in income	$ (22)	$ 14
Gasoline [Member]
Derivative instruments gain (loss) [Line Items]
Gain (loss) recognized in income	(6)	20
Volumes settled (in gallons)	514,000,000	546,000,000
Heating oil [Member]
Derivative instruments gain (loss) [Line Items]
Gain (loss) recognized in income	9	3
Volumes settled (in gallons)	650,000,000	609,000,000
Butane [Member]
Derivative instruments gain (loss) [Line Items]
Gain (loss) recognized in income	(6)	(3)
Volumes settled (in gallons)	123,000,000	23,000,000
Crude oil [Member]
Derivative instruments gain (loss) [Line Items]
Gain (loss) recognized in income	$ (19)	$ (6)
Volumes settled (in gallons)	557,000,000	197,000,000

Derivative Financial Instruments, Open commodity contracts (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives fair value [Line Items]
Fair value	$ (1)	$ 12
Notional value	229	110
Open commodity contract [Member] | Gasoline [Member]
Derivatives fair value [Line Items]
Fair value	(7)	12
Notional value	56	34
Notional volumes (in gallons)	20,000,000	12,000,000
Maturity date, range start	January 2013	January 2012
Maturity date, range end	February 2013	February 2012
Open commodity contract [Member] | Heating oil [Member]
Derivatives fair value [Line Items]
Fair value	0	1
Notional value	38	54
Notional volumes (in gallons)	13,000,000	19,000,000
Maturity date, range end	January 2013	January 2012
Open commodity contract [Member] | Butane [Member]
Derivatives fair value [Line Items]
Fair value	5	(1)
Notional value	25	22
Notional volumes (in gallons)	14,000,000	12,000,000
Maturity date, range start	January 2013	January 2012
Maturity date, range end	February 2013	February 2012
Open commodity contract [Member] | Crude oil [Member]
Derivatives fair value [Line Items]
Fair value	1
Notional value	$ 110
Notional volumes (in gallons)	47,000,000
Maturity date, range start	February 2013
Maturity date, range end	March 2013

Derivative Financial Instruments, Foreign currency rates and Warrants (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Foreign currency rates [Member] Not designated as hedging instrument [Member]	Dec. 31, 2011 Successor [Member] Foreign currency rates [Member] Not designated as hedging instrument [Member]	Dec. 31, 2012 Successor [Member] Warrants [Member] Not designated as hedging instrument [Member]	Dec. 31, 2011 Successor [Member] Warrants [Member] Not designated as hedging instrument [Member]	Apr. 30, 2010 Predecessor [Member]	Apr. 30, 2010 Predecessor [Member] Interest rates [Member] Designated as hedging instrument [Member]
Derivative [Line Items]
Notional amounts value	$ 229	$ 110				$ 964					$ 2,350
Derivative, maturity date						January 2013 through March 2013
The amount of net receivable or (payables) as a result of the change in fair value based on quoted market exchange rates at period end.						8	(12)
Foreign currency gain (loss)			18	(21)	(17)					(258)
Derivative liability											201
Date discharged pursuant to the provisions of the Plan of Reorganization											Apr 30, 2010
The amount of gains (losses) transferred from accumulated other comprehensive income into earnings											$153 million of unamortized loss was released from AOCI and recognized in Interest expense in the Consolidated Statements of Income
Number of ordinary shares that there are warrants to purchase (in shares)								20,580	1,000,223
Exercise price per ordinary share issued and outstanding (in dollars per share)								$ 13.06	$ 13.77
Date exercise price of warrants was adjusted								November 19, 2012
Dividend payment date								Dec 11, 2012
Fair value of warrants granted								$ 1	$ 19

Derivative Financial Instruments, Summary of derivative financial instruments outstanding measured at fair value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative assets (liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Notional value, Assets	$ 1,157	$ 88
Notional value, Liabilities	94	762
Fair value, asset derivatives	19	13
Fair value, liability derivatives	8	32
Commodities [Member] | Prepaid expenses and other current assets [Member]
Derivative assets (liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Notional value, Assets	134	88
Fair value, asset derivatives	6	13
Commodities [Member] | Accrued liabilities [Member]
Derivative assets (liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Notional value, Liabilities	94	22
Fair value, liability derivatives	7	1
Warrants [Member] | Accrued liabilities [Member]
Derivative assets (liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Notional value, Liabilities	0	14
Fair value, liability derivatives	1	19
Emedded derivatives [Member] | Prepaid expenses and other current assets [Member]
Derivative assets (liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Notional value, Assets	59	0
Fair value, asset derivatives	5	0
Foreign currency [Member] | Prepaid expenses and other current assets [Member]
Derivative assets (liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Notional value, Assets	964	0
Fair value, asset derivatives	8	0
Foreign currency [Member] | Accrued liabilities [Member]
Derivative assets (liabilities), at Fair Value, Net, by Balance Sheet Classification [Abstract]
Notional value, Liabilities	0	726
Fair value, liability derivatives	$ 0	$ 12

Derivative Financial Instruments, Pretax effect of derivative instruments charged directly to income (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended			8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2012 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2011 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member]	Dec. 31, 2010 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Commodities [Member] Cost of Sales [Member]	Dec. 31, 2012 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Commodities [Member] Cost of Sales [Member]	Dec. 31, 2011 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Commodities [Member] Cost of Sales [Member]	Dec. 31, 2010 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Warrants [Member] Other Income (Expense), Net [Member]	Dec. 31, 2012 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Warrants [Member] Other Income (Expense), Net [Member]	Dec. 31, 2011 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Warrants [Member] Other Income (Expense), Net [Member]	Dec. 31, 2012 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Emedded derivatives [Member] Cost of Sales [Member]	Dec. 31, 2010 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Foreign currency [Member] Other Income (Expense), Net [Member]	Dec. 31, 2012 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Foreign currency [Member] Other Income (Expense), Net [Member]	Dec. 31, 2011 Successor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Foreign currency [Member] Other Income (Expense), Net [Member]	Apr. 30, 2010 Predecessor [Member] Derivatives [Member]	Apr. 30, 2010 Predecessor [Member] Derivatives [Member] Designated as hedging instrument [Member] Cash Flow Hedging [Member] Interest rate [Member] Interest Expense [Member]	Apr. 30, 2010 Predecessor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member]	Apr. 30, 2010 Predecessor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Commodities [Member] Cost of Sales [Member]	Apr. 30, 2010 Predecessor [Member] Derivatives [Member] Not Designated as Hedging Instrument [Member] Foreign currency [Member] Other Income (Expense), Net [Member]	Apr. 30, 2010 Predecessor [Member] Non-derivatives [Member] Designated as hedging instrument [Member]	Apr. 30, 2010 Predecessor [Member] Non-derivatives [Member] Designated as hedging instrument [Member] Net Investment Hedging [Member] 8.1% Guaranteed Notes due 2027 [Member]	Apr. 30, 2010 Predecessor [Member] Non-derivatives [Member] Designated as hedging instrument [Member] Net Investment Hedging [Member] 8.375% Senior Notes due 2015 [Member]
Derivative instruments gain (loss) [Line Items]
Gain (loss) recognized in AOCI	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (44)	$ (24)	$ (20)
Gain (loss) reclassified from AOCI to income	0	0	0	0	0	0	0	0	0	0	0	0	0	(17)	(17)	0	0	0	0	0	0
Additional gain (loss) recognized in income	$ (105)	$ 36	$ (18)	$ 11	$ (23)	$ 26	$ (114)	$ (11)	$ (37)	$ 5	$ (2)	$ 65	$ (7)	$ 14	$ 0	$ 14	$ 6	$ 8	$ 0	$ 0	$ 0
Stated percentage rate (in hundredths)																				8.10%	8.38%
Maturity date																				2027	2015

Fair Value Measurement (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	$ 19	$ 13
Liabilities at fair value -	8	32
Fair Value [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	19	13
Liabilities at fair value -	8	32
Level 1 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	1	13
Liabilities at fair value -	7	0
Level 2 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	18	0
Liabilities at fair value -	1	32
Level 3 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	0	0
Liabilities at fair value -	0	0
Commodities [Member] | Fair Value [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	6	13
Liabilities at fair value -	7	1
Commodities [Member] | Level 1 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	1	13
Liabilities at fair value -	7	0
Commodities [Member] | Level 2 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	5	0
Liabilities at fair value -	0	1
Commodities [Member] | Level 3 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	0	0
Liabilities at fair value -	0	0
Emedded derivatives [Member] | Fair Value [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	5
Emedded derivatives [Member] | Level 1 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	0
Emedded derivatives [Member] | Level 2 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	5
Emedded derivatives [Member] | Level 3 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	0
Warrants [Member] | Fair Value [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Liabilities at fair value -	1	19
Warrants [Member] | Level 1 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Liabilities at fair value -	0	0
Warrants [Member] | Level 2 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Liabilities at fair value -	1	19
Warrants [Member] | Level 3 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Liabilities at fair value -	0	0
Foreign currency [Member] | Fair Value [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	8
Liabilities at fair value -		12
Foreign currency [Member] | Level 1 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	0
Liabilities at fair value -		0
Foreign currency [Member] | Level 2 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	8
Liabilities at fair value -		12
Foreign currency [Member] | Level 3 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	0
Liabilities at fair value -		$ 0

Fair Value Measurement, Fair value liabilities measured on a recurring basis, Level 1 and Level 2 input reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Level 1 [Member]
Reconciliation of beginning and ending balances of significant transfers [Rollforward]
Balance, Beginning	$ 215
Purchases, sales, issuances, and settlements	(49)
Transfers in and/or out of Levels 1 and 2	(225)
Total gains or losses (realized/unrealized)	59
Balance, Ending	0
Level 2 [Member]
Reconciliation of beginning and ending balances of significant transfers [Rollforward]
Balance, Beginning	0
Purchases, sales, issuances, and settlements	(184)
Transfers in and/or out of Levels 1 and 2	225
Total gains or losses (realized/unrealized)	(22)
Balance, Ending	$ 19

Fair Value Measurement, Fair value assets and liabilities measured on a recurring and nonrecurring basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Short-term debt, carrying value	$ 95	$ 48
Long-term debt, carrying value	4,300	3,978
Short-term and long-term debt, including current maturities, carrying value	4,395	4,026
Fair Value [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Short-term debt, fair value	95	48
Long-term debt, fair value	4,935	4,246
Short-term and long-term debt, including current maturities, fair value	5,030	4,294
Level 1 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Short-term debt, fair value	0	0
Long-term debt, fair value	0	0
Short-term and long-term debt, including current maturities, fair value	0	0
Level 2 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Short-term debt, fair value	74	10
Long-term debt, fair value	4,935	4,243
Short-term and long-term debt, including current maturities, fair value	5,009	4,253
Level 3 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Short-term debt, fair value	21	38
Long-term debt, fair value	0	3
Short-term and long-term debt, including current maturities, fair value	$ 21	$ 41

Pension and Other Postretirement Benefits, General information regarding various existing and terminated plans (Details) (Pension Plan [Member])	Dec. 31, 2012
US Plans [Member]
Defined Benefit Plan Actual Return on Plan Assets [Abstract]
Actual return on plan assets (in hundredths)	12.82%
Non-US Plans [Member]
Defined Benefit Plan Actual Return on Plan Assets [Abstract]
Actual return on plan assets (in hundredths)	7.63%

Pension and Other Postretirement Benefits, Pension Changes In PBO and Plan Assets (Details) (Pension Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
US Plans [Member]
Change in benefit obligation: [Roll Forward]
Benefit obligation, beginning of period	$ 2,067	$ 1,834
Service cost	41	40
Interest cost	80	91
Actuarial loss (gain)	87	239
Plan amendments	0	0
Benefits paid	(119)	(106)
Participant contributions	0	0
Settlement	0	(31)
Curtailment	0	0
Foreign exchange effects	0	0
Net transfer out (including the effect of any business combinations/divestitures)	0	0
Benefit obligation, end of period	2,156	2,067
Change in plan assets: [Roll Forward]
Fair value of plan assets, beginning of period	1,527	1,210
Actual return on plan assets	182	(18)
Company contributions	108	472
Benefits paid	(119)	(106)
Participant contributions	0	0
Foreign exchange effects	0	0
Settlement	0	(31)
Fair value of plan assets, end of period	1,698	1,527
Funded status of continuing operations [Abstract]
Funded status of continuing operations, end of period	(458)	(540)
Non-US Plans [Member]
Change in benefit obligation: [Roll Forward]
Benefit obligation, beginning of period	1,093	1,099
Service cost	24	29
Interest cost	51	56
Actuarial loss (gain)	145	(21)
Plan amendments	(8)	14
Benefits paid	(44)	(54)
Participant contributions	3	3
Settlement	0	0
Curtailment	(4)	(1)
Foreign exchange effects	28	(31)
Net transfer out (including the effect of any business combinations/divestitures)	0	(1)
Benefit obligation, end of period	1,288	1,093
Change in plan assets: [Roll Forward]
Fair value of plan assets, beginning of period	554	550
Actual return on plan assets	26	16
Company contributions	72	54
Benefits paid	(44)	(54)
Participant contributions	3	3
Foreign exchange effects	14	(15)
Settlement	0	0
Fair value of plan assets, end of period	625	554
Funded status of continuing operations [Abstract]
Funded status of continuing operations, end of period	$ (663)	$ (539)

Pension and Other Postretirement Benefits, Pension Amounts Recognized on the Balance Sheet and in Accumulated Other Comprehensive Income (Details) (Pension Plan [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial and investment loss (gain)	$ 537	$ 393	$ 37
Prior service cost (credit)	(10)	(21)	(10)
US Plans [Member]
Amounts recognized in the Consolidated Balance Sheets consist of: [Abstract]
Prepaid benefit cost	0	0
Accrued benefit liability, current	0	0
Accrued benefit liability, long-term	(458)	(540)
Funded status of continuing operations, end of period	(458)	(540)
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial and investment loss (gain)	431	433
Prior service cost (credit)	0	0
Balance at end of period	431	433
Non-US Plans [Member]
Amounts recognized in the Consolidated Balance Sheets consist of: [Abstract]
Prepaid benefit cost	15	47
Accrued benefit liability, current	(48)	(22)
Accrued benefit liability, long-term	(630)	(564)
Funded status of continuing operations, end of period	(663)	(539)
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial and investment loss (gain)	106	(40)
Prior service cost (credit)	10	21
Balance at end of period	$ 116	$ (19)

Pension and Other Postretirement Benefits, Pension Additional Information (Details) (Pension Plan [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
US Plans [Member]
Accumulated benefit obligation for defined benefit plans [Abstract]
Accumulated benefit obligation for defined benefit plans, period end	$ 2,126	$ 2,041
Pension plans with projected benefit obligation in excess of the fair value of assets [Abstract]
Projected benefit obligations	2,156	2,067
Fair value of assets	1,698	1,527
Pension plans with accumulated benefit obligations in excess of the fair value of assets [Abstract]
Accumulated benefit obligations	2,125	2,041
Fair value of assets	1,698	1,527
Non-US Plans [Member]
Accumulated benefit obligation for defined benefit plans [Abstract]
Accumulated benefit obligation for defined benefit plans, period end	1,172	1,016
Pension plans with projected benefit obligation in excess of the fair value of assets [Abstract]
Projected benefit obligations	987	846
Fair value of assets	309	259
Pension plans with accumulated benefit obligations in excess of the fair value of assets [Abstract]
Accumulated benefit obligations	779	720
Fair value of assets	$ 171	$ 162

Pension and Other Postretirement Benefits, Pension Periodic Costs (Details) (Pension Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended				4 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended
	Dec. 31, 2012 US Plans [Member]	Dec. 31, 2011 US Plans [Member]	Dec. 31, 2012 Non-US Plans [Member]	Dec. 31, 2011 Non-US Plans [Member]	Apr. 30, 2010 Predecessor [Member] US Plans [Member]	Apr. 30, 2010 Predecessor [Member] Non-US Plans [Member]	Dec. 31, 2010 Successor [Member] US Plans [Member]	Dec. 31, 2012 Successor [Member] US Plans [Member]	Dec. 31, 2011 Successor [Member] US Plans [Member]	Dec. 31, 2010 Successor [Member] Non-US Plans [Member]	Dec. 31, 2012 Successor [Member] Non-US Plans [Member]	Dec. 31, 2011 Successor [Member] Non-US Plans [Member]
Net periodic pension costs: [Abstract]
Service cost	$ 41	$ 40	$ 24	$ 29	$ 14	$ 9	$ 29	$ 44	$ 40	$ 19	$ 26	$ 29
Interest cost	80	91	51	56	31	17	62	80	91	34	51	56
Actual return on plan assets	182	(18)	26	16	(55)	(25)	(95)	(182)	18	(23)	(26)	(16)
Less - return in excess of (less than) expected return					24	15	35	63	(123)	3	(1)	(18)
Expected return on plan assets					(31)	(10)	(60)	(119)	(105)	(20)	(27)	(34)
Settlement and curtailment (gain) loss					0	(1)	2	0	6	0	(4)	(3)
Prior service cost (benefit) amortization					(4)	0	0	0	0	0	2	3
Actuarial and investment (gain) loss amortization					8	1	0	23	0	0	(1)	0
Other						1				0	0	0
Net periodic benefit cost (benefit)					$ 18	$ 17	$ 33	$ 28	$ 32	$ 33	$ 47	$ 51

Pension and Other Postretirement Benefits, Pension Actual and Target Asset Allocations (Details) (Pension Plan [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
US Plans [Member] | United States [Member] | Equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	58.00%	58.00%
Target asset allocation (in hundredths)	55.00%	55.00%
US Plans [Member] | United States [Member] | Fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	33.00%	35.00%
Target asset allocation (in hundredths)	30.00%	30.00%
US Plans [Member] | United States [Member] | Alternatives [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	9.00%	7.00%
Target asset allocation (in hundredths)	15.00%	15.00%
Non-US Plans [Member] | Canada [Member] | Equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	61.00%	61.00%
Target asset allocation (in hundredths)	60.00%	60.00%
Non-US Plans [Member] | Canada [Member] | Fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	39.00%	39.00%
Target asset allocation (in hundredths)	40.00%	40.00%
Non-US Plans [Member] | United Kingdom - Lyondell Chemical Plans [Member] | Equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	47.00%	48.00%
Target asset allocation (in hundredths)	50.00%	50.00%
Non-US Plans [Member] | United Kingdom - Lyondell Chemical Plans [Member] | Fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	53.00%	52.00%
Target asset allocation (in hundredths)	50.00%	50.00%
Non-US Plans [Member] | United Kingdom - Basell Plans [Member] | Equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	59.00%	58.00%
Target asset allocation (in hundredths)	60.00%	60.00%
Non-US Plans [Member] | United Kingdom - Basell Plans [Member] | Fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	41.00%	42.00%
Target asset allocation (in hundredths)	40.00%	40.00%
Non-US Plans [Member] | Netherlands - Lyondell Chemical Plans [Member] | Equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	0.00%	18.00%
Target asset allocation (in hundredths)	0.00%	50.00%
Non-US Plans [Member] | Netherlands - Lyondell Chemical Plans [Member] | Fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	100.00%	82.00%
Target asset allocation (in hundredths)	100.00%	50.00%
Non-US Plans [Member] | Netherlands - Basell Plans [Member] | Equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	7.00%	10.00%
Target asset allocation (in hundredths)	18.00%	18.00%
Non-US Plans [Member] | Netherlands - Basell Plans [Member] | Fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	93.00%	90.00%
Target asset allocation (in hundredths)	82.00%	82.00%

Pension and Other Postretirement Benefits, Pension Contributions in the Next Twelve Months (Details) (Pension Plan [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
US Plans [Member]
Contributions to the various plans in the next twelve months [Abstract]
Defined benefit plans	$ 99
Multi-employer plans	0
Total estimated future employer contributions in next fiscal year for defined benefit plans and multi-employer plans	99
Non-US Plans [Member]
Contributions to the various plans in the next twelve months [Abstract]
Defined benefit plans	101
Multi-employer plans	8
Total estimated future employer contributions in next fiscal year for defined benefit plans and multi-employer plans	$ 109

Pension and Other Postretirement Benefits, Pension Future Expected Benefit Payments (Details) (Pension Plan [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
US Plans [Member]
Future expected benefit payments by our plans which reflect expected future service [Abstract]
2013	$ 128
2014	131
2015	138
2016	134
2017	144
2018 through 2022	750
Non-US Plans [Member]
Future expected benefit payments by our plans which reflect expected future service [Abstract]
2013	76
2014	64
2015	66
2016	63
2017	65
2018 through 2022	$ 331

Pension and Other Postretirement Benefits, Pension Weighted Average Assumptions (Details) (Pension Plan [Member])	Dec. 31, 2012 US Plans [Member]	Dec. 31, 2011 US Plans [Member]	Dec. 31, 2012 Non-US Plans [Member]	Dec. 31, 2011 Non-US Plans [Member]	Dec. 31, 2010 Successor [Member] US Plans [Member]	Dec. 31, 2012 Successor [Member] US Plans [Member]	Dec. 31, 2011 Successor [Member] US Plans [Member]	Dec. 31, 2010 Successor [Member] Non-US Plans [Member]	Dec. 31, 2012 Successor [Member] Non-US Plans [Member]	Dec. 31, 2011 Successor [Member] Non-US Plans [Member]	Apr. 30, 2010 Predecessor [Member] US Plans [Member]	Apr. 30, 2010 Predecessor [Member] Non-US Plans [Member]
Weighted average assumptions used in determining the net benefit liabilities [Abstract]
Discount rate (in hundredths)	3.82%	4.07%	3.63%	4.83%
Rate of compensation increase (in hundredths)	4.00%	4.00%	3.12%	3.17%
Weighted average assumptions used in determining net benefit costs [Abstract]
Discount rate (in hundredths)					5.68%	4.07%	5.18%	4.82%	4.83%	4.97%	5.75%	5.50%
Expected return on plan assets (in hundredths)					8.00%	8.00%	8.00%	6.24%	4.84%	6.21%	8.00%	6.52%
Rate of compensation increase (in hundredths)					4.00%	4.00%	4.00%	3.26%	3.17%	3.27%	4.00%	3.08%

Pension and Other Postretirement Benefits, Pension Fair Value of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	$ 1,759		$ 1,533
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Common and Preferred Stock [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	411		335
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Common and Preferred Stock [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	119		20
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Fixed Income Securities [Member] | Corporate bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	133		127
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Fixed Income Securities [Member] | Mortgage-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	17		15
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Fixed Income Securities [Member] | Municipal bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	7		6
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Fixed Income Securities [Member] | Foreign government issued bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	5		10
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Fixed Income Securities [Member] | Asset-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	2		3
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Commingled Funds [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	109	[1]	130
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Commingled Funds [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	380	[1]	397
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	198		185
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Real Estate [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	59		50
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Hedge Funds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	73		40
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Private Equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	10
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Convertible Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	1		1
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | US Government Securities [Member] | Agency securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	102		42
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | US Government Securities [Member] | US Treasury securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	68		58
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	44		93
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | John Hancock GACs [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	6		5
US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Metropolitan Life Insurance GIC [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	15		16
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	642		1,033
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Common and Preferred Stock [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	411		335
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Common and Preferred Stock [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	119		20
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Fixed Income Securities [Member] | Corporate bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Fixed Income Securities [Member] | Mortgage-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Fixed Income Securities [Member] | Municipal bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Fixed Income Securities [Member] | Foreign government issued bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Fixed Income Securities [Member] | Asset-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Commingled Funds [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]	130
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Commingled Funds [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]	397
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Real Estate [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Hedge Funds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Private Equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Convertible Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | US Government Securities [Member] | Agency securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | US Government Securities [Member] | US Treasury securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	68		58
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	44		93
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | John Hancock GACs [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Metropolitan Life Insurance GIC [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	954		389
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Common and Preferred Stock [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Common and Preferred Stock [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Fixed Income Securities [Member] | Corporate bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	133		127
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Fixed Income Securities [Member] | Mortgage-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	17		15
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Fixed Income Securities [Member] | Municipal bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	7		6
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Fixed Income Securities [Member] | Foreign government issued bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	5		10
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Fixed Income Securities [Member] | Asset-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	2		3
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Commingled Funds [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	109	[1]	0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Commingled Funds [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	380	[1]	0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	198		185
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Real Estate [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Hedge Funds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Private Equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Convertible Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	1		1
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | US Government Securities [Member] | Agency securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	102		42
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | US Government Securities [Member] | US Treasury securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | John Hancock GACs [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Metropolitan Life Insurance GIC [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	163		111
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Common and Preferred Stock [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Common and Preferred Stock [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Fixed Income Securities [Member] | Corporate bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Fixed Income Securities [Member] | Mortgage-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Fixed Income Securities [Member] | Municipal bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Fixed Income Securities [Member] | Foreign government issued bonds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Fixed Income Securities [Member] | Asset-backed securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Commingled Funds [Member] | Domestic [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]	0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Commingled Funds [Member] | International [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]	0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Real Estate [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	59		50
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Hedge Funds [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	73		40
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Private Equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	10
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Convertible Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | US Government Securities [Member] | Agency securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | US Government Securities [Member] | US Treasury securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | John Hancock GACs [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	6		5
US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Metropolitan Life Insurance GIC [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	15		16
Non-US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	622		554
Non-US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Common and Preferred Stock [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	3		190
Non-US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Fixed Income Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	308		351
Non-US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Commingled Funds [Member] | Domestic equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	31	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Commingled Funds [Member] | International equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	128	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	144
Non-US Plans Basis of Fair Value Measurement [Member] | Fair Value [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	8		13
Non-US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	11		203
Non-US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Common and Preferred Stock [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	3		190
Non-US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Fixed Income Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Commingled Funds [Member] | Domestic equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Commingled Funds [Member] | International equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	8		13
Non-US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	611		351
Non-US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Common and Preferred Stock [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Fixed Income Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	308		351
Non-US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Commingled Funds [Member] | Domestic equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	31	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Commingled Funds [Member] | International equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	128	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	144
Non-US Plans Basis of Fair Value Measurement [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Common and Preferred Stock [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Fixed Income Securities [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0		0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Commingled Funds [Member] | Domestic equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Commingled Funds [Member] | International equity [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0	[1]
Non-US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	0
Non-US Plans Basis of Fair Value Measurement [Member] | Level 3 [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Fair value of plan assets	$ 0		$ 0

[1]	In 2012, we reclassified our commingled funds to conform with a presentation that considers the unit value of the commingled fund as a level 2 input.�� However, the fair value of the securities owned by the funds is based on observable quoted prices on active exchanges, which are level 1 inputs.

Pension and Other Postretirement Benefits, Pension Changes in Fair Value of Plan Assets (Details) (US Plans Basis of Fair Value Measurement [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Level 3 [Member]	Dec. 31, 2011 Level 3 [Member]	Dec. 31, 2012 Level 3 [Member] Real Estate [Member]	Dec. 31, 2011 Level 3 [Member] Real Estate [Member]	Dec. 31, 2012 Level 3 [Member] Hedge Funds [Member]	Dec. 31, 2011 Level 3 [Member] Hedge Funds [Member]	Dec. 31, 2012 Level 3 [Member] Private Equity [Member]	Dec. 31, 2012 Level 3 [Member] Metropolitan Life Insurance GIC [Member]	Dec. 31, 2011 Level 3 [Member] Metropolitan Life Insurance GIC [Member]	Dec. 31, 2012 Level 3 [Member] John Hancock GACs [Member]	Dec. 31, 2011 Level 3 [Member] John Hancock GACs [Member]	Dec. 31, 2012 Pension Plan [Member]	Dec. 31, 2011 Pension Plan [Member]	Dec. 31, 2010 Pension Plan [Member]	Dec. 31, 2012 Pension Plan [Member] Level 3 [Member]	Dec. 31, 2011 Pension Plan [Member] Level 3 [Member]	Dec. 31, 2012 Pension Plan [Member] Level 3 [Member] Real Estate [Member]	Dec. 31, 2011 Pension Plan [Member] Level 3 [Member] Real Estate [Member]	Dec. 31, 2012 Pension Plan [Member] Level 3 [Member] Hedge Funds [Member]	Dec. 31, 2011 Pension Plan [Member] Level 3 [Member] Hedge Funds [Member]	Dec. 31, 2012 Pension Plan [Member] Level 3 [Member] Private Equity [Member]	Dec. 31, 2011 Pension Plan [Member] Level 3 [Member] Private Equity [Member]	Dec. 31, 2012 Pension Plan [Member] Level 3 [Member] Metropolitan Life Insurance GIC [Member]	Dec. 31, 2011 Pension Plan [Member] Level 3 [Member] Metropolitan Life Insurance GIC [Member]	Dec. 31, 2012 Pension Plan [Member] Level 3 [Member] John Hancock GACs [Member]	Dec. 31, 2011 Pension Plan [Member] Level 3 [Member] John Hancock GACs [Member]
Change in fair value of plan assets [Roll Forward]
Fair value of plan assets, beginning of period	$ 163	$ 111	$ 59	$ 50	$ 73	$ 40	$ 10	$ 15	$ 16	$ 6	$ 5	$ 1,698	$ 1,527	$ 1,210	$ 111	$ 65	$ 50	$ 42	$ 40	$ 0	$ 0	$ 0	$ 16	$ 18	$ 5	$ 5
Realized gain															3	3	2	2	0	0	0	0	0	1	1	0
Unrealized gain (loss) related to instruments still held at reporting date															3	2	4	6	0	(1)	0	0	(1)	(3)	0	0
Purchases, sales and settlements [Abstract]
Purchases															47	42	4	1	33	41	10	0	0	0	0	0
Sales															(1)	(1)	(1)	(1)	0	0	0	0	0	0	0	0
Fair value of plan assets, end of period	$ 163	$ 111	$ 59	$ 50	$ 73	$ 40	$ 10	$ 15	$ 16	$ 6	$ 5	$ 1,698	$ 1,527	$ 1,210	$ 163	$ 111	$ 59	$ 50	$ 73	$ 40	$ 10	$ 0	$ 15	$ 16	$ 6	$ 5

Pension and Other Postretirement Benefits, Pension Fair Value of Investments in Entities That Calculate Net Asset Value Per Share (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
US Plans [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	$ 829
Unfunded commitments	72
US Plans [Member] | Commingled Funds [Member] | Domestic [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	109
Unfunded commitments	0
Remaining life
Redemption frequency (if currently eligible)	daily, pending market condition
Trade to settlement terms, minimum range	1 day
Trade to settlement terms, maximum range	3 days
Redemption notice period	3 to 4 days
US Plans [Member] | Commingled Funds [Member] | International [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	380
Unfunded commitments	0
Remaining life
Redemption frequency (if currently eligible)	daily, pending market condition
Trade to settlement terms, minimum range	1 day
Trade to settlement terms, maximum range	3 days
Redemption notice period	3 days
US Plans [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	198
Unfunded commitments	0
Remaining life
Redemption frequency (if currently eligible)	daily, pending market condition
Trade to settlement terms, minimum range	1 day
Trade to settlement terms, maximum range	3 days
Redemption notice period	3 to 7 days
US Plans [Member] | Real Estate [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	59
Unfunded commitments	12
Remaining life	10 years
Redemption frequency (if currently eligible)	quarterly, pending market condition
Trade to settlement terms, minimum range	15 days
Trade to settlement terms, maximum range	25 days
Redemption notice period	45 to 90 days
US Plans [Member] | Hedge Funds [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	73
Unfunded commitments	0
Remaining life
Redemption frequency (if currently eligible)	monthly, pending market condition
Trade to settlement terms, minimum range	10 days
Trade to settlement terms, maximum range	30 days
Redemption notice period	20 to 90 days
US Plans [Member] | Private Equity [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	10
Unfunded commitments	60
Remaining life	10 years
Redemption frequency (if currently eligible)	quarterly, pending market condition
Trade to settlement terms, minimum range
Trade to settlement terms, maximum range
Redemption notice period	N/A
Non-US Plans [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	303
Unfunded commitments	0
Non-US Plans [Member] | Commingled Funds [Member] | Domestic [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	31
Unfunded commitments	0
Remaining life
Redemption frequency (if currently eligible)	1 to 7 days, daily, pending market condition
Trade to settlement terms, minimum range	1 day
Trade to settlement terms, maximum range	3 days
Redemption notice period	1 to 3 days
Non-US Plans [Member] | Commingled Funds [Member] | International [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	128
Unfunded commitments	0
Remaining life
Redemption frequency (if currently eligible)	1 to 7 days, daily, pending market condition
Trade to settlement terms, minimum range	1 day
Trade to settlement terms, maximum range	3 days
Redemption notice period	1 to 3 days
Non-US Plans [Member] | Commingled Funds [Member] | Fixed income [Member]
Fair value of investments in entities that calculate net asset value per share [Line Items]
Fair value of investments in entities that calculate net asset value per share	144
Unfunded commitments	$ 0
Remaining life
Redemption frequency (if currently eligible)	daily, pending market condition
Trade to settlement terms, minimum range	1 day
Trade to settlement terms, maximum range	3 days
Redemption notice period	3 days

Pension and Other Postretirement Benefits, Pension Multiemployer Plans (Details) (Pensionskasse der BASF WaG V. VaG [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pensionskasse der BASF WaG V. VaG [Member]
Multiemployer Plans [Line Items]
Plan contributions	$ 8	[1]	$ 7	[1]	$ 7	[1]
Multiemployer Plans, Plan Assets			7,287		7,850
Actuarial present value of accumulated plan benefits			7,423		7,383
Total contributions for all participating employers			$ 202		$ 203
Multiemployer Plans, Period Contributions, Significance of Contributions	false		false		false

[1]	The plan information for the Pensionskasse der BASF WaG V.VaG is not publicly available and the plan is not subject to a collective-bargaining agreement.�� The plan provides fixed, monthly retirement payments on the basis of the credits earned by the participating employees.�� To the extent that the plan is underfunded, the future contributions to the plan may increase and may be used to fund retirement benefits for employees related to other employers.�� The Pensionskasse der BASF WaG V.VaG���s financial statements for the years ended December 31, 2011 and 2010 indicated total assets of $7,287 million and $7,850 million, respectively; total actuarial present value of accumulated plan benefits of $7,423 million and $7,383 million, respectively; and total contributions for all participating employers of $202 million and $203 million, respectively.�� Our plan contributions did not exceed 5 percent of the total contributions in 2012, 2011, or 2010.

Pension and Other Postretirement Benefits, Other Postretirement Plan Changes In Benefit Obligation and Plan Assets (Details) (Other Postretirement Plan [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
US Plans [Member]
Change in benefit obligation: [Roll Forward]
Benefit obligation, beginning of period	$ 338	$ 310
Service cost	5	4
Interest cost	13	18
Plan amendments	0	(1)
Curtailment	0	0
Actuarial loss	17	27
Benefits paid	(29)	(30)
Medicare subsidies	0	1
Participant contributions	8	9
Foreign exchange effects	0	0
Benefit obligation, end of period	352	338
Change in plan assets: [Roll Forward]
Fair value of plan assets, beginning of period	0	0
Employer contributions	21	20
Participant contributions	8	9
Benefits paid	(29)	(30)
Medicare subsidies	0	1
Fair value of plan assets, end of period	0	0
Funded status of plan assets [Abstract]
Funded status of continuing operations, end of period	(352)	(338)
Non-US Plans [Member]
Change in benefit obligation: [Roll Forward]
Benefit obligation, beginning of period	26	22
Service cost	1	1
Interest cost	1	1
Plan amendments	0	0
Curtailment	(1)	0
Actuarial loss	12	3
Benefits paid	(1)	0
Medicare subsidies	0	0
Participant contributions	0	0
Foreign exchange effects	1	(1)
Benefit obligation, end of period	39	26
Change in plan assets: [Roll Forward]
Fair value of plan assets, beginning of period	0	0
Employer contributions	1	0
Participant contributions	0	0
Benefits paid	(1)	0
Medicare subsidies	0	0
Fair value of plan assets, end of period	0	0
Funded status of plan assets [Abstract]
Funded status of continuing operations, end of period	$ (39)	$ (26)

Pension and Other Postretirement Benefits, Other Postretirement Plan Amounts Recognized on the Balance Sheet and in Accumulated Other Comprehensive Income (Details) (Other Postretirement Plan [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial and investment loss	$ 72	$ 42	$ 16
Prior service cost (credit)	(1)	3	0
US Plans [Member]
Amounts recognized in the Consolidated Balance Sheets consist of: [Abstract]
Accrued benefit liability, current	(21)	(20)
Accrued benefit liability, long-term	(331)	(318)
Funded status of continuing operations, end of period	(352)	(338)
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial and investment loss	61	46
Prior service cost (credit)	(1)	(1)
Balance at end of period	60	45
Non-US Plans [Member]
Amounts recognized in the Consolidated Balance Sheets consist of: [Abstract]
Accrued benefit liability, current	(1)	(1)
Accrued benefit liability, long-term	(38)	(25)
Funded status of continuing operations, end of period	(39)	(26)
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial and investment loss	11	0
Prior service cost (credit)	0	0
Balance at end of period	$ 11	$ 0

Pension and Other Postretirement Benefits, Other Postretirement Plan Net Periodic Costs (Details) (Other Postretirement Plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended				4 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended
	Dec. 31, 2012 US Plans [Member]	Dec. 31, 2011 US Plans [Member]	Dec. 31, 2012 Non-US Plans [Member]	Dec. 31, 2011 Non-US Plans [Member]	Apr. 30, 2010 Predecessor [Member] US Plans [Member]	Apr. 30, 2010 Predecessor [Member] Non-US Plans [Member]	Dec. 31, 2010 Successor [Member] US Plans [Member]	Dec. 31, 2012 Successor [Member] US Plans [Member]	Dec. 31, 2011 Successor [Member] US Plans [Member]	Dec. 31, 2010 Successor [Member] Non-US Plans [Member]	Dec. 31, 2012 Successor [Member] Non-US Plans [Member]	Dec. 31, 2011 Successor [Member] Non-US Plans [Member]
Net Periodic Other Postretirement Cost: [Abstract]
Service cost	$ 5	$ 4	$ 1	$ 1	$ 2	$ 0	$ 3	$ 5	$ 4	$ 0	$ 1	$ 1
Interest cost	13	18	1	1	5	1	11	13	18	1	1	1
Prior service cost (benefit) amortization					(3)		0	0	0
Actuarial loss amortization					0		0	1	0
Net periodic benefit cost (benefit)					$ 4	$ 1	$ 14	$ 19	$ 22	$ 1	$ 2	$ 2

Pension and Other Postretirement Benefits, Other Postretirement Plan Assumed Health Care Cost Trend Rates (Details) (Other Postretirement Plan [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
US Plans [Member]
Assumed health care cost trend rates [Abstract]
Immediate trend rate (in hundredths)	7.90%	8.20%
Ultimate trend rate (the rate to which the cost trend rate is assumed to decline) (in hundredths)	4.50%	4.50%
Year that rate reaches ultimate trend rate	2027	2027
Effect of one percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on accumulated postretirement benefit obligation	less than $1 million
Effect of one percentage point decrease on accumulated postretirement benefit obligation	less than $1 million
Non-US Plans [Member]
Effect of one percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on accumulated postretirement benefit obligation	less than $1 million
Effect of one percentage point decrease on accumulated postretirement benefit obligation	less than $1 million
Non-US Plans [Member] | Canada [Member]
Assumed health care cost trend rates [Abstract]
Immediate trend rate (in hundredths)	7.50%	8.00%
Ultimate trend rate (the rate to which the cost trend rate is assumed to decline) (in hundredths)	5.00%	5.00%
Year that rate reaches ultimate trend rate	2018	2018
Non-US Plans [Member] | France [Member]
Assumed health care cost trend rates [Abstract]
Immediate trend rate (in hundredths)	3.50%	2.00%
Ultimate trend rate (the rate to which the cost trend rate is assumed to decline) (in hundredths)	0.00%	0.00%

Pension and Other Postretirement Benefits, Other Postretirement Plan Assumptions Used To Determine Net Benefit Liabilities and Costs (Details) (Other Postretirement Plan [Member])	Dec. 31, 2012 US Plans [Member]	Dec. 31, 2011 US Plans [Member]	Dec. 31, 2012 Non-US Plans [Member]	Dec. 31, 2011 Non-US Plans [Member]	Apr. 30, 2010 Predecessor [Member] US Plans [Member]	Apr. 30, 2010 Predecessor [Member] Non-US Plans [Member]	Dec. 31, 2010 Successor [Member] US Plans [Member]	Dec. 31, 2012 Successor [Member] US Plans [Member]	Dec. 31, 2011 Successor [Member] US Plans [Member]	Dec. 31, 2010 Successor [Member] Non-US Plans [Member]	Dec. 31, 2012 Successor [Member] Non-US Plans [Member]	Dec. 31, 2011 Successor [Member] Non-US Plans [Member]
Weighted average assumptions used in determining the net benefit liabilities [Abstract]
Discount rate (in hundredths)	3.73%	3.98%	3.80%	5.03%
Rate of compensation increase (in hundredths)	4.00%	4.00%	3.00%	3.00%
Weighted average assumptions used in determining net benefit costs for the year [Abstract]
Discount rate (in hundredths)					5.75%	5.46%	5.73%	3.98%	5.00%	5.22%	5.03%	5.36%
Rate of compensation increase (in hundredths)					4.00%	3.58%	4.00%	4.00%	4.00%	3.46%	3.00%	3.52%

Pension and Other Postretirement Benefits, Other Postretirement Plan Future Expected Benefit Payments (Details) (Other Postretirement Plan [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
US Plans [Member]
Future expected benefit payments by our plans which reflect expected future service [Abstract]
2013	$ 21
2014	21
2015	22
2016	23
2017	23
2018 through 2022	121
Non-US Plans [Member]
Future expected benefit payments by our plans which reflect expected future service [Abstract]
2013	1
2014	1
2015	1
2016	1
2017	1
2018 through 2022	$ 7

Pension and Other Postretirement Benefits, Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred income tax provision related to AOCI [Abstract]
Deferred income taxes provision related to pension and other postretirement benefit amounts in accumulated other comprehensive income	$ 197	$ 158
Pension Plan [Member]
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial (gain) loss recognized in accumulated other comprehensive income, beginning balance	393	37
Actuarial (gain) loss arising during the period	166	362
Actuarial (gain) loss amortization included in net periodic benefit costs	(22)
Actuarial (gain) loss due to settlements and curtailments		(6)
Actuarial (gain) loss recognized in accumulated other comprehensive income, ending balance	537	393
Prior service cost (credit) recognized in accumulated other comprehensive income, beginning balance	21	10
Prior service cost (credit) arising during the period	(8)	12
Prior service cost (credit) amortization included in net periodic benefit cost	(3)
Prior service cost (credit) due to settlements and curtailments		(1)
Prior service cost (credit) recognized in accumulated other comprehensive income, ending balance	10	21
Pension Plan [Member] | US Plans [Member]
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial (gain) loss recognized in accumulated other comprehensive income, beginning balance	433
Actuarial (gain) loss recognized in accumulated other comprehensive income, ending balance	431
Prior service cost (credit) recognized in accumulated other comprehensive income, beginning balance	0
Prior service cost (credit) recognized in accumulated other comprehensive income, ending balance	0
Amounts amortized from AOCI next fiscal year [Abstract]
Net actuarial and investment loss included in accumulated other comprehensive income expected to be recognized as a component of net periodic benefit cost next fiscal year	23
Pension Plan [Member] | Non-US Plans [Member]
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial (gain) loss recognized in accumulated other comprehensive income, beginning balance	(40)
Actuarial (gain) loss recognized in accumulated other comprehensive income, ending balance	106
Prior service cost (credit) recognized in accumulated other comprehensive income, beginning balance	(21)
Prior service cost (credit) recognized in accumulated other comprehensive income, ending balance	(10)
Amounts amortized from AOCI next fiscal year [Abstract]
Net actuarial and investment loss included in accumulated other comprehensive income expected to be recognized as a component of net periodic benefit cost next fiscal year	3
Prior service cost included in accumulated other comprehensive income expected to be recognized as a component of net periodic benefit cost next fiscal year	3
Other Postretirement Plan [Member]
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial (gain) loss recognized in accumulated other comprehensive income, beginning balance	42	16
Actuarial (gain) loss arising during the period	32	26
Actuarial (gain) loss amortization included in net periodic benefit costs	(2)
Actuarial (gain) loss due to settlements and curtailments		0
Actuarial (gain) loss recognized in accumulated other comprehensive income, ending balance	72	42
Prior service cost (credit) recognized in accumulated other comprehensive income, beginning balance	3	0
Prior service cost (credit) arising during the period	(4)	3
Prior service cost (credit) amortization included in net periodic benefit cost	0
Prior service cost (credit) due to settlements and curtailments		0
Prior service cost (credit) recognized in accumulated other comprehensive income, ending balance	(1)	3
Other Postretirement Plan [Member] | US Plans [Member]
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial (gain) loss recognized in accumulated other comprehensive income, beginning balance	46
Actuarial (gain) loss recognized in accumulated other comprehensive income, ending balance	61
Prior service cost (credit) recognized in accumulated other comprehensive income, beginning balance	(1)
Prior service cost (credit) recognized in accumulated other comprehensive income, ending balance	(1)
Amounts amortized from AOCI next fiscal year [Abstract]
Net actuarial and investment loss included in accumulated other comprehensive income expected to be recognized as a component of net periodic benefit cost next fiscal year	3
Other Postretirement Plan [Member] | Non-US Plans [Member]
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial (gain) loss recognized in accumulated other comprehensive income, beginning balance	0
Actuarial (gain) loss recognized in accumulated other comprehensive income, ending balance	11
Prior service cost (credit) recognized in accumulated other comprehensive income, beginning balance	0
Prior service cost (credit) recognized in accumulated other comprehensive income, ending balance	0
Amounts amortized from AOCI next fiscal year [Abstract]
Net actuarial and investment loss included in accumulated other comprehensive income expected to be recognized as a component of net periodic benefit cost next fiscal year	$ 1

Pension and Other Postretirement Benefits, Defined Contribution Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company Contributions US [Member]
Defined contribution plan disclosure [Line Items]
Employee Savings Plans	$ 27	$ 30	$ 17
Company Contributions Non-US [Member]
Defined contribution plan disclosure [Line Items]
Employee Savings Plans	$ 4	$ 4	$ 0

Incentive and Share-Based Compensation, Medium-Term Incentive Plan (Details) (Medium-Term Incentive Plan [Member], USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Medium-Term Incentive Plan [Member]
Medium-Term Incentive Plan [Line Items]
Description of plan, Medium-Term Incentive Plan		The MTI awards for 2012, 2011 and 2010 provide payouts based on our return on assets and cost improvements over a three-calendar year performance period. Subject to customary accelerated vesting or forfeiture in the event of certain termination events, the awards will vest on the date following December 31, of the applicable performance period, on which the Compensation Committee of the Supervisory Board certifies the performance results and will be paid by March 31, following the end of the applicable performance period. Awards granted under the MTI are cash based awards. Beginning in 2012, eligible employees other than executive officers may elect to receive, and executive officers automatically receive, equity-based Qualified Performance Awards (“QPA”) under the Long-Term Incentive Plan (“LTI”) in lieu of any MTI awards.
Compensation expense, Medium-Term Incentive Plan	$ 4	$ 18	$ 15

Incentive and Share-Based Compensation, Long-Term Incentive Plan (Details) (Long-Term Incentive Plan [Member], USD $) In Millions, except Share data, unless otherwise specified	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2010 Predecessor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Share based compensation arrangement by share based plan name [Line Items]
Number of shares authorized for grant (in shares)		22,000,000
Number of shares available for grant (in shares)			9,601,927
Compensation expense	$ 24	$ 22	$ 39	$ 30
Tax benefit of related compensation expense	$ 8	$ 8	$ 14	$ 10

Incentive and Share-Based Compensation, Restricted stock units (Details) (Restricted Stock Units [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock Units [Member]
Restricted stock units activity [Rollforward]
Number of shares outstanding, beginning balance (in shares)		2,005
Number of units granted, restricted stock units (in shares)		269
Number of units paid, restricted stock units (in shares)		(118)
Number of units forfeited, restricted stock units (in shares)		(226)
Number of shares outstanding, ending balance (in shares)		1,930	2,005
Weighted average grant date fair value, restricted stock units [Roll Forward]
Weighted average grant date fair value, beginning balance (in dollars per share)		$ 19.13
Weighted average grant date fair value, restricted stock units - granted (in dollars per share)	$ 17.65	$ 51.06	$ 32.07
Weighted average grant date fair value, restricted stock units - paid (in dollars per share)		$ 20.37
Weighted average grant date fair value, restricted stock units - forfeited (in dollars per share)		$ 18.97
Weighted average grant date fair value, ending balance (in dollars per share)		$ 23.51	$ 19.13
Additional disclosures, restricted stock units [Abstract]
Weighted average grant date fair value, restricted stock units (in dollars per share)	$ 17.65	$ 51.06	$ 32.07
Total fair value of vested shares, restricted stock units	$ 1	$ 2	$ 1
Compensation expense	5	7	7
Tax benefit of related compensation expense, restricted stock units	1	2	2
Dividend compensation expense recognized relating to award		7	9
Unrecognized compensation cost related to award, restricted stock units		$ 29
Weighted-average remaining contractual term, restricted stock units		3 years

Incentive and Share-Based Compensation, Stock Options (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended							8 Months Ended	11 Months Ended	10 Months Ended	12 Months Ended				4 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member] Successor [Member]	Nov. 19, 2012 Stock Options [Member] Successor [Member]	Nov. 15, 2011 Stock Options [Member] Successor [Member]	Dec. 31, 2012 Stock Options [Member] Successor [Member]	Dec. 31, 2011 Stock Options [Member] Successor [Member]	Dec. 31, 2010 Stock Options [Member] Successor [Member]	Dec. 06, 2011 Stock Options [Member] Successor [Member]	Apr. 30, 2010 Stock Options [Member] Predecessor [Member]
Share-based compensation disclosures [Line Items]
Number of stock options orginally issued (in shares)					113,000			5,639,020
Original exercise price (in dollars per share)					$ 44.44			$ 17.61
Exercise price range, minimum (in dollars per share)											$ 11.95
Exercise price range, maximum (in dollars per share)											$ 52.2
Special dividend amount per share (in dollars per share)	$ 4.2	$ 5.05	$ 0.55	$ 1.45					$ 2.75	$ 4.5
Dividend declared for shareholders of record, date									Nov 19, 2012	Nov 15, 2011
Dividend compensation expense recognized relating to award											$ 7	$ 8
Amount of reduction in the exercise price of all outstanding, unvested stock options granted under the plan (in dollars per share)														$ 4.5
Incremental unrecognized compensation expense resulting from dividend equivalent payment associated with special dividend											17
Weighted average fair value per share of options granted (in dollars per share)											$ 9.21	$ 7.86	$ 7.82
Weighted average fair value per share of options granted with revised assumptions (in dollars per share)												$ 9.88
Fair value assumptions [Abstract]
Dividend yield (in hundredths)					3.00%	3.00%	0.00%
Expected volatility (in hundredths)					51.00%	50.00%	47.00%
Risk-free interest rate, minimum (in hundredths)					0.80%	0.24%	1.63%
Risk-free interest rate, maximum (in hundredths)					1.11%	1.18%	2.94%
Weighted-average expected term (in years)					6 years	3 years 5 months 12 days	5 years 2 months 6 days
Stock options activity [rollforward]
Stock options - outstanding, beginning balance (in shares)					7,977,000
Stock options - granted (in shares)					113,000			5,639,020
Stock options - exercised (in shares)					(1,324,000)
Stock options - forfeited (in shares)					(257,000)
Stock options - outstanding, ending balance (in shares)					6,509,000	7,977,000
Stock options - exercisible (in shares)					2,591,000
Weighted average price, stock options [rollforward]
Weighted average price, stock options - beginning balance (in dollars per share)					$ 14.24
Weighted average price, stock options - granted (in dollars per share)					$ 44.44			$ 17.61
Weighted average price, stock options - exercised (in dollars per share)					$ 15.25
Weighted average price, stock options - forfeited (in dollars per share)					$ 15.33
Weighted average price, stock options - ending balance (in dollars per share)					$ 14.51	$ 14.24
Weighted average price, exercisable options, (in dollars per share)					$ 15.2
Weighted-average remaining term, outstanding options					5 years 8 months 21 days						2 years
Weighted-average remaining term, exercisible options					4 years 8 months 21 days
Aggregate intrinsic value, outstanding options					167
Aggregate intrinsic value, exercisable options					109
Additional disclosures, stock options [Abstract]
Aggregate intrinsic value of stock options exercised during the period											39	11
Compensation expense, stock options								12			22	17			19
Tax benefit of related compensation expense, stock options								5			8	6			6
Unrecognized compensation cost related to award, stock options											$ 12
Weighted-average remaining contractual term, stock options					5 years 8 months 21 days						2 years

Incentive and Share-Based Compensation, Restricted Stock (Details) (Restricted Stock [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Apr. 30, 2010 Predecessor [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Share-based compensation disclosures [Line Items]
Number of shares issued, restricted stock (in shares)		1,771,794
Number of restricted shares that automatically lapse upon sale of shares by an affiliate of the company (in shares)		725,099
Shares withheld for taxes upon restricted stock vesting (in shares)		264,297
Restricted stock activity [Roll Forward]
Number of shares outstanding, beginning balance (in shares)	1,772,000
Number of shares granted, restricted stock (in shares)	0
Number of shares paid, restricted stock (in shares)	(725,000)
Number of shares forfeited, restricted stock (in shares)	0
Number of shares outstanding, ending balance (in shares)	1,047,000
Weighted average grant date fair value, restricted stock [Roll Forward]
Weighted average grant date fair value, beginning balance (in dollars per share)	$ 17.61
Weighted average grant date fair value, restricted stock - granted (in dollars per share)	$ 0	$ 17.61
Weighted average grant date fair value, restricted stock - paid (in dollars per share)	$ 17.61
Weighted average grant date fair value, restricted stock - forfeited (in dollars per share)	$ 0
Weighted average grant date fair value, ending balance (in dollars per share)	$ 17.61
Additional disclosures, restricted stock [Abstract]
Weighted average grant date fair value, restricted stock - granted (in dollars per share)	$ 0	$ 17.61
Total fair value of vested shares, restricted stock units				$ 13
Compensation expense, restricted stock		5	5	10	6
Tax benefit of related compensation expense		2	2	4	2
Unrecognized compensation cost related to award, restricted stock				$ 5
Weighted-average remaining contractual term, restricted stock				2 years

Incentive and Share-Based Compensation, Qualified Performance Awards (Details) (Qualified Performance Awards [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Qualified Performance Awards [Member]
Share-based compensation disclosures [Line Items]
Compensation expense	$ 3

Income Taxes, Components of income tax provision (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Apr. 30, 2010 Predecessor [Member]
Current: [Abstract]
U.S. federal	$ 32	$ 464	$ 419	$ 11
Non-U.S.	106	78	161	(16)
State	12	70	27	11
Total current	150	612	607	6
Deferred: [Abstract]
U.S. federal	228	607	394	(1,386)
Non-U.S.	(198)	73	60	106
State	(10)	35	(2)	(41)
Total deferred	20	715	452	(1,321)
Income tax provision (benefit)	170	1,327	1,059	(1,315)
Tax effects of elements of other comprehensive income: [Abstract]
Pension and postretirement liabilities	(30)	(38)	(128)	3
Financial derivatives	0	0	0	51
Foreign currency translation	4	(1)	1	(9)
Total income tax expense in comprehensive income	$ 144	$ 1,288	$ 932	$ (1,270)

Income Taxes, Reconciliation of tax expense at US statutory rate and provision for taxes (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended			4 Months Ended
	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Apr. 30, 2010 Predecessor [Member]
US and non-US income, and the reconciliation of the statutory rate to the provision for taxes [Line Items]
U.S. Federal statutory income tax rate (in hundredths)		35.00%
Dutch statutory income tax rate (in hundredths)		25.00%
Effective tax rate (in hundredths)		31.70%
Income (loss) before income taxes: [Abstract]
U.S.	$ 1,141	$ 3,313	$ 2,388		$ 8,490
Non-U.S.	590	872	1,143		(1,543)
Income from continuing operations before income taxes	1,731	4,185	3,531		6,947
Income tax expense (benefit), continuing operations, income tax reconciliation [Abstract]
Income tax at U.S. statutory rate	606	1,465	1,236		2,431
Increase (reduction) resulting from: [Abstract]
Discharge of debt and other reorganization related items	(221)	0	0		(4,355)
Non-U.S. income taxed at lower statutory rates	(14)	(53)	(44)		(3)
State income taxes, net of federal benefit	36	67	27		(63)
Changes in valuation allowances	(266)	(72)	(84)		262
Non-taxable (income) and non-deductible expenses	(102)	(50)	(73)		0
Notional royalties	(12)	(30)	(32)		(11)
Other income taxes, net of federal benefit	33	10	14		30
Uncertain tax positions	13	21	(11)		402
Warrants & Stock compensation	24	4	13		5
Transfer of subsidiary	88	0	0		0
U.S. manufacturing deduction	0	(42)	(30)		0
Foreign currency gains and losses	0	41	11		0
Other, net	(15)	(34)	32		(13)
Income tax provision (benefit)	170	1,327	1,059		(1,315)
The amount of U.S. cancellation of debt income over the excess of U.S. tax attributes.				9,483
Amount of tax bases in U.S. depreciable assets that was eliminated				$ 938

Income Taxes, Components of deferred tax liabilities and assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liabilities: [Abstract]
Accelerated tax depreciation	$ 1,277	$ 1,299
Investments in joint venture partnerships	158	161
Other intangible assets	387	406
Inventory	632	627
Total deferred tax liabilities	2,454	2,493
Deferred tax assets: [Abstract]
Net operating loss carryforwards	554	609
Employee benefit plans	548	481
Deferred interest carryforwards	0	619
State and foreign income taxes, net of federal tax benefit	12	5
Environmental reserves	37	35
Other	72	136
Total deferred tax assets	1,223	1,885
Deferred tax asset valuation allowances	(551)	(570)
Net deferred tax assets	672	1,315
Net deferred tax liabilitites	1,782	1,178
Balance sheet classifications: [Abstract]
Deferred tax assets - current	46	29
Deferred tax assets - long term	44	20
Deferred tax liability - current	558	310
Deferred tax liability - long term	1,314	917
Net deferred tax liabilitites	1,782	1,178
Postconfirmation other obligations [Abstract]
Postconfirmation deferred income taxes			$ 857

Income Taxes, Net operating loss carry forwards and related deferred tax asset (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	$ 1,787	$ 2,120
Deferred tax on net operating loss carry forwards	554	609
2013 [Member]
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	1
Deferred tax on net operating loss carry forwards	0
2014 [Member]
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	14
Deferred tax on net operating loss carry forwards	4
2015 [Member]
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	116
Deferred tax on net operating loss carry forwards	38
2016 [Member]
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	4
Deferred tax on net operating loss carry forwards	1
2017 [Member]
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	17
Deferred tax on net operating loss carry forwards	3
Thereafter [Member]
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	447
Deferred tax on net operating loss carry forwards	119
Indefinite [Member]
Operating loss carryforward, year of expiration [Line Items]
Net operating loss carry forwards	1,188
Deferred tax on net operating loss carry forwards	$ 389

Income Taxes, Valuation allowances (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2011 Successor [Member] Non-US Operations [Member]	Dec. 31, 2010 Successor [Member] French Operations [Member]	Apr. 30, 2010 Predecessor [Member] French Operations [Member]
Valuation allowance [Line Items]
Operating loss carryforwards, valuation allowance	$ 551
Valuation allowance	551
Changes in valuation allowances			11	(266)	262
Deferred taxes on unremitted earnings of certain equity joint ventures	$ 40	$ 45

Income Taxes, Unrecognized tax benefits (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Apr. 30, 2010 Predecessor [Member]
Income tax contingency [Line Items]
Unrecognized tax benefits relating to uncertain tax positions	$ 441	$ 548	$ 483	$ 451
Unrecognized tax benefits [Abstract]
Balance, beginning of period	451	483	441	68
Additions for tax positions of current year	1	15	54	373
Additions for tax positions of prior years	16	50	7	41
Reductions for tax positions of prior years	(4)	0	(19)	(11)
Cash settlements	(23)	0	0	0
Effects of currency exchange rates	0	0	0	(3)
Discharge upon emergence from bankruptcy	0	0	0	(17)
Balance, at end of period	441	548	483	451
Increase in amount of unrecognized tax benefit as a result of tax principles applied to reorganization				$ 360
Description of interest and penalties accrued and recognized on uncertain tax positions	less than $1 million	$4 million	less than $1 million	less than $1 million

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Pending or threatened litigation [Member] Access Industries Indemnity Demand [Member]	Dec. 31, 2007 Pending or threatened litigation [Member] Access Industries Indemnity Demand [Member]
Environmental Remediation [Abstract]
Total accrued liability for future environmental remediation costs	$ 126,000,000	$ 120,000,000	$ 107,000,000
Accrued liability for individual site range, minimum	less than $1 million
Accrued liability for individual site range, maximum	23,000,000
Accrual for environmental loss contingencies [Roll Forward]
Balance at beginning of period	120,000,000	107,000,000
Additional provisions	16,000,000	25,000,000
Amounts paid	(12,000,000)	(8,000,000)
Foreign exchange effects	2,000,000	(4,000,000)
Balance at end of period	126,000,000	120,000,000	107,000,000
Lawsuits [Abstract]
Shareholder's ownership interest in the company				more than five percent
Minimum value of damages sought by plaintiff				100,000,000
Indemnification Demands [Abstract]
Damages sought by plaintiffs					723,000
Change in estimated contingency related to indemnification dispute			$ 64,000,000

Stockholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Ordinary Shares [Member]	Dec. 31, 2011 Ordinary Shares [Member]	Dec. 31, 2012 Treasury stock [Member]	Dec. 31, 2011 Treasury stock [Member]	May 31, 2011 10 cent dividend [Member]	Sep. 30, 2011 20 cent dividend [Member]	Mar. 31, 2012 25 cent dividend [Member]	Dec. 31, 2011 25 cent dividend [Member]	Dec. 31, 2012 40 cent dividend [Member]	Sep. 30, 2012 40 cent dividend [Member]	Jun. 30, 2012 40 cent dividend [Member]	Dec. 31, 2012 2 dollar and 75 cent dividend [Member]	Dec. 31, 2011 4 dollar and 50 cent dividend [Member]
Dividends paid [Line Items]
Dividend per ordinary share (per share)	$ 4.2	$ 5.05					$ 0.1	$ 0.2	$ 0.25	$ 0.25	$ 0.4	$ 0.4	$ 0.4	$ 2.75	$ 4.5
Aggregate dividends paid	$ 2,415	$ 2,893					$ 57	$ 114	$ 143	$ 142	$ 230	$ 230	$ 230	$ 1,582	$ 2,580
Date of Record							May 5, 2011	Aug 17, 2011	Mar 12, 2012	Nov 25, 2011	Nov 19, 2012	Sep 4, 2012	May 21, 2012	Nov 19, 2012	Nov 25, 2011
Ordinary shares outstanding: [Abstract]
Balance at beginning of period (in shares)	573,390,514		573,390,514	565,676,222
Share-based compensation (in shares)			1,140,439	534,876	1,138,868	534,331
Warrants exercised (in shares)			685,756	7,179,416	293,888	3,462,693
Balance at end of period (in shares)	575,216,709	573,390,514	575,216,709	573,390,514
Ordinary shares held as treasury shares: [Abstract]
Balance at beginning of period (in shares)	4,051,013				4,051,013	1,122,651
Warrants exercised (in shares)			685,756	7,179,416	293,888	3,462,693
Share based compensation (in shares)			(1,140,439)	(534,876)	(1,138,868)	(534,331)
Balance at end of period (in shares)	3,206,033	4,051,013			3,206,033	4,051,013
Ordinary shares issued at end of period (in shares)	578,422,742	577,441,527
Additional paid-in Capital recorded during the period for the purchase of ordinary shares as part of non-cash exercise of warrants					41	317
Ordinary shares purchased as Treasury Stock upon non-cash exercise of warrants (in shares)					900,000	8,300,000
Number of ordinary shares repurchased and held in treasury following non-cash exercise of warrants (in shares)					293,888	3,462,693
Accumulated Other Comprehensive Income [Abstract]
Pension and postretirement liabilities	(422)	(303)
Foreign currency translation	11	(124)
Total	$ (411)	$ (427)

Per Share Data (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010 Continuing Operations [Member]	Dec. 31, 2012 Continuing Operations [Member]	Dec. 31, 2011 Continuing Operations [Member]	Dec. 31, 2010 Discontinued Operations [Member]	Dec. 31, 2012 Discontinued Operations [Member]	Dec. 31, 2011 Discontinued Operations [Member]
Earnings Per Share, Basic [Abstract]
Net income (loss)	$ 623	$ 844	$ 768	$ 599	$ (218)	$ 895	$ 803	$ 660	$ 1,561	$ 2,858	$ 2,472	$ 19	$ (24)	$ (332)
Less: net loss attributable to non-controlling interests									7	14	7	0	0	0
Net income attributable to the Company shareholders									1,568	2,872	2,479	19	(24)	(332)
Net income attributable to participating securities									(10)	(3)	(14)	0	0	2
Net income (loss) attributable to ordinary shareholders - Basic Shares									1,558	2,869	2,465	19	(24)	(330)
Earnings Per Share, Diluted [Abstract]
Net income	623	844	768	599	(218)	895	803	660	1,561	2,858	2,472	19	(24)	(332)
Less: net loss attributable to non-controlling interests									7	14	7	0	0	0
Net income attributable to the Company shareholders									1,568	2,872	2,479	19	(24)	(332)
Net income attributable to participating securities									(10)	(3)	(14)	0	0	2
Net income (loss) attributable to ordinary shareholders - Diluted Shares									$ 1,558	$ 2,869	$ 2,465	$ 19	$ (24)	$ (330)
Weighted average number of shares outstanding reconciliation [Abstract]
Basic weighted average common stock outstanding (in shares)									564	573	568	564	573	568
Effect of dilutive securities [Abstract]
MTI									0	1	1	0	1	1
Stock options (in shares)									0	3	3	0	3	3
Potential dilutive shares (in shares)									564	577	572	564	577	572
Earnings (loss) per share [Abstract]
Basic (in dollars per share)	$ 1.1	$ 1.47	$ 1.34	$ 1.04	$ (0.38)	$ 1.56	$ 1.41	$ 1.16	$ 2.76	$ 5.01	$ 4.34	$ 0.03	$ (0.04)	$ (0.58)
Diluted (in dollars per share)	$ 1.09	$ 1.46	$ 1.33	$ 1.04	$ (0.38)	$ 1.51	$ 1.38	$ 1.15	$ 2.75	$ 4.96	$ 4.32	$ 0.03	$ (0.04)	$ (0.58)
Anti-dilutive stock options and warrants (in shares)									11.5	0	1	11.5	0	1
Participating securities (in shares)									3.7	3	3.6	3.7	3	3.6
Dividends declared per share of common stock (in dollars per share)									$ 0	$ 4.2	$ 5.05	$ 0	$ 0	$ 0

Segment and Related Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended		3 Months Ended	8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended				8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012 Wesseling, Germany [Member]	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] Olefins and Polyolefins - Americas [Member]	Dec. 31, 2012 Successor [Member] Olefins and Polyolefins - Americas [Member]	Dec. 31, 2011 Successor [Member] Olefins and Polyolefins - Americas [Member]	Dec. 31, 2010 Successor [Member] Olefins And Polyolefins - Europe, Asia & International [Member]	Dec. 31, 2012 Successor [Member] Olefins And Polyolefins - Europe, Asia & International [Member]	Dec. 31, 2011 Successor [Member] Olefins And Polyolefins - Europe, Asia & International [Member]	Dec. 31, 2012 Successor [Member] Olefins And Polyolefins - Europe, Asia & International [Member] Wesseling, Germany [Member]	Dec. 31, 2011 Successor [Member] Olefins And Polyolefins - Europe, Asia & International [Member] Wesseling, Germany [Member]	Dec. 31, 2010 Successor [Member] Intermediates and Derivatives [Member]	Dec. 31, 2012 Successor [Member] Intermediates and Derivatives [Member]	Dec. 31, 2011 Successor [Member] Intermediates and Derivatives [Member]	Dec. 31, 2010 Successor [Member] Refining [Member]	Dec. 31, 2012 Successor [Member] Refining [Member]	Dec. 31, 2011 Successor [Member] Refining [Member]	Dec. 31, 2010 Successor [Member] Technology [Member]	Dec. 31, 2012 Successor [Member] Technology [Member]	Dec. 31, 2011 Successor [Member] Technology [Member]	Dec. 31, 2010 Successor [Member] Other [Member]	Dec. 31, 2012 Successor [Member] Other [Member]	Dec. 31, 2011 Successor [Member] Other [Member]	Apr. 30, 2010 Predecessor [Member]	Apr. 30, 2010 Predecessor [Member] Olefins and Polyolefins - Americas [Member]	Apr. 30, 2010 Predecessor [Member] Olefins And Polyolefins - Europe, Asia & International [Member]	Apr. 30, 2010 Predecessor [Member] Intermediates and Derivatives [Member]	Apr. 30, 2010 Predecessor [Member] Refining [Member]	Apr. 30, 2010 Predecessor [Member] Technology [Member]	Apr. 30, 2010 Predecessor [Member] Other [Member]
Sales and other operating revenues: [Abstract]
Customers																				$ 26,132	$ 45,352	$ 48,183	$ 5,993	$ 8,987	$ 10,349	$ 8,648	$ 14,203	$ 15,223			$ 5,363	$ 9,280	$ 9,293	$ 5,853	$ 12,490	$ 12,886	$ 291	$ 377	$ 376	$ (16)	$ 15	$ 56	$ 12,807	$ 3,220	$ 4,078	$ 2,604	$ 2,787	$ 104	$ 14
Intersegment																				0	0	0	2,413	3,947	4,531	302	318	368			20	378	207	406	801	820	74	121	130	(3,215)	(5,565)	(6,056)	0	963	(52)	144	264	41	(1,360)
Sales Revenue Net	11,097		11,273		11,248		11,734		10,981		12,516		13,306		11,380					26,132	45,352	48,183	8,406	12,934	14,880	8,950	14,521	15,591			5,383	9,658	9,500	6,259	13,291	13,706	365	498	506	(3,231)	(5,550)	(6,000)	12,807	4,183	4,026	2,748	3,051	145	(1,346)
Segment operating income (loss)																																											505	317	106	192	(97)	39	(52)
Current cost adjustment																																											199
Operating income	959	[1]	1,328	[1]	1,449	[1]	940	[1]	439	[2]	1,493	[2]	1,310	[2]	1,095	[2]				2,292	4,676	4,337	1,039	2,650	1,855	367	127	435			629	1,430	1,156	208	334	809	69	122	107	(20)	13	(25)	704
Income (loss) from equity investments	38		32		27		46		33		52		73		58		143	216		86	143	216	16	25	21	68	121	168			2	(3)	27	0	0	0	0	0	0	0	0	0	84	5	80	(1)	0	0	0
Capital expenditures																				441	1,060	1,021	146	468	425	106	254	235			79	159	101	80	136	224	19	43	26	11	0	10	212	52	102	12	31	12	3
Depreciation and amortization expense																				558	983	931	151	281	246	147	285	262			105	194	186	82	148	153	78	73	84	(5)	2	0	565	160	108	117	152	23	5
Additional charges recognized in various segments [Abstract]
Proceeds from insurance settlement					100																			29								18			53	34
Proceeds from legal recovery	28		24																																24
Reversal of unfavorable contract reserve																											28
Asset impairment											19								22										22
Restructuring charges	53								18		14		61														35			77								18
Charge (benefit) due to liquidations of LIFO inventory layers																				(8)			(9)	161							18				(13)	36	(17)
Charges related to impairments of assets and restructuring charges due to facility closure and impairments of research and development projects																																							39
Environmental liability charges																														16
Charge related to change in estimate associated with a dispute over environmental liability																				64						56											8
Non-cash charges to adjust the value of finished goods inventory			$ 71		$ (71)															$ 42	$ 0	$ 0	$ 34								$ 8												$ 0

[1]	Operating income in the quarter ended June��30, 2012 includes a lower of cost or market inventory valuation adjustment of $71��million which was reversed in the quarter ended September��30, 2012 by a $71��million non-cash benefit due to the recovery of market price. In addition, operating income in the quarter ended March��31, 2012 included a charge of $22��million for impairment of assets at our Wesseling, Germany site. In the quarter ended June��30, 2012, operating income includes a benefit of $100��million associated with an insurance settlement related to Hurricane Ike. Operating income in the quarter ended September��30, 2012 included a benefit related to a $24��million recovery associated with a former employee who plead guilty to fraud in 2010. Operating income in the quarter ended December 31, 2012 included a benefit of $28 million related to the reversal of a reserve established at emergence for an unfavorable monomer contract. In addition, operating income in the quarter ended December 31, 2012 included charges of $53��million related to corporate restructuring activities in Europe.
[2]	Operating income in 2011 includes corporate restructuring charges of $61 million, $14 million and $18 million, in the quarters ended June��30, September 30 and December 31, 2011, respectively. Operating income in 2011 also includes an impairment charge of $19 million in the quarter ended September 30, 2011.

Segment and Related Information, Long-Lived Assets by Segments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	$ 7,696	$ 7,333
Investment in PO joint ventures	397	412
Equity and other investments	1,583	1,559	1,587
Goodwill	591	585	595
Olefins and Polyolefins - Americas [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	2,167	1,945
Investment in PO joint ventures	0	0
Equity and other investments	162	154
Goodwill	162	162
Olefins And Polyolefins - Europe, Asia & International [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	2,437	2,385
Investment in PO joint ventures	0	0
Equity and other investments	1,303	1,265
Goodwill	175	172
Intermediates and Derivatives [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	1,830	1,738
Investment in PO joint ventures	397	412
Equity and other investments	118	140
Goodwill	245	242
Refining [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	985	943
Investment in PO joint ventures	0	0
Equity and other investments	0	0
Goodwill	0	0
Technology [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	274	309
Investment in PO joint ventures	0	0
Equity and other investments	0	0
Goodwill	9	9
Other [Member]
Segment reporting asset reconciling items [Line Items]
Property, plant and equipment, net	3	13
Investment in PO joint ventures	0	0
Equity and other investments	0	0
Goodwill	$ 0	$ 0

Segment and Related Information, Revenues by Geographic Location (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member] North America [Member]	Dec. 31, 2012 Successor [Member] North America [Member]	Dec. 31, 2011 Successor [Member] North America [Member]	Dec. 31, 2010 Successor [Member] Europe [Member]	Dec. 31, 2012 Successor [Member] Europe [Member]	Dec. 31, 2011 Successor [Member] Europe [Member]	Dec. 31, 2010 Successor [Member] Netherlands [Member]	Dec. 31, 2012 Successor [Member] Netherlands [Member]	Dec. 31, 2011 Successor [Member] Netherlands [Member]	Dec. 31, 2010 Successor [Member] All Other [Member]	Dec. 31, 2012 Successor [Member] All Other [Member]	Dec. 31, 2011 Successor [Member] All Other [Member]	Apr. 30, 2010 Predecessor [Member]	Apr. 30, 2010 Predecessor [Member] North America [Member]	Apr. 30, 2010 Predecessor [Member] Europe [Member]	Apr. 30, 2010 Predecessor [Member] Netherlands [Member]	Apr. 30, 2010 Predecessor [Member] All Other [Member]
Sales and other operating revenues: [Abstract]
Revenues	$ 11,097	$ 11,273	$ 11,248	$ 11,734	$ 10,981	$ 12,516	$ 13,306	$ 11,380	$ 26,132	$ 45,352	$ 48,183	$ 14,027	$ 25,666	$ 26,527	$ 8,550	$ 12,845	$ 14,452	$ 589	$ 1,032	$ 1,217	$ 2,966	$ 5,809	$ 5,987	$ 12,807	$ 7,290	$ 3,727	$ 150	$ 1,640

Segment and Related Information, Long-Lived Assets byGeographic Location (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets by geographic locations [Abstract]
Noncurrent Assets	$ 10,714	$ 10,481
US [Member]
Long-lived assets by geographic locations [Abstract]
Noncurrent Assets	5,365	5,060
Germany [Member]
Long-lived assets by geographic locations [Abstract]
Noncurrent Assets	1,747	1,754
The Netherlands [Member]
Long-lived assets by geographic locations [Abstract]
Noncurrent Assets	730	749
France [Member]
Long-lived assets by geographic locations [Abstract]
Noncurrent Assets	557	558
Other Non - US [Member]
Long-lived assets by geographic locations [Abstract]
Noncurrent Assets	2,315	2,360
Total Non - US [Member]
Long-lived assets by geographic locations [Abstract]
Noncurrent Assets	$ 5,349	$ 5,421

Emergence from Chapter 11 Proceedings, (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																8 Months Ended	12 Months Ended		4 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Apr. 30, 2010 Predecessor [Member]
Reorganization Items [Line Items]
Change in net assets resulting from the application of fresh-start accounting																	$ 0	$ 0	$ 0	$ 6,542
Gain on discharge of liabilities subject to compromise																	0	0	0	(13,617)
Asset write-offs and rejected contracts																	0	0	0	25
Estimated claims																	(1)	(5)	39	(262)
Professional fees																	21	1	5	172
Employee severance costs																	(1)	0	0	0
Plant closures costs																	0	0	0	12
Other																	4	0	1	4
Total	$ 0	[1]	$ 0	[1]	$ (1)	[1]	$ 5	[1]	$ (15)	[1]	$ 0	[1]	$ (28)	[1]	$ (2)	[1]	$ 23	$ (4)	$ 45	$ (7,124)

[1]	See Note 23 for a description of reorganization items.

Unaudited Quarterly Results (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011
Selected financial data [Abstract]
Sales and other operating revenues	$ 11,097		$ 11,273		$ 11,248		$ 11,734		$ 10,981		$ 12,516		$ 13,306		$ 11,380
Operating income	959	[1]	1,328	[1]	1,449	[1]	940	[1]	439	[2]	1,493	[2]	1,310	[2]	1,095	[2]
Income from equity investments	38		32		27		46		33		52		73		58		143	216
Reorganization items	0	[3]	0	[3]	(1)	[3]	5	[3]	(15)	[3]	0	[3]	(28)	[3]	(2)	[3]
Income from continuing operations	645	[4]	851	[4]	768	[4]	594	[4]	27	[5]	912	[5]	851	[5]	682	[5]
Income (loss) from discontinued operations	(22)		(7)		0		5		(245)		(17)		(48)		(22)
Net income (loss)	623		844		768		599		(218)		895		803		660
Earnings (loss) per share: [Abstract]
Basic (in dollars per share)	$ 1.1		$ 1.47		$ 1.34		$ 1.04		$ (0.38)		$ 1.56		$ 1.41		$ 1.16
Diluted (in dollars per share)	$ 1.09		$ 1.46		$ 1.33		$ 1.04		$ (0.38)		$ 1.51		$ 1.38		$ 1.15
Quarterly financial information, explanatory disclosures [Abstract]
Lower of cost or market inventory valuation adjustment			71		(71)
Asset impairment											19
Proceeds from insurance settlement					100
Proceeds from legal recovery	28		24
Other nonoperating income													26
Restructuring charges	53								18		14		61
Premiums and charges on early repayment of debt, after tax					210				271				8
Fair value adjustment, warrants [Member]
Quarterly financial information, explanatory disclosures [Abstract]
Other nonoperating income							(10)		(6)		22		6		(59)
Wesseling, Germany [Member]
Quarterly financial information, explanatory disclosures [Abstract]
Asset impairment							$ 22

[1]	Operating income in the quarter ended June��30, 2012 includes a lower of cost or market inventory valuation adjustment of $71��million which was reversed in the quarter ended September��30, 2012 by a $71��million non-cash benefit due to the recovery of market price. In addition, operating income in the quarter ended March��31, 2012 included a charge of $22��million for impairment of assets at our Wesseling, Germany site. In the quarter ended June��30, 2012, operating income includes a benefit of $100��million associated with an insurance settlement related to Hurricane Ike. Operating income in the quarter ended September��30, 2012 included a benefit related to a $24��million recovery associated with a former employee who plead guilty to fraud in 2010. Operating income in the quarter ended December 31, 2012 included a benefit of $28 million related to the reversal of a reserve established at emergence for an unfavorable monomer contract. In addition, operating income in the quarter ended December 31, 2012 included charges of $53��million related to corporate restructuring activities in Europe.
[2]	Operating income in 2011 includes corporate restructuring charges of $61 million, $14 million and $18 million, in the quarters ended June��30, September 30 and December 31, 2011, respectively. Operating income in 2011 also includes an impairment charge of $19 million in the quarter ended September 30, 2011.
[3]	See Note 23 for a description of reorganization items.
[4]	Income from continuing operations in 2012 included after-tax premiums and charges of $210��million related to the early repayment of debt in the quarter ended June��30, 2012. In addition, results for 2012 include a $10��million after-tax charge relate to a fair value adjustment associated with our warrants in the quarter ended March��31, 2012.
[5]	Income from continuing operations in 2011 included after-tax premiums and charges of $8 million and $271��million in the quarters ended June��30 and December��31, 2011, respectively, related to the early repayment of debt. In addition, results for 2011 include after-tax fair value adjustments related to our warrants of a negative $59 million in the quarter ended March��31, 2011, benefits of $6��million and $22��million in the quarters ended June��30 and September��30, 2011, respectively, and a negative $6��million in the quarter ended December��31, 2011. Results for the quarter ended June��30, 2011 also include an after-tax gain of $26��million gain on the sale of surplus precious metals.

Subsequent Events (Details) (Subsequent event [Member])	4 Months Ended
May 14, 2013
Subsequent event [Member]
Subsequent events [Line Items]
Formation date of LYB International Finance B.V.	May 14, 2013
Ownership Percentage By Parent Company Of Subsidiary	100.00%